Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.7%)
Banks (22.8%):
Blue Ridge Bankshares, Inc. ............................................... 142,700 $ 599
Bridgewater Bancshares, Inc. (a) ............................................ 27,500 487
Business First Bancshares, Inc. ............................................. 23,800 644
Central Pacific Financial Corp. ............................................. 10,150 324
Citizens Community Bancorp, Inc. .......................................... 18,500 366
Civista Bancshares, Inc. .................................................. 25,900 590
Commercial Bancgroup, Inc. (b) ............................................. 20,200 526
Community West Bancshares .............................................. 24,500 571
ConnectOne Bancorp, Inc. ................................................ 24,000 642
Dime Community Bancshares, Inc. .......................................... 10,550 357
Financial Institutions, Inc. ................................................. 20,500 650
First Internet Bancorp .................................................... 19,800 404
First Mid Bancshares, Inc. ................................................ 17,000 700
German American Bancorp, Inc. ............................................ 8,650 361
Heritage Commerce Corp. ................................................ 42,600 532
Horizon Bancorp, Inc. ................................................... 43,700 724
Independent Bank Corp. .................................................. 19,525 650
Mercantile Bank Corp. ................................................... 9,900 500
Orange County Bancorp, Inc. .............................................. 18,300 585
Origin Bancorp, Inc. ..................................................... 9,700 402
Peapack-Gladstone Financial Corp. .......................................... 16,300 574
Peoples Bancorp, Inc. .................................................... 23,000 756
Primis Financial Corp. ................................................... 43,700 580
QCR Holdings, Inc. ..................................................... 9,485 811
SmartFinancial, Inc. ..................................................... 14,550 569
Southern Missouri Bancorp, Inc. ............................................ 10,675 683
Univest Financial Corp. .................................................. 10,650 365
Washington Trust Bancorp, Inc. ............................................. 20,676 692
15,644
Capital Markets (0.5%):
Diamond Hill Investment Group, Inc. ........................................ 2,150 370
Communication Services (2.8%):
Clear Channel Outdoor Holdings, Inc. , Class A (a) ................................ 142,000 336
IMAX Corp. (a) ........................................................ 14,300 544
PubMatic, Inc. , Class A (a) ................................................ 41,754 342
The Marcus Corp. ...................................................... 38,700 664
1,886
Consumer Discretionary (9.6%):
BJ's Restaurants, Inc. (a) .................................................. 12,386 435
First Watch Restaurant Group, Inc. (a) ........................................ 40,900 429
Genesco, Inc. (a) ........................................................ 14,902 432
Latham Group, Inc. (a) ................................................... 70,400 378
Lindblad Expeditions Holdings, Inc. (a) ....................................... 38,700 670
MarineMax, Inc. (a) ..................................................... 19,600 530
MasterCraft Boat Holdings, Inc. (a) .......................................... 21,300 437
Monro, Inc. ........................................................... 24,800 398
Motorcar Parts of America, Inc. (a) ........................................... 46,300 512
National Vision Holdings, Inc. (a) ............................................ 19,050 493
Portillo's, Inc. , Class A (a) (b) ............................................... 67,763 358
Sally Beauty Holdings, Inc. (a) .............................................. 28,600 396
Savers Value Village, Inc. (a) (b) ............................................. 45,100 336
Wolverine World Wide, Inc. ............................................... 21,114 345
Zumiez, Inc. (a) ........................................................ 20,500 454
6,603
Consumer Finance (0.9%):
EZCORP, Inc. , Class A (a) ................................................. 24,400 619
Consumer Staples (0.6%):
The Honest Co., Inc. (a) (b) ................................................ 146,000 429

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Energy (6.8%):
Ardmore Shipping Corp. .................................................. 57,000 $ 869
Granite Ridge Resources, Inc. .............................................. 122,012 716
Infinity Natural Resources, Inc. , Class A (a) .................................... 31,127 548
National Energy Services Reunited Corp. (a) .................................... 20,351 437
ProPetro Holding Corp. (a) ................................................ 46,574 671
Riley Exploration Permian, Inc. ............................................. 22,200 809
Select Water Solutions, Inc. , Class A ......................................... 40,415 619
4,669
Health Care (4.7%):
Artivion, Inc. (a) ........................................................ 18,400 674
Azenta, Inc. (a) ......................................................... 19,820 419
Brookdale Senior Living, Inc. (a) ............................................ 44,129 604
Collegium Pharmaceutical, Inc. (a) ........................................... 13,500 446
HealthStream, Inc. ...................................................... 20,400 423
MiMedx Group, Inc. (a) ................................................... 67,300 266
Orthofix Medical, Inc. (a) ................................................. 34,473 395
3,227
Industrials (18.4%):
BlueLinx Holdings, Inc. (a) ................................................ 10,100 547
Covenant Logistics Group, Inc. , Class A ....................................... 17,000 462
CRA International, Inc. ................................................... 2,015 326
Douglas Dynamics, Inc. .................................................. 14,425 607
Ducommun, Inc. (a) ..................................................... 6,000 732
DXP Enterprises, Inc. (a) .................................................. 3,650 510
Enviri Corp. (a) ......................................................... 43,100 846
Great Lakes Dredge & Dock Corp. (a) ........................................ 42,150 716
IBEX Holdings Ltd. (a) ................................................... 14,650 393
Insteel Industries, Inc. .................................................... 16,210 545
Interface, Inc. , Class A ................................................... 23,500 586
Kelly Services, Inc. , Class A ............................................... 49,500 438
Liquidity Services, Inc. (a) ................................................. 18,300 559
Matrix Service Co. (a) .................................................... 38,250 439
Miller Industries, Inc. .................................................... 13,800 629
Pangaea Logistics Solutions Ltd. ............................................ 86,000 609
Park Aerospace Corp. .................................................... 21,250 582
Park-Ohio Holdings Corp. ................................................ 22,550 542
Quanex Building Products Corp. ............................................ 34,000 611
Thermon Group Holdings, Inc. (a) ........................................... 17,800 897
Titan Machinery, Inc. (a) .................................................. 40,900 684
Willdan Group, Inc. (a) ................................................... 4,317 330
12,590
Information Technology (20.0%):
ADTRAN Holdings, Inc. (a) ............................................... 67,500 849
Bel Fuse, Inc. , Class B ................................................... 5,430 1,075
Benchmark Electronics, Inc. ............................................... 11,600 650
Cohu, Inc. (a) .......................................................... 22,150 678
Digi International, Inc. (a) ................................................. 19,500 940
Grid Dynamics Holdings, Inc. (a) ............................................ 67,000 382
Harmonic, Inc. (a) ....................................................... 37,081 333
I3 Verticals, Inc. , Class A (a) (b) ............................................. 27,600 617
Ichor Holdings Ltd. (a) ................................................... 22,015 1,026
Kimball Electronics, Inc. (a) ............................................... 27,100 642
Kopin Corp. (a) ......................................................... 179,410 404
Lantronix, Inc. (a) ....................................................... 60,500 317
nLight, Inc. (a) ......................................................... 22,374 1,276
OneSpan, Inc. ......................................................... 42,249 445
PDF Solutions, Inc. (a) ................................................... 19,600 641
Ribbon Communications, Inc. (a) ............................................ 219,155 465
Silvaco Group, Inc. (a) ................................................... 88,300 625
Ultra Clean Holdings, Inc. (a) .............................................. 11,745 730
Veeco Instruments, Inc. (a) ................................................. 15,825 536

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Viant Technology, Inc. , Class A (a) ........................................... 32,000 $ 359
Vishay Precision Group, Inc. (a) ............................................. 16,858 732
13,722
Insurance (2.3%):
American Integrity Insurance Group, Inc. ...................................... 29,400 567
Ethos Technologies, Inc. , Class A (a) (b) ....................................... 33,100 370
HCI Group, Inc. ........................................................ 1,060 164
Heritage Insurance Holdings, Inc. (a) ......................................... 16,900 443
1,544
Materials (4.9%):
AdvanSix, Inc. ......................................................... 34,600 844
Clearwater Paper Corp. (a) ................................................. 34,400 495
Koppers Holdings, Inc. ................................................... 20,200 781
Metallus, Inc. (a) ........................................................ 40,950 669
Ramaco Resources, Inc. , Class A (a) (b) ........................................ 9,275 143
SunCoke Energy, Inc. .................................................... 64,000 417
3,349
Mortgage Real Estate Investment Trusts (REITs) (1.3%):
Ares Commercial Real Estate Corp. (b) ........................................ 98,000 471
Dynex Capital, Inc. ..................................................... 34,350 438
909
Real Estate (2.4%):
Chiron Real Estate, Inc. .................................................. 19,450 643
NETSTREIT Corp. (b) ................................................... 27,000 508
NexPoint Residential Trust, Inc. ............................................ 19,100 478
1,629
Utilities (0.7%):
Unitil Corp. ........................................................... 8,771 458
Total Common Stocks (Cost $51,572)
a
a
a
67,648
Collateral for Securities Loaned (5.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 853,238 854
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 853,238 853
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 853,238 853
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 853,238 853
Total Collateral for Securities Loaned (Cost $3,413)
a
a
a
3,413
Total Investments (Cost $54,985) — 103.7% 71,061
Liabilities in excess of other assets —  (3.7)% (2,510)
NET ASSETS - 100.00% $ 68,551
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (2.3%):
Cinemark Holdings, Inc. .................................................. 109,729 $ 3,130
Nexstar Media Group, Inc. , Class A .......................................... 11,400 2,061
Roku, Inc. , Class A (a) .................................................... 25,617 2,424
7,615
Consumer Discretionary (10.0%):
Brunswick Corp. ....................................................... 33,615 2,446
Caesars Entertainment, Inc. (a) .............................................. 95,651 2,528
Carnival Corp. ......................................................... 112,025 2,899
Genuine Parts Co. ...................................................... 24,377 2,578
Kontoor Brands, Inc. .................................................... 36,000 2,530
Mohawk Industries, Inc. (a) ................................................ 22,400 2,206
PulteGroup, Inc. ........................................................ 19,510 2,295
Ross Stores, Inc. ....................................................... 21,300 4,614
Signet Jewelers Ltd. ..................................................... 29,464 2,494
The Goodyear Tire & Rubber Co. (a) ......................................... 257,200 1,705
TopBuild Corp. (a) ...................................................... 5,600 1,967
Visteon Corp. .......................................................... 23,477 2,139
Yum! Brands, Inc. ...................................................... 19,997 3,109
33,510
Consumer Staples (4.8%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 26,758 2,633
Casey's General Stores, Inc. ............................................... 3,900 2,839
Dollar Tree, Inc. (a) ...................................................... 22,881 2,506
Performance Food Group Co. (a) ............................................ 32,413 2,776
Pilgrim's Pride Corp. .................................................... 78,570 2,967
Primo Brands Corp. , Class A (b) ............................................. 130,681 2,461
16,182
Energy (7.9%):
Antero Resources Corp. (a) ................................................ 68,479 2,906
Baker Hughes Co. , Class A ................................................ 79,650 4,863
Devon Energy Corp. ..................................................... 85,800 4,317
Diamondback Energy, Inc. ................................................ 20,000 3,956
Expand Energy Corp. .................................................... 26,112 2,867
Kinder Morgan, Inc. ..................................................... 86,550 2,902
Valero Energy Corp. ..................................................... 19,075 4,713
26,524
Financials (14.2%):
Annaly Capital Management, Inc. ........................................... 85,057 1,799
Arch Capital Group Ltd. (a) ................................................ 32,359 3,106
Axis Capital Holdings Ltd. ................................................ 27,300 2,769
Brown & Brown, Inc. .................................................... 42,078 2,744
Everest Group Ltd. ...................................................... 9,540 3,118
Fidelity National Information Services, Inc. .................................... 57,440 2,695
Fifth Third Bancorp ..................................................... 94,750 4,402
First American Financial Corp. ............................................. 50,041 3,017
First Horizon Corp. ..................................................... 132,824 3,023
Lincoln National Corp. ................................................... 69,900 2,481
M&T Bank Corp. ....................................................... 20,842 4,308
Nasdaq, Inc. .......................................................... 40,200 3,413
Raymond James Financial, Inc. ............................................. 26,620 3,854
State Street Corp. ....................................................... 33,920 4,293
The Hartford Insurance Group, Inc. .......................................... 21,400 2,894
47,916
Health Care (8.9%):
Agilent Technologies, Inc. ................................................. 25,462 2,902
Cardinal Health, Inc. .................................................... 13,447 2,841
Charles River Laboratories International, Inc. (a) ................................. 15,816 2,728
Encompass Health Corp. .................................................. 22,342 2,161
Globus Medical, Inc. , Class A (a) ............................................ 31,470 2,711

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Jazz Pharmaceuticals PLC (a) .............................................. 18,675 $ 3,531
Labcorp Holdings, Inc. ................................................... 10,961 2,925
Revvity, Inc. (b) ........................................................ 27,286 2,391
STERIS PLC .......................................................... 14,630 3,235
Tenet Healthcare Corp. (a) ................................................. 9,702 1,831
United Therapeutics Corp. (a) .............................................. 4,300 2,550
29,806
Industrials (18.7%):
Allison Transmission Holdings, Inc. ......................................... 22,300 2,610
AMETEK, Inc. ........................................................ 20,100 4,309
Builders FirstSource, Inc. (a) ............................................... 28,160 2,318
CACI International, Inc. , Class A (a) ......................................... 4,735 2,575
Dover Corp. ........................................................... 18,735 3,905
EMCOR Group, Inc. .................................................... 2,617 1,932
Ferguson Enterprises, Inc. ................................................. 12,875 3,003
ITT, Inc. ............................................................. 14,545 2,771
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 64,258 3,700
L3Harris Technologies, Inc. ............................................... 7,999 2,761
Old Dominion Freight Line, Inc. ............................................ 14,645 2,862
Oshkosh Corp. ......................................................... 20,220 2,977
Owens Corning ........................................................ 20,161 2,182
Sensata Technologies Holding PLC .......................................... 95,498 3,363
Textron, Inc. .......................................................... 35,284 3,090
The Brink's Co. ........................................................ 27,423 2,842
The Timken Co. ........................................................ 28,550 2,871
United Airlines Holdings, Inc. (a) ............................................ 30,560 2,814
United Rentals, Inc. ..................................................... 3,953 2,880
WESCO International, Inc. ................................................ 11,700 3,201
Westinghouse Air Brake Technologies Corp. .................................... 15,812 3,952
62,918
Information Technology (11.5%):
Amdocs Ltd. .......................................................... 44,220 2,886
Corning, Inc. .......................................................... 19,612 2,667
Docusign, Inc. , Class A (a) ................................................. 42,572 2,018
F5, Inc. (a) ............................................................ 10,557 3,054
Flex Ltd. (a) ........................................................... 36,817 2,410
Gen Digital, Inc. ....................................................... 128,570 2,421
Keysight Technologies, Inc. (a) ............................................. 10,340 2,920
Microchip Technology, Inc. ................................................ 49,706 3,212
MKS, Inc. ............................................................ 18,180 4,178
Okta, Inc. , Class A (a) .................................................... 21,935 1,726
ON Semiconductor Corp. (a) ............................................... 49,734 3,080
Qorvo, Inc. (a) ......................................................... 29,960 2,319
TD SYNNEX Corp. ..................................................... 13,397 2,260
Tyler Technologies, Inc. (a) ................................................ 3,842 1,315
Zebra Technologies Corp. (a) ............................................... 10,254 2,144
38,610
Materials (6.4%):
Avery Dennison Corp. ................................................... 13,866 2,394
Crown Holdings, Inc. .................................................... 27,217 2,728
Freeport-McMoRan, Inc. ................................................. 26,346 1,549
Martin Marietta Materials, Inc. ............................................. 5,344 3,146
Nucor Corp. ........................................................... 21,820 3,690
Reliance, Inc. .......................................................... 9,014 2,740
Solstice Advanced Materials, Inc. ........................................... 37,000 2,818
The Mosaic Co. ........................................................ 93,104 2,374
21,439
Real Estate (7.3%):
Camden Property Trust ................................................... 26,242 2,563
Essex Property Trust, Inc. ................................................. 10,723 2,595
Federal Realty Investment Trust ............................................ 32,012 3,400

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Kilroy Realty Corp. ..................................................... 91,923 $ 2,593
Realty Income Corp. .................................................... 64,800 3,964
VICI Properties, Inc. , Class A .............................................. 118,683 3,242
Weyerhaeuser Co. ...................................................... 130,985 3,200
WP Carey, Inc. ......................................................... 46,600 3,167
24,724
Utilities (7.7%):
CenterPoint Energy, Inc. .................................................. 93,195 4,022
Evergy, Inc. ........................................................... 45,017 3,688
FirstEnergy Corp. ....................................................... 75,822 3,841
National Fuel Gas Co. ................................................... 22,000 2,067
Pinnacle West Capital Corp. ............................................... 31,438 3,167
Talen Energy Corp. (a) ................................................... 5,036 1,608
UGI Corp. ............................................................ 81,740 2,977
Xcel Energy, Inc. ....................................................... 56,800 4,512
25,882
Total Common Stocks (Cost $276,506)
a
a
a
335,126
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 972,654 972
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 972,654 973
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 972,654 973
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 972,654 973
Total Collateral for Securities Loaned (Cost $3,891)
a
a
a
3,891
Total Investments (Cost $280,397) — 100.9% 339,017
Liabilities in excess of other assets —  (0.9)% (2,992)
NET ASSETS - 100.00% $ 336,025
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.6%)
Communication Services (2.0%):
Cinemark Holdings, Inc. .................................................. 333,000 $ 9,497
Magnite, Inc. (a) ........................................................ 403,677 4,796
Nexstar Media Group, Inc. , Class A .......................................... 36,500 6,600
20,893
Consumer Discretionary (9.3%):
Brunswick Corp. ....................................................... 98,500 7,167
Kontoor Brands, Inc. .................................................... 109,200 7,676
M/I Homes, Inc. (a) ...................................................... 58,423 7,154
Marriott Vacations Worldwide Corp. ......................................... 108,600 7,072
National Vision Holdings, Inc. (a) ............................................ 296,422 7,677
Penn Entertainment, Inc. (a) ................................................ 286,000 4,298
Phoenix Education Partners, Inc. (b) .......................................... 90,000 2,831
Sally Beauty Holdings, Inc. (a) .............................................. 541,000 7,493
Signet Jewelers Ltd. ..................................................... 97,600 8,261
Taylor Morrison Home Corp. , Class A (a) ...................................... 181,350 10,562
The Buckle, Inc. ........................................................ 110,000 5,540
The Goodyear Tire & Rubber Co. (a) ......................................... 990,000 6,564
Victoria's Secret & Co. (a) ................................................. 134,287 6,225
Visteon Corp. .......................................................... 78,100 7,116
95,636
Consumer Staples (1.8%):
The Chefs' Warehouse, Inc. (a) .............................................. 156,500 9,304
United Natural Foods, Inc. (a) .............................................. 193,552 8,721
18,025
Energy (9.9%):
California Resources Corp. ................................................ 194,500 13,463
Core Natural Resources, Inc. ............................................... 103,500 10,839
DHT Holdings, Inc. ..................................................... 444,044 8,113
Gulfport Energy Corp. (a) ................................................. 35,150 7,437
Innovex International, Inc. (a) .............................................. 308,686 7,529
Murphy Oil Corp. ...................................................... 311,000 12,829
Noble Corp. PLC (b) ..................................................... 201,399 9,883
Patterson-UTI Energy, Inc. ................................................ 973,024 10,538
Scorpio Tankers, Inc. .................................................... 160,000 11,945
Talos Energy, Inc. (a) ..................................................... 586,000 9,235
101,811
Financials (24.6%):
AGNC Investment Corp. ................................................. 508,000 5,095
Ameris Bancorp ........................................................ 150,085 11,705
Artisan Partners Asset Management, Inc. , Class A ................................ 201,500 7,333
Bank of Hawaii Corp. .................................................... 159,175 11,819
BOK Financial Corp. .................................................... 83,350 10,674
CNO Financial Group, Inc. ................................................ 212,200 8,713
Commerce Bancshares, Inc. ............................................... 203,400 10,007
CVB Financial Corp. .................................................... 574,000 11,130
Dynex Capital, Inc. ..................................................... 667,000 8,511
Essent Group Ltd. ...................................................... 207,200 12,109
First Bancorp NC ....................................................... 98,000 5,522
First Financial Bancorp ................................................... 332,000 9,256
First Interstate BancSystem, Inc. , Class A ...................................... 332,500 11,105
First Merchants Corp. .................................................... 292,246 11,319
Glacier Bancorp, Inc. .................................................... 288,000 12,865
Hancock Whitney Corp. .................................................. 192,730 12,256
Ladder Capital Corp. , Class A .............................................. 832,000 8,129
Lincoln National Corp. ................................................... 182,200 6,468
NBT Bancorp, Inc. ...................................................... 245,000 10,432
Northwest Bancshares, Inc. ................................................ 701,622 8,904
Prosperity Bancshares, Inc. ................................................ 130,300 8,753
QCR Holdings, Inc. ..................................................... 98,000 8,374

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
RLI Corp. ............................................................ 139,000 $ 7,929
SouthState Bank Corp. ................................................... 114,254 10,571
Stewart Information Services Corp. .......................................... 137,500 8,467
Virtus Investment Partners, Inc. ............................................. 58,000 7,792
Western Alliance Bancorp ................................................. 110,500 7,829
253,067
Health Care (7.0%):
Azenta, Inc. (a) ......................................................... 260,860 5,512
Brookdale Senior Living, Inc. (a) ............................................ 532,946 7,291
Catalyst Pharmaceuticals, Inc. (a) ............................................ 263,000 6,512
Charles River Laboratories International, Inc. (a) ................................. 35,000 6,037
Collegium Pharmaceutical, Inc. (a) ........................................... 135,500 4,481
Envista Holdings Corp. (a) ................................................. 394,000 9,996
ICU Medical, Inc. (a) .................................................... 67,000 8,653
Lantheus Holdings, Inc. (a) ................................................ 25,960 1,969
LivaNova PLC (a) ....................................................... 156,000 9,915
Supernus Pharmaceuticals, Inc. (a) ........................................... 151,900 7,852
Surgery Partners, Inc. (a) (b) ................................................ 300,000 3,576
71,794
Industrials (12.8%):
ArcBest Corp. ......................................................... 86,250 8,484
Atkore, Inc. ........................................................... 108,000 6,362
Blue Bird Corp. (a) ...................................................... 104,000 5,906
BlueLinx Holdings, Inc. (a) ................................................ 94,677 5,130
Fluor Corp. (a) ......................................................... 110,000 5,132
Korn Ferry ........................................................... 122,200 7,692
Ryder System, Inc. ...................................................... 55,250 11,310
Sensata Technologies Holding PLC .......................................... 260,000 9,157
SkyWest, Inc. (a) ........................................................ 94,700 8,696
Terex Corp. ........................................................... 130,850 7,733
The Brink's Co. ........................................................ 92,000 9,534
The Greenbrier Cos., Inc. ................................................. 145,700 7,671
The Timken Co. ........................................................ 91,700 9,222
Titan International, Inc. (a) ................................................. 654,079 4,520
UFP Industries, Inc. ..................................................... 91,800 8,457
V2X, Inc. (a) .......................................................... 110,500 7,569
Valmont Industries, Inc. .................................................. 21,150 8,451
131,026
Information Technology (10.7%):
Belden, Inc. ........................................................... 64,600 7,418
Diodes, Inc. (a) ......................................................... 139,500 9,522
Extreme Networks, Inc. (a) ................................................ 542,252 8,177
JFrog Ltd. (a) .......................................................... 72,051 3,381
Knowles Corp. (a) ....................................................... 400,000 10,272
Kulicke & Soffa Industries, Inc. ............................................. 165,000 10,844
Littelfuse, Inc. ......................................................... 23,100 7,839
Plexus Corp. (a) ........................................................ 52,000 10,532
Progress Software Corp. (a) ................................................ 158,800 4,073
Sanmina Corp. (a) ....................................................... 50,200 6,508
Synaptics, Inc. (a) ....................................................... 143,500 10,051
Teradata Corp. (a) ....................................................... 219,901 5,636
TTM Technologies, Inc. (a) ................................................ 75,300 7,336
Veeco Instruments, Inc. (a) ................................................. 250,000 8,465
110,054
Materials (5.9%):
Avient Corp. .......................................................... 208,050 7,552
Commercial Metals Co. .................................................. 169,750 10,428
Element Solutions, Inc. ................................................... 222,000 7,579
Ingevity Corp. (a) ....................................................... 158,500 11,290
Olin Corp. ............................................................ 250,000 7,433
Ryerson Holding Corp. ................................................... 244,147 5,488

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Solstice Advanced Materials, Inc. ........................................... 137,300 $ 10,457
60,227
Real Estate (10.1%):
Broadstone Net Lease, Inc. , Class A .......................................... 571,000 10,432
CareTrust REIT, Inc. .................................................... 268,000 9,822
Curbline Properties Corp. ................................................. 429,000 11,064
Cushman & Wakefield Ltd. (a) .............................................. 878,000 10,764
DiamondRock Hospitality Co. .............................................. 532,000 4,985
Douglas Emmett, Inc. .................................................... 732,000 6,895
Easterly Government Properties, Inc. , Class A .................................. 292,500 6,268
Essential Properties Realty Trust, Inc. ........................................ 349,000 10,596
LXP Industrial Trust ..................................................... 194,173 8,983
Sabra Health Care REIT, Inc. .............................................. 388,000 7,461
Sila Realty Trust, Inc. (b) .................................................. 335,500 7,945
STAG Industrial, Inc. .................................................... 126,300 4,554
Summit Hotel Properties, Inc. .............................................. 965,500 4,268
104,037
Utilities (4.5%):
National Fuel Gas Co. ................................................... 62,900 5,910
Northwestern Energy Group, Inc. ........................................... 153,700 10,135
ONE Gas, Inc. ......................................................... 113,000 9,733
Portland General Electric Co. .............................................. 188,000 9,921
Southwest Gas Holdings, Inc. .............................................. 117,000 10,167
45,866
Total Common Stocks (Cost $880,226)
a
a
a
1,012,436
Exchange-Traded Funds (1.2%)
iShares Russell 2000 Value ETF (b) .......................................... 63,000 11,944
Total Exchange-Traded Funds (Cost $10,988)
a
a
a
11,944
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 1,367,934 1,368
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 1,367,934 1,368
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 1,367,934 1,368
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 1,367,934 1,368
Total Collateral for Securities Loaned (Cost $5,472)
a
a
a
5,472
Total Investments (Cost $896,686) — 100.3% 1,029,852
Liabilities in excess of other assets —  (0.3)% (2,940)
NET ASSETS - 100.00% $ 1,026,912
At March 31, 2026, the Fund's investments in foreign securities were 5.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (2.5%):
Cinemark Holdings, Inc. .................................................. 106,550 $ 3,039
Nexstar Media Group, Inc. , Class A .......................................... 13,615 2,462
Roku, Inc. , Class A (a) .................................................... 28,529 2,699
8,200
Consumer Discretionary (9.1%):
Brunswick Corp. ....................................................... 30,310 2,205
Caesars Entertainment, Inc. (a) .............................................. 99,600 2,633
Kontoor Brands, Inc. .................................................... 35,290 2,481
Marriott Vacations Worldwide Corp. ......................................... 35,372 2,303
Mohawk Industries, Inc. (a) ................................................ 22,080 2,174
National Vision Holdings, Inc. (a) ............................................ 95,388 2,471
Sally Beauty Holdings, Inc. (a) .............................................. 160,000 2,216
Signet Jewelers Ltd. ..................................................... 28,939 2,449
Taylor Morrison Home Corp. , Class A (a) ...................................... 45,962 2,677
The Goodyear Tire & Rubber Co. (a) ......................................... 303,516 2,012
TopBuild Corp. (a) ...................................................... 6,242 2,193
Victoria's Secret & Co. (a) ................................................. 39,629 1,837
Visteon Corp. .......................................................... 22,800 2,077
29,728
Consumer Staples (3.6%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 24,150 2,377
Casey's General Stores, Inc. ............................................... 4,070 2,962
Dollar Tree, Inc. (a) ...................................................... 15,685 1,718
Performance Food Group Co. (a) ............................................ 31,576 2,705
Post Holdings, Inc. (a) .................................................... 19,100 1,888
11,650
Energy (6.9%):
Antero Resources Corp. (a) ................................................ 67,400 2,860
Cactus, Inc. , Class A ..................................................... 32,620 1,545
Core Natural Resources, Inc. ............................................... 21,900 2,294
DHT Holdings, Inc. ..................................................... 135,500 2,476
Murphy Oil Corp. ...................................................... 88,360 3,645
Patterson-UTI Energy, Inc. ................................................ 264,500 2,864
Permian Resources Corp. , Class A ........................................... 130,900 2,791
Scorpio Tankers, Inc. .................................................... 52,734 3,937
22,412
Financials (18.3%):
AGNC Investment Corp. (b) ............................................... 268,350 2,692
Annaly Capital Management, Inc. ........................................... 137,787 2,914
Artisan Partners Asset Management, Inc. , Class A ................................ 64,200 2,336
Assurant, Inc. ......................................................... 13,365 2,911
Commerce Bancshares, Inc. ............................................... 75,854 3,732
Essent Group Ltd. ...................................................... 48,000 2,805
Everest Group Ltd. ...................................................... 11,000 3,595
First American Financial Corp. ............................................. 42,751 2,577
First Horizon Corp. ..................................................... 138,000 3,141
First Interstate BancSystem, Inc. , Class A ...................................... 84,875 2,835
Glacier Bancorp, Inc. .................................................... 73,400 3,279
Globe Life, Inc. ........................................................ 17,721 2,466
Jack Henry & Associates, Inc. .............................................. 23,350 3,690
Lincoln National Corp. ................................................... 74,000 2,627
Prosperity Bancshares, Inc. ................................................ 47,830 3,213
RLI Corp. ............................................................ 48,782 2,783
SouthState Bank Corp. ................................................... 38,000 3,516
Unum Group .......................................................... 37,500 2,739
Virtus Investment Partners, Inc. ............................................. 19,100 2,566
Western Alliance Bancorp ................................................. 45,172 3,200
59,617

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Health Care (8.2%):
Charles River Laboratories International, Inc. (a) ................................. 15,340 $ 2,646
DaVita, Inc. (a) ......................................................... 11,732 1,803
Encompass Health Corp. .................................................. 20,206 1,954
Envista Holdings Corp. (a) ................................................. 121,000 3,070
Globus Medical, Inc. , Class A (a) ............................................ 37,045 3,192
Jazz Pharmaceuticals PLC (a) .............................................. 17,120 3,236
Lantheus Holdings, Inc. (a) ................................................ 8,222 624
LivaNova PLC (a) ....................................................... 48,848 3,105
Revvity, Inc. (b) ........................................................ 31,705 2,778
Tenet Healthcare Corp. (a) ................................................. 13,694 2,584
United Therapeutics Corp. (a) .............................................. 3,050 1,809
26,801
Industrials (20.4%):
Allison Transmission Holdings, Inc. ......................................... 29,411 3,443
Builders FirstSource, Inc. (a) ............................................... 27,470 2,262
C.H. Robinson Worldwide, Inc. ............................................. 23,978 3,982
CACI International, Inc. , Class A (a) ......................................... 5,097 2,772
EMCOR Group, Inc. .................................................... 2,053 1,516
ITT, Inc. ............................................................. 18,533 3,531
Kirby Corp. (a) ......................................................... 29,798 3,960
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 56,625 3,260
Korn Ferry ........................................................... 35,319 2,223
Oshkosh Corp. ......................................................... 24,465 3,601
Owens Corning ........................................................ 23,400 2,532
Ryder System, Inc. ...................................................... 15,610 3,196
Sensata Technologies Holding PLC .......................................... 97,500 3,434
SkyWest, Inc. (a) ........................................................ 29,533 2,712
Terex Corp. ........................................................... 44,960 2,657
Textron, Inc. .......................................................... 49,650 4,347
The Brink's Co. ........................................................ 27,974 2,899
The Timken Co. ........................................................ 39,326 3,955
V2X, Inc. (a) .......................................................... 35,500 2,432
Valmont Industries, Inc. .................................................. 10,533 4,209
WESCO International, Inc. ................................................ 13,638 3,732
66,655
Information Technology (12.2%):
Amdocs Ltd. .......................................................... 48,296 3,152
Belden, Inc. ........................................................... 20,579 2,363
Diodes, Inc. (a) ......................................................... 36,077 2,463
Docusign, Inc. , Class A (a) ................................................. 51,319 2,433
F5, Inc. (a) ............................................................ 12,500 3,617
Flex Ltd. (a) ........................................................... 52,126 3,412
JFrog Ltd. (a) .......................................................... 22,989 1,079
Littelfuse, Inc. ......................................................... 7,631 2,589
MKS, Inc. ............................................................ 19,925 4,579
Okta, Inc. , Class A (a) .................................................... 31,348 2,467
Progress Software Corp. (a) ................................................ 50,600 1,298
Qorvo, Inc. (a) ......................................................... 29,400 2,275
Synaptics, Inc. (a) ....................................................... 43,781 3,066
TD SYNNEX Corp. ..................................................... 15,735 2,655
Teradata Corp. (a) ....................................................... 86,797 2,225
39,673
Materials (6.8%):
Avery Dennison Corp. ................................................... 18,232 3,148
Commercial Metals Co. .................................................. 54,950 3,376
Crown Holdings, Inc. .................................................... 29,100 2,917
Element Solutions, Inc. ................................................... 79,366 2,710
Ingevity Corp. (a) ....................................................... 37,730 2,687
Reliance, Inc. .......................................................... 7,560 2,298
Solstice Advanced Materials, Inc. ........................................... 33,010 2,514

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
The Mosaic Co. ........................................................ 104,742 $ 2,671
22,321
Real Estate (7.6%):
Camden Property Trust ................................................... 34,000 3,321
Cushman & Wakefield Ltd. (a) .............................................. 284,418 3,487
Federal Realty Investment Trust ............................................ 35,300 3,749
First Industrial Realty Trust, Inc. ............................................ 61,200 3,540
Gaming and Leisure Properties, Inc. ......................................... 62,500 2,773
Highwoods Properties, Inc. ................................................ 111,500 2,387
Kilroy Realty Corp. ..................................................... 92,664 2,614
WP Carey, Inc. ......................................................... 45,350 3,082
24,953
Utilities (4.1%):
Evergy, Inc. ........................................................... 37,992 3,112
National Fuel Gas Co. ................................................... 28,509 2,679
Pinnacle West Capital Corp. ............................................... 26,239 2,643
Talen Energy Corp. (a) ................................................... 5,350 1,708
UGI Corp. ............................................................ 89,940 3,276
13,418
Total Common Stocks (Cost $276,644)
a
a
a
325,428
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 922,126 923
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 922,126 922
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 922,126 922
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 922,126 922
Total Collateral for Securities Loaned (Cost $3,689)
a
a
a
3,689
Total Investments (Cost $280,333) — 100.8% 329,117
Liabilities in excess of other assets —  (0.8)% (2,540)
NET ASSETS - 100.00% $ 326,577
At March 31, 2026, the Fund's investments in foreign securities were 5.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Multi-Cap Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.9%)
Communication Services (7.6%):
Alphabet, Inc. , Class A ................................................... 85,360 $ 24,546
Meta Platforms, Inc. , Class A .............................................. 18,800 10,756
Millicom International Cellular SA .......................................... 42,400 3,177
38,479
Communications Equipment (1.3%):
Arista Networks, Inc. (a) .................................................. 19,200 2,357
F5, Inc. (a) ............................................................ 8,000 2,315
Motorola Solutions, Inc. .................................................. 4,600 1,996
6,668
Consumer Discretionary (9.4%):
Amazon.com, Inc. (a) .................................................... 67,000 13,954
Aptiv PLC (a) .......................................................... 47,900 3,326
Booking Holdings, Inc. ................................................... 200 842
BorgWarner, Inc. ....................................................... 61,400 3,332
eBay, Inc. ............................................................ 31,300 2,849
Expedia Group, Inc. ..................................................... 19,600 4,525
General Motors Co. ..................................................... 35,900 2,674
Las Vegas Sands Corp. ................................................... 41,900 2,258
Ralph Lauren Corp. , Class A ............................................... 11,300 3,887
Ross Stores, Inc. ....................................................... 2,500 542
Royal Caribbean Cruises Ltd. .............................................. 15,700 4,320
Tapestry, Inc. .......................................................... 19,600 2,766
Ulta Beauty, Inc. (a) ..................................................... 4,300 2,248
47,523
Consumer Staples (4.1%):
Altria Group, Inc. ....................................................... 44,400 2,930
Casey's General Stores, Inc. ............................................... 6,200 4,513
Coca-Cola Consolidated, Inc. .............................................. 19,700 3,777
Dollar General Corp. .................................................... 28,400 3,372
Monster Beverage Corp. (a) ................................................ 1,400 101
PepsiCo, Inc. .......................................................... 16,000 2,485
Philip Morris International, Inc. ............................................. 13,600 2,249
The Kroger Co. ........................................................ 15,800 1,143
U.S. Foods Holding Corp. (a) ............................................... 900 83
20,653
Electronic Equipment, Instruments & Components (3.5%):
Amphenol Corp. , Class A ................................................. 50,300 6,355
Fabrinet (a) ............................................................ 8,700 4,537
Jabil, Inc. ............................................................ 16,000 4,250
Sanmina Corp. (a) ....................................................... 14,600 1,893
TD SYNNEX Corp. ..................................................... 4,300 726
17,761
Energy (5.9%):
Archrock, Inc. ......................................................... 11,500 400
Baker Hughes Co. , Class A ................................................ 74,500 4,548
EOG Resources, Inc. .................................................... 20,000 2,891
Exxon Mobil Corp. ..................................................... 41,800 7,092
HF Sinclair Corp. ....................................................... 63,000 3,931
Marathon Petroleum Corp. ................................................ 12,400 3,028
Phillips 66 Co. ......................................................... 16,700 3,042
TechnipFMC PLC ...................................................... 65,700 4,542
Weatherford International PLC ............................................. 5,800 549
30,023
Financials (11.6%):
Affiliated Managers Group, Inc. ............................................ 14,100 3,901
Ameriprise Financial, Inc. ................................................. 8,300 3,689
Assurant, Inc. ......................................................... 12,500 2,723
Capital One Financial Corp. ............................................... 1,400 255

Victory Portfolios
Victory Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
FirstCash Holdings, Inc. .................................................. 23,300 $ 4,380
Globe Life, Inc. ........................................................ 5,400 751
Interactive Brokers Group, Inc. , Class A ....................................... 70,400 4,722
JPMorgan Chase & Co. .................................................. 29,700 8,737
NU Holdings Ltd. , Class A (a) .............................................. 155,400 2,233
PayPal Holdings, Inc. .................................................... 98,700 4,464
Raymond James Financial, Inc. ............................................. 13,900 2,013
RenaissanceRe Holdings Ltd. .............................................. 9,500 2,824
The Allstate Corp. ...................................................... 10,000 2,073
The Bank of New York Mellon Corp. ......................................... 65,800 7,806
The Goldman Sachs Group, Inc. ............................................ 4,500 3,807
Wells Fargo & Co. ...................................................... 56,000 4,458
58,836
Health Care (12.3%):
AbbVie, Inc. .......................................................... 11,700 2,545
BrightSpring Health Services, Inc. (a) ......................................... 136,400 5,812
Cencora, Inc. .......................................................... 15,900 4,995
Eli Lilly & Co. ......................................................... 12,100 11,129
Halozyme Therapeutics, Inc. (a) ............................................. 51,100 3,302
HCA Healthcare, Inc. .................................................... 15,100 7,146
Incyte Corp. (a) ......................................................... 23,700 2,231
Johnson & Johnson ..................................................... 4,100 1,002
McKesson Corp. ....................................................... 6,900 5,971
Medpace Holdings, Inc. (a) ................................................ 4,900 2,353
Merck & Co., Inc. ...................................................... 19,400 2,334
Novartis AG , ADR ...................................................... 25,300 3,864
ResMed, Inc. .......................................................... 1,300 292
Tenet Healthcare Corp. (a) ................................................. 6,400 1,208
The Ensign Group, Inc. ................................................... 19,100 3,849
United Therapeutics Corp. (a) .............................................. 3,800 2,253
Universal Health Services, Inc. , Class B ....................................... 11,700 2,094
62,380
Industrials (8.4%):
Allegion PLC ......................................................... 6,600 959
Caterpillar, Inc. ........................................................ 5,100 3,613
Comfort Systems USA, Inc. ............................................... 3,800 5,240
Cummins, Inc. ......................................................... 2,500 1,345
Delta Air Lines, Inc. ..................................................... 48,600 3,231
Dycom Industries, Inc. (a) ................................................. 500 169
EMCOR Group, Inc. .................................................... 4,800 3,544
EnerSys .............................................................. 10,300 1,789
Federal Signal Corp. ..................................................... 34,000 3,677
Leidos Holdings, Inc. .................................................... 8,500 1,322
Mueller Industries, Inc. ................................................... 26,400 2,925
Nextpower, Inc. , Class A (a) ................................................ 28,700 3,460
Sterling Infrastructure, Inc. (a) .............................................. 3,300 1,344
Trane Technologies PLC .................................................. 7,500 3,126
United Airlines Holdings, Inc. (a) ............................................ 30,700 2,826
United Rentals, Inc. ..................................................... 1,700 1,239
Watts Water Technologies, Inc. , Class A ....................................... 8,400 2,438
42,247
IT Services (0.6%):
Accenture PLC , Class A .................................................. 3,900 773
International Business Machines Corp. ........................................ 8,100 1,964
2,737
Materials (3.0%):
Coeur Mining, Inc. (a) .................................................... 177,500 3,332
CRH PLC ............................................................ 5,700 599
Crown Holdings, Inc. .................................................... 36,400 3,649
Newmont Corp. ........................................................ 36,000 3,897

Victory Portfolios
Victory Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Royal Gold, Inc. ........................................................ 14,200 $ 3,614
15,091
Real Estate (1.3%):
CBRE Group, Inc. , Class A (a) .............................................. 22,200 3,007
Simon Property Group, Inc. ............................................... 13,000 2,425
VICI Properties, Inc. , Class A .............................................. 32,900 899
6,331
Semiconductors & Semiconductor Equipment (14.0%):
Applied Materials, Inc. ................................................... 1,300 444
Broadcom, Inc. ........................................................ 44,200 13,681
Cirrus Logic, Inc. (a) ..................................................... 500 72
KLA Corp. ........................................................... 7,600 11,190
Micron Technology, Inc. .................................................. 9,800 3,311
NVIDIA Corp. ......................................................... 217,100 37,862
Rambus, Inc. (a) ........................................................ 9,100 783
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 10,800 3,650
70,993
Software (5.4%):
Docusign, Inc. , Class A (a) ................................................. 56,400 2,674
Intuit, Inc. ............................................................ 1,200 519
Microsoft Corp. ........................................................ 65,360 24,194
27,387
Technology Hardware, Storage & Peripherals (8.7%):
Apple, Inc. ........................................................... 154,080 39,104
NetApp, Inc. .......................................................... 10,700 1,096
Seagate Technology Holdings PLC .......................................... 9,900 3,878
44,078
Utilities (0.8%):
Edison International ..................................................... 22,100 1,617
National Fuel Gas Co. ................................................... 21,600 2,030
Talen Energy Corp. (a) ................................................... 1,200 383
4,030
Total Common Stocks (Cost $304,423)
a
a
a
495,217
Exchange-Traded Funds (2.0%)
State Street Real Estate Select Sector SPDR ETF ................................ 246,200 10,052
Total Exchange-Traded Funds (Cost $10,094)
a
a
a
10,052
Total Investments (Cost $314,517) — 99.9% 505,269
Other assets in excess of liabilities —  0.1% 361
NET ASSETS - 100.00% $ 505,630
At March 31, 2026, the Fund's investments in foreign securities were 6.6% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (10.2%):
Alphabet, Inc. , Class A ................................................... 26,913 $ 7,739
Alphabet, Inc. , Class C ................................................... 21,619 6,202
AT&T, Inc. ........................................................... 32,361 938
Charter Communications, Inc. , Class A (a) (b) ................................... 398 86
Comcast Corp. , Class A .................................................. 16,588 476
EchoStar Corp. , Class A (a) (b) .............................................. 622 73
Electronic Arts, Inc. ..................................................... 1,041 212
Fox Corp. , Class A ...................................................... 928 54
Fox Corp. , Class B ...................................................... 654 35
Live Nation Entertainment, Inc. (a) ........................................... 730 111
Meta Platforms, Inc. , Class A .............................................. 10,110 5,784
Netflix, Inc. (a) ......................................................... 19,517 1,877
News Corp. , Class A ..................................................... 1,711 43
News Corp. , Class B (b) .................................................. 565 16
Omnicom Group, Inc. .................................................... 1,454 109
Paramount Skydance Corp. , Class B (b) ....................................... 1,437 13
Take-Two Interactive Software, Inc. (a) ........................................ 805 159
The Trade Desk, Inc. , Class A (a) ............................................ 2,035 46
The Walt Disney Co. .................................................... 8,189 789
TKO Group Holdings, Inc. , Class A .......................................... 306 62
T-Mobile US, Inc. ...................................................... 2,190 460
Verizon Communications, Inc. .............................................. 19,494 979
Warner Bros Discovery, Inc. (a) ............................................. 11,457 315
26,578
Communications Equipment (1.1%):
Arista Networks, Inc. (a) .................................................. 4,773 586
Ciena Corp. (a) ......................................................... 651 253
Cisco Systems, Inc. ..................................................... 18,264 1,417
F5, Inc. (a) ............................................................ 261 76
Lumentum Holdings, Inc. (a) ............................................... 330 232
Motorola Solutions, Inc. .................................................. 766 332
2,896
Consumer Discretionary (9.8%):
Airbnb, Inc. , Class A (a) .................................................. 1,958 247
Amazon.com, Inc. (a) .................................................... 45,157 9,405
Aptiv PLC (a) .......................................................... 983 68
AutoZone, Inc. (a) ....................................................... 77 260
Best Buy Co., Inc. ...................................................... 901 58
Booking Holdings, Inc. ................................................... 149 627
Carnival Corp. ......................................................... 5,317 138
Carvana Co. , Class A (a) .................................................. 654 206
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 6,021 193
D.R. Horton, Inc. ....................................................... 1,245 171
Darden Restaurants, Inc. .................................................. 532 104
Deckers Outdoor Corp. (a) ................................................. 656 66
Domino's Pizza, Inc. ..................................................... 144 52
DoorDash, Inc. , Class A (a) ................................................ 1,728 259
eBay, Inc. ............................................................ 2,089 190
Expedia Group, Inc. ..................................................... 541 125
Ford Motor Co. ........................................................ 18,114 209
Garmin Ltd. ........................................................... 756 175
General Motors Co. ..................................................... 4,179 311
Genuine Parts Co. ...................................................... 643 68
Hasbro, Inc. ........................................................... 616 58
Hilton Worldwide Holdings, Inc. ............................................ 1,060 322
Las Vegas Sands Corp. ................................................... 1,398 75
Lennar Corp. , Class A .................................................... 997 87
Lowe's Cos., Inc. ....................................................... 2,593 613
Lululemon Athletica, Inc. (a) ............................................... 493 75
Marriott International, Inc. , Class A .......................................... 1,017 333

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
McDonald's Corp. ...................................................... 3,292 $ 1,023
MGM Resorts International (a) .............................................. 887 33
NIKE, Inc. , Class B ..................................................... 5,508 291
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,104 39
NVR, Inc. (a) .......................................................... 13 86
O'Reilly Automotive, Inc. (a) ............................................... 3,892 359
Pool Corp. ............................................................ 152 31
PulteGroup, Inc. ........................................................ 888 104
Ralph Lauren Corp. , Class A ............................................... 179 62
Ross Stores, Inc. ....................................................... 1,495 324
Royal Caribbean Cruises Ltd. .............................................. 1,163 320
Starbucks Corp. ........................................................ 5,267 472
Tapestry, Inc. .......................................................... 936 132
Tesla, Inc. (a) .......................................................... 13,001 4,833
The Home Depot, Inc. ................................................... 4,602 1,513
The TJX Cos., Inc. ...................................................... 5,133 820
Tractor Supply Co. ...................................................... 2,443 111
Ulta Beauty, Inc. (a) ..................................................... 205 107
Williams-Sonoma, Inc. ................................................... 552 101
Wynn Resorts Ltd. ...................................................... 390 40
Yum! Brands, Inc. ...................................................... 1,283 199
25,495
Consumer Staples (5.2%):
Altria Group, Inc. ....................................................... 7,760 512
Archer-Daniels-Midland Co. ............................................... 2,221 161
Brown-Forman Corp. , Class B ............................................. 790 21
Bunge Global SA ....................................................... 626 80
Church & Dwight Co., Inc. ................................................ 1,094 102
Colgate-Palmolive Co. ................................................... 3,726 318
Conagra Brands, Inc. .................................................... 2,211 35
Constellation Brands, Inc. , Class A .......................................... 649 97
Costco Wholesale Corp. .................................................. 2,052 2,045
Dollar General Corp. .................................................... 1,018 121
Dollar Tree, Inc. (a) ...................................................... 855 94
General Mills, Inc. ...................................................... 2,467 92
Hormel Foods Corp. ..................................................... 1,348 30
Kenvue, Inc. .......................................................... 8,857 153
Keurig Dr. Pepper, Inc. ................................................... 6,280 165
Kimberly-Clark Corp. .................................................... 1,534 148
McCormick & Co., Inc. .................................................. 1,172 59
Molson Coors Beverage Co. , Class B ......................................... 783 34
Mondelez International, Inc. , Class A ......................................... 5,925 341
Monster Beverage Corp. (a) ................................................ 3,297 239
PepsiCo, Inc. .......................................................... 6,318 981
Philip Morris International, Inc. ............................................. 7,196 1,190
Sysco Corp. ........................................................... 2,214 158
Target Corp. .......................................................... 2,093 254
The Campbell's Company (b) ............................................... 910 20
The Clorox Co. ........................................................ 559 58
The Coca-Cola Co. ...................................................... 17,896 1,361
The Estee Lauder Cos., Inc. , Class A ......................................... 1,143 82
The Hershey Co. ....................................................... 685 142
The J.M. Smucker Co. ................................................... 493 47
The Kraft Heinz Co. ..................................................... 3,940 89
The Kroger Co. ........................................................ 2,691 195
The Procter & Gamble Co. ................................................ 10,743 1,552
Tyson Foods, Inc. , Class A ................................................ 1,304 83
Walmart, Inc. .......................................................... 20,264 2,518
13,577
Electronic Equipment, Instruments & Components (0.9%):
Amphenol Corp. , Class A ................................................. 5,682 718
CDW Corp. ........................................................... 602 73

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Coherent Corp. (a) ...................................................... 867 $ 207
Corning, Inc. .......................................................... 3,609 491
Jabil, Inc. ............................................................ 488 130
Keysight Technologies, Inc. (a) ............................................. 793 224
TE Connectivity PLC .................................................... 1,356 283
Teledyne Technologies, Inc. (a) ............................................. 217 131
Zebra Technologies Corp. (a) ............................................... 227 47
2,304
Energy (4.0%):
APA Corp. ............................................................ 1,640 70
Baker Hughes Co. , Class A ................................................ 4,568 279
Chevron Corp. ......................................................... 8,665 1,793
ConocoPhillips Co. ..................................................... 5,663 748
Coterra Energy, Inc. ..................................................... 3,507 123
Devon Energy Corp. ..................................................... 2,867 144
Diamondback Energy, Inc. ................................................ 861 170
EOG Resources, Inc. .................................................... 2,508 363
EQT Corp. ............................................................ 2,885 184
Expand Energy Corp. .................................................... 1,101 121
Exxon Mobil Corp. ..................................................... 19,318 3,277
Halliburton Co. ........................................................ 3,872 151
Kinder Morgan, Inc. ..................................................... 9,050 303
Marathon Petroleum Corp. ................................................ 1,364 333
Occidental Petroleum Corp. ............................................... 3,325 216
ONEOK, Inc. .......................................................... 2,909 263
Phillips 66 Co. ......................................................... 1,863 339
SLB Ltd. ............................................................. 6,912 355
Targa Resources Corp. ................................................... 992 249
Texas Pacific Land Corp. ................................................. 268 127
The Williams Cos., Inc. .................................................. 5,645 411
Valero Energy Corp. ..................................................... 1,410 348
10,367
Financials (12.5%):
Aflac, Inc. ............................................................ 2,158 237
American Express Co. ................................................... 2,476 749
American International Group, Inc. .......................................... 2,480 187
Ameriprise Financial, Inc. ................................................. 422 188
Aon PLC , Class A ...................................................... 992 320
Apollo Global Management, Inc. ............................................ 2,146 239
Arch Capital Group Ltd. (a) ................................................ 1,652 159
Ares Management Corp. , Class A ........................................... 952 104
Arthur J. Gallagher & Co. ................................................. 1,188 257
Assurant, Inc. ......................................................... 232 51
Bank of America Corp. ................................................... 30,673 1,495
Berkshire Hathaway, Inc. , Class B (a) ......................................... 8,477 4,062
BlackRock, Inc. ........................................................ 667 642
Blackstone, Inc. ........................................................ 3,461 398
Block, Inc. , Class A (a) ................................................... 2,532 152
Brown & Brown, Inc. .................................................... 1,353 88
Capital One Financial Corp. ............................................... 2,890 527
Cboe Global Markets, Inc. ................................................ 484 136
Chubb Ltd. ........................................................... 1,681 548
Cincinnati Financial Corp. ................................................ 721 114
Citigroup, Inc. ......................................................... 8,078 916
Citizens Financial Group, Inc. .............................................. 1,965 118
CME Group, Inc. , Class A ................................................. 1,667 492
Coinbase Global, Inc. , Class A (a) ........................................... 1,031 180
Corpay, Inc. (a) ......................................................... 323 94
Erie Indemnity Co. , Class A ............................................... 117 29
Everest Group Ltd. ...................................................... 188 61
FactSet Research Systems, Inc. ............................................. 171 37
Fidelity National Information Services, Inc. .................................... 2,394 112

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Fifth Third Bancorp ..................................................... 4,161 $ 193
Fiserv, Inc. (a) .......................................................... 2,486 139
Franklin Resources, Inc. .................................................. 1,420 34
Global Payments, Inc. .................................................... 1,100 74
Globe Life, Inc. ........................................................ 368 51
Huntington Bancshares, Inc. ............................................... 9,383 147
Interactive Brokers Group, Inc. , Class A ....................................... 2,059 138
Intercontinental Exchange, Inc. ............................................. 2,625 413
Invesco Ltd. ........................................................... 2,052 50
Jack Henry & Associates, Inc. .............................................. 334 53
JPMorgan Chase & Co. .................................................. 12,464 3,666
KeyCorp ............................................................. 4,332 87
KKR & Co., Inc. ....................................................... 3,173 294
Loews Corp. .......................................................... 781 83
M&T Bank Corp. ....................................................... 702 145
Marsh & McLennan Cos., Inc. ............................................. 2,238 388
Mastercard, Inc. , Class A ................................................. 3,765 1,881
MetLife, Inc. .......................................................... 2,545 180
Moody's Corp. ......................................................... 709 309
Morgan Stanley ........................................................ 5,561 915
MSCI, Inc. , Class A ..................................................... 340 183
Nasdaq, Inc. .......................................................... 2,076 176
Northern Trust Corp. .................................................... 861 120
PayPal Holdings, Inc. .................................................... 4,256 193
Principal Financial Group, Inc. ............................................. 915 83
Prudential Financial, Inc. ................................................. 1,609 157
Raymond James Financial, Inc. ............................................. 811 117
Regions Financial Corp. .................................................. 4,012 105
Robinhood Markets, Inc. , Class A (a) ......................................... 3,653 253
S&P Global, Inc. ....................................................... 1,415 602
State Street Corp. ....................................................... 1,290 163
Synchrony Financial ..................................................... 1,607 109
T. Rowe Price Group, Inc. ................................................. 1,011 91
The Allstate Corp. ...................................................... 1,202 249
The Bank of New York Mellon Corp. ......................................... 3,181 377
The Charles Schwab Corp. ................................................ 7,721 726
The Goldman Sachs Group, Inc. ............................................ 1,386 1,173
The Hartford Insurance Group, Inc. .......................................... 1,289 174
The PNC Financial Services Group, Inc. ...................................... 1,867 389
The Progressive Corp. ................................................... 2,709 537
The Travelers Cos., Inc. .................................................. 1,000 292
Truist Financial Corp. .................................................... 5,836 268
U.S. Bancorp .......................................................... 7,186 374
Visa, Inc. , Class A ...................................................... 7,771 2,349
W.R. Berkley Corp. ..................................................... 1,377 91
Wells Fargo & Co. ...................................................... 14,296 1,138
Willis Towers Watson PLC ................................................ 440 128
32,549
Health Care (9.4%):
Abbott Laboratories ..................................................... 8,038 825
AbbVie, Inc. .......................................................... 8,170 1,777
Agilent Technologies, Inc. ................................................. 1,307 149
Align Technology, Inc. (a) ................................................. 308 53
Amgen, Inc. ........................................................... 2,489 876
Baxter International, Inc. ................................................. 2,378 40
Becton Dickinson & Co. .................................................. 1,316 207
Biogen, Inc. (a) ......................................................... 678 124
Bio-Techne Corp. ....................................................... 723 38
Boston Scientific Corp. (a) ................................................. 6,855 430
Bristol-Myers Squibb Co. ................................................. 9,414 571
Cardinal Health, Inc. .................................................... 1,088 230
Cencora, Inc. .......................................................... 899 282
Centene Corp. (a) ....................................................... 2,160 71

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Charles River Laboratories International, Inc. (a) ................................. 228 $ 39
CVS Health Corp. ...................................................... 5,881 422
Danaher Corp. ......................................................... 2,908 551
DaVita, Inc. (a) ......................................................... 154 24
Dexcom, Inc. (a) ........................................................ 1,779 112
Edwards Lifesciences Corp. (a) ............................................. 2,683 215
Elevance Health, Inc. .................................................... 1,020 299
Eli Lilly & Co. ......................................................... 3,663 3,369
GE HealthCare Technologies, Inc. ........................................... 2,107 150
Gilead Sciences, Inc. .................................................... 5,735 799
HCA Healthcare, Inc. .................................................... 724 343
Henry Schein, Inc. (a) .................................................... 463 34
Hologic, Inc. (a) ........................................................ 1,029 78
Humana, Inc. .......................................................... 557 97
IDEXX Laboratories, Inc. (a) ............................................... 369 207
Incyte Corp. (a) ......................................................... 773 73
Insulet Corp. (a) ........................................................ 325 68
Intuitive Surgical, Inc. (a) ................................................. 1,642 757
IQVIA Holdings, Inc. (a) .................................................. 784 134
Johnson & Johnson ..................................................... 11,140 2,723
Labcorp Holdings, Inc. ................................................... 383 102
McKesson Corp. ....................................................... 566 490
Medtronic PLC ........................................................ 5,926 513
Merck & Co., Inc. ...................................................... 11,473 1,380
Mettler-Toledo International, Inc. (a) ......................................... 94 118
Moderna, Inc. (a) (b) ..................................................... 1,608 82
Pfizer, Inc. ............................................................ 26,283 738
Quest Diagnostics, Inc. ................................................... 508 99
Regeneron Pharmaceuticals, Inc. ............................................ 466 360
ResMed, Inc. .......................................................... 673 151
Revvity, Inc. .......................................................... 524 46
Solventum Corp. (a) ..................................................... 682 44
STERIS PLC .......................................................... 453 100
Stryker Corp. .......................................................... 1,592 523
The Cigna Group ....................................................... 1,218 325
The Cooper Cos., Inc. (a) .................................................. 906 65
Thermo Fisher Scientific, Inc. .............................................. 1,737 854
UnitedHealth Group, Inc. ................................................. 4,187 1,133
Universal Health Services, Inc. , Class B ....................................... 255 46
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,174 524
Viatris, Inc. ........................................................... 5,324 72
Waters Corp. (a) ........................................................ 453 135
West Pharmaceutical Services, Inc. .......................................... 333 83
Zimmer Biomet Holdings, Inc. ............................................. 916 83
Zoetis, Inc. , Class A ..................................................... 1,951 231
24,464
Industrials (9.0%):
3M Co. .............................................................. 2,435 354
A.O. Smith Corp. ....................................................... 520 34
Allegion PLC ......................................................... 398 58
AMETEK, Inc. ........................................................ 1,064 228
Automatic Data Processing, Inc. ............................................ 1,861 378
Axon Enterprise, Inc. (a) .................................................. 365 155
Broadridge Financial Solutions, Inc. ......................................... 540 88
Builders FirstSource, Inc. (a) ............................................... 511 42
C.H. Robinson Worldwide, Inc. ............................................. 548 91
Carrier Global Corp. ..................................................... 3,632 205
Caterpillar, Inc. ........................................................ 2,151 1,524
Cintas Corp. .......................................................... 1,571 266
Comfort Systems USA, Inc. ............................................... 163 225
Copart, Inc. (a) ......................................................... 4,117 137
CSX Corp. ............................................................ 8,596 353
Cummins, Inc. ......................................................... 639 344

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Deere & Co. .......................................................... 1,165 $ 656
Delta Air Lines, Inc. ..................................................... 3,003 200
Dover Corp. ........................................................... 623 130
Eaton Corp. PLC ....................................................... 1,795 642
EMCOR Group, Inc. .................................................... 207 153
Emerson Electric Co. .................................................... 2,598 340
Equifax, Inc. .......................................................... 557 100
Expeditors International of Washington, Inc. .................................... 620 89
Fastenal Co. ........................................................... 5,308 246
FedEx Corp. .......................................................... 1,000 356
Fortive Corp. .......................................................... 1,449 80
GE Vernova, Inc. ....................................................... 1,246 1,088
Generac Holdings, Inc. (a) ................................................. 271 53
General Dynamics Corp. .................................................. 1,173 403
General Electric Co. ..................................................... 4,848 1,376
Honeywell International, Inc. .............................................. 2,935 663
Howmet Aerospace, Inc. .................................................. 1,853 427
Hubbell, Inc. , Class B .................................................... 246 121
Huntington Ingalls Industries, Inc. ........................................... 181 69
IDEX Corp. ........................................................... 346 66
Illinois Tool Works, Inc. .................................................. 1,212 315
Ingersoll Rand, Inc. ..................................................... 1,645 132
J.B. Hunt Transport Services, Inc. ........................................... 345 73
Jacobs Solutions, Inc. .................................................... 543 69
Johnson Controls International PLC .......................................... 2,829 370
L3Harris Technologies, Inc. ............................................... 863 298
Leidos Holdings, Inc. .................................................... 591 92
Lennox International, Inc. ................................................. 148 69
Lockheed Martin Corp. ................................................... 936 566
Masco Corp. .......................................................... 941 57
Nordson Corp. ......................................................... 245 65
Norfolk Southern Corp. .................................................. 1,038 298
Northrop Grumman Corp. ................................................. 617 421
Old Dominion Freight Line, Inc. ............................................ 851 166
Otis Worldwide Corp. .................................................... 1,797 138
PACCAR, Inc. ......................................................... 2,429 281
Parker-Hannifin Corp. ................................................... 583 522
Paychex, Inc. .......................................................... 1,493 138
Pentair PLC ........................................................... 756 66
Quanta Services, Inc. .................................................... 689 378
Republic Services, Inc. , Class A ............................................ 930 204
Rockwell Automation, Inc. ................................................ 519 186
Rollins, Inc. ........................................................... 1,357 72
RTX Corp. ............................................................ 6,205 1,197
Snap-on, Inc. .......................................................... 240 87
Southwest Airlines Co. ................................................... 2,271 85
Stanley Black & Decker, Inc. .............................................. 716 51
Textron, Inc. .......................................................... 805 70
The Boeing Co. (a) ...................................................... 3,630 722
Trane Technologies PLC .................................................. 1,023 426
TransDigm Group, Inc. ................................................... 261 302
Uber Technologies, Inc. (a) ................................................ 9,514 684
Union Pacific Corp. ..................................................... 2,743 665
United Airlines Holdings, Inc. (a) ............................................ 1,495 138
United Parcel Service, Inc. , Class B .......................................... 3,416 336
United Rentals, Inc. ..................................................... 291 212
Veralto Corp. .......................................................... 1,148 101
Verisk Analytics, Inc. , Class A .............................................. 644 122
Vertiv Holdings Co. , Class A ............................................... 1,766 443
W.W. Grainger, Inc. ..................................................... 202 220
Waste Management, Inc. .................................................. 1,715 394
Westinghouse Air Brake Technologies Corp. .................................... 788 197

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 1,126 $ 135
23,303
IT Services (0.8%):
Accenture PLC , Class A .................................................. 2,844 564
Akamai Technologies, Inc. (a) .............................................. 665 76
Cognizant Technology Solutions Corp. , Class A ................................. 2,211 136
EPAM Systems, Inc. (a) ................................................... 255 34
Gartner, Inc. (a) ........................................................ 326 52
GoDaddy, Inc. , Class A (a) ................................................. 625 52
International Business Machines Corp. ........................................ 4,321 1,047
VeriSign, Inc. .......................................................... 382 95
2,056
Materials (2.1%):
Air Products and Chemicals, Inc. ............................................ 1,029 299
Albemarle Corp. ....................................................... 545 98
Amcor PLC ........................................................... 2,136 85
Avery Dennison Corp. ................................................... 357 62
Ball Corp. ............................................................ 1,239 73
CF Industries Holdings, Inc. ............................................... 721 94
Corteva, Inc. .......................................................... 3,109 260
CRH PLC ............................................................ 3,098 326
Dow, Inc. ............................................................ 3,317 138
DuPont de Nemours, Inc. ................................................. 1,892 87
Ecolab, Inc. ........................................................... 1,178 313
Freeport-McMoRan, Inc. ................................................. 6,644 391
International Flavors & Fragrances, Inc. ....................................... 1,184 86
International Paper Co. ................................................... 2,441 87
Linde PLC ............................................................ 2,159 1,070
LyondellBasell Industries NV , Class A ........................................ 1,190 96
Martin Marietta Materials, Inc. ............................................. 279 164
Newmont Corp. ........................................................ 5,044 546
Nucor Corp. ........................................................... 1,058 179
Packaging Corp. of America ............................................... 413 88
PPG Industries, Inc. ..................................................... 1,037 111
Smurfit Westrock PLC ................................................... 2,415 96
Steel Dynamics, Inc. ..................................................... 635 114
The Mosaic Co. ........................................................ 1,467 37
The Sherwin-Williams Co. ................................................ 1,066 342
Vulcan Materials Co. .................................................... 611 166
5,408
Real Estate (1.9%):
Alexandria Real Estate Equities, Inc. ......................................... 721 33
American Tower Corp. ................................................... 2,164 373
AvalonBay Communities, Inc. .............................................. 655 107
BXP, Inc. ............................................................. 682 35
Camden Property Trust ................................................... 478 47
CBRE Group, Inc. , Class A (a) .............................................. 1,343 182
CoStar Group, Inc. (a) .................................................... 1,959 79
Crown Castle, Inc. ...................................................... 2,013 164
Digital Realty Trust, Inc. .................................................. 1,493 269
Equinix, Inc. .......................................................... 454 445
Equity Residential ...................................................... 1,589 94
Essex Property Trust, Inc. ................................................. 298 72
Extra Space Storage, Inc. ................................................. 981 129
Federal Realty Investment Trust ............................................ 363 38
Healthpeak Properties, Inc. ................................................ 3,213 53
Host Hotels & Resorts, Inc. ................................................ 2,956 57
Invitation Homes, Inc. ................................................... 2,607 65
Iron Mountain, Inc. ..................................................... 1,368 140
Kimco Realty Corp. ..................................................... 3,116 70
Mid-America Apartment Communities, Inc. .................................... 540 66

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Prologis, Inc. .......................................................... 4,297 $ 568
Public Storage ......................................................... 730 198
Realty Income Corp. .................................................... 4,252 260
Regency Centers Corp. ................................................... 761 57
SBA Communications Corp. , Class A ......................................... 493 85
Simon Property Group, Inc. ............................................... 1,503 280
UDR, Inc. ............................................................ 1,390 47
Ventas, Inc. ........................................................... 2,196 180
VICI Properties, Inc. , Class A .............................................. 4,941 135
Welltower, Inc. ......................................................... 3,225 638
Weyerhaeuser Co. ...................................................... 3,331 81
5,047
Semiconductors & Semiconductor Equipment (14.5%):
Advanced Micro Devices, Inc. (a) ............................................ 7,537 1,533
Analog Devices, Inc. .................................................... 2,259 719
Applied Materials, Inc. ................................................... 3,669 1,254
Broadcom, Inc. ........................................................ 21,917 6,783
First Solar, Inc. (a) ...................................................... 496 98
Intel Corp. (a) .......................................................... 21,705 958
KLA Corp. ........................................................... 606 892
Lam Research Corp. ..................................................... 5,773 1,233
Microchip Technology, Inc. ................................................ 2,501 162
Micron Technology, Inc. .................................................. 5,203 1,758
Monolithic Power Systems, Inc. ............................................ 225 246
NVIDIA Corp. ......................................................... 113,444 19,785
NXP Semiconductors NV ................................................. 1,163 229
ON Semiconductor Corp. (a) ............................................... 1,821 113
Qnity Electronics, Inc. ................................................... 968 112
QUALCOMM, Inc. ..................................................... 4,932 635
Skyworks Solutions, Inc. ................................................. 695 37
Teradyne, Inc. ......................................................... 724 215
Texas Instruments, Inc. ................................................... 4,195 814
37,576
Software (8.3%):
Adobe, Inc. (a) ......................................................... 1,898 461
AppLovin Corp. , Class A (a) ............................................... 1,253 499
Autodesk, Inc. (a) ....................................................... 980 235
Cadence Design Systems, Inc. (a) ............................................ 1,258 350
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,165 455
Datadog, Inc. , Class A (a) ................................................. 1,517 179
Fair Isaac Corp. (a) ...................................................... 110 117
Fortinet, Inc. (a) ........................................................ 2,922 239
Gen Digital, Inc. ....................................................... 2,548 48
Intuit, Inc. ............................................................ 1,286 556
Microsoft Corp. ........................................................ 34,666 12,832
Oracle Corp. .......................................................... 7,839 1,153
Palantir Technologies, Inc. , Class A (a) ........................................ 10,560 1,545
Palo Alto Networks, Inc. (a) ................................................ 3,735 599
PTC, Inc. (a) ........................................................... 550 78
Roper Technologies, Inc. .................................................. 493 174
Salesforce, Inc. ........................................................ 4,331 808
ServiceNow, Inc. (a) ..................................................... 4,835 506
Synopsys, Inc. (a) ....................................................... 884 351
Trimble, Inc. (a) ........................................................ 1,100 72
Tyler Technologies, Inc. (a) ................................................ 199 68
Workday, Inc. , Class A (a) ................................................. 985 128
21,453
Technology Hardware, Storage & Peripherals (7.4%):
Apple, Inc. ........................................................... 68,538 17,394
Dell Technologies, Inc. , Class C ............................................ 1,374 226
Hewlett Packard Enterprise Co. ............................................. 6,143 146

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
HP, Inc. .............................................................. 4,243 $ 81
NetApp, Inc. .......................................................... 916 94
Sandisk Corp. (a) ....................................................... 682 433
Seagate Technology Holdings PLC .......................................... 1,008 395
Super Micro Computer, Inc. (a) ............................................. 2,326 53
Western Digital Corp. .................................................... 1,567 424
19,246
Utilities (2.5%):
Alliant Energy Corp. .................................................... 1,188 85
Ameren Corp. ......................................................... 1,278 141
American Electric Power Co., Inc. ........................................... 2,500 328
American Water Works Co., Inc. ............................................ 902 123
Atmos Energy Corp. ..................................................... 765 141
CenterPoint Energy, Inc. .................................................. 3,018 130
CMS Energy Corp. ...................................................... 1,416 110
Consolidated Edison, Inc. ................................................. 1,668 189
Constellation Energy Corp. ................................................ 1,441 402
Dominion Energy, Inc. ................................................... 3,947 244
DTE Energy Co. ....................................................... 960 140
Duke Energy Corp. ...................................................... 3,595 471
Edison International ..................................................... 1,779 130
Entergy Corp. ......................................................... 2,091 235
Evergy, Inc. ........................................................... 1,064 87
Eversource Energy ...................................................... 1,734 120
Exelon Corp. .......................................................... 4,728 232
FirstEnergy Corp. ....................................................... 2,403 122
NextEra Energy, Inc. .................................................... 9,627 894
NiSource, Inc. ......................................................... 2,212 103
NRG Energy, Inc. ....................................................... 982 144
PG&E Corp. .......................................................... 10,160 179
Pinnacle West Capital Corp. ............................................... 553 56
PPL Corp. ............................................................ 3,420 131
Public Service Enterprise Group, Inc. ......................................... 2,307 187
Sempra .............................................................. 3,017 293
The AES Corp. ........................................................ 3,292 46
The Southern Co. ....................................................... 5,090 491
Vistra Corp. ........................................................... 1,472 221
WEC Energy Group, Inc. ................................................. 1,504 174
Xcel Energy, Inc. ....................................................... 2,734 217
6,566
Total Common Stocks (Cost $39,478)
a
a
a
258,885
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 56,993 57
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 56,993 57
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 56,993 57
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 56,993 57
Total Collateral for Securities Loaned (Cost $228)
a
a
a
228
Total Investments (Cost $39,706) — 99.7% 259,113
Other assets in excess of liabilities —  0.3% 653
NET ASSETS - 100.00% $ 259,766
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 2 6/18/26 $ 663 $ 657 $ (6)
Total unrealized appreciation $ —
Total unrealized depreciation (6)
Total net unrealized appreciation (depreciation) $ (6)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Mid-Cap Core Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (1.7%):
Millicom International Cellular SA .......................................... 33,100 $ 2,481
Nexstar Media Group, Inc. , Class A .......................................... 7,800 1,410
Tencent Music Entertainment Group , ADR ..................................... 84,100 780
4,671
Consumer Discretionary (13.2%):
Aptiv PLC (a) .......................................................... 22,700 1,576
BorgWarner, Inc. ....................................................... 16,300 885
Boyd Gaming Corp. ..................................................... 29,500 2,424
Deckers Outdoor Corp. (a) ................................................. 11,700 1,171
eBay, Inc. ............................................................ 31,000 2,822
Expedia Group, Inc. ..................................................... 17,100 3,948
Ford Motor Co. ........................................................ 147,000 1,696
Installed Building Products, Inc. ............................................ 2,600 689
Las Vegas Sands Corp. ................................................... 30,000 1,617
Macy's, Inc. ........................................................... 102,500 1,854
Ralph Lauren Corp. , Class A ............................................... 15,300 5,263
Ross Stores, Inc. ....................................................... 19,400 4,203
Royal Caribbean Cruises Ltd. .............................................. 8,200 2,257
Tapestry, Inc. .......................................................... 5,700 804
TopBuild Corp. (a) ...................................................... 6,800 2,389
Ulta Beauty, Inc. (a) ..................................................... 2,500 1,307
Urban Outfitters, Inc. (a) .................................................. 28,700 1,818
36,723
Consumer Staples (4.6%):
Casey's General Stores, Inc. ............................................... 5,400 3,930
Coca-Cola Consolidated, Inc. .............................................. 9,200 1,764
Dollar General Corp. .................................................... 13,900 1,650
Performance Food Group Co. (a) ............................................ 20,400 1,748
Sysco Corp. ........................................................... 7,900 564
The Hershey Co. ....................................................... 8,500 1,767
U.S. Foods Holding Corp. (a) ............................................... 14,900 1,374
12,797
Energy (8.2%):
Archrock, Inc. ......................................................... 41,900 1,458
Baker Hughes Co. , Class A ................................................ 46,800 2,857
Cheniere Energy, Inc. .................................................... 11,100 3,150
Devon Energy Corp. ..................................................... 94,700 4,765
HF Sinclair Corp. ....................................................... 18,100 1,129
TechnipFMC PLC ...................................................... 70,700 4,888
Valero Energy Corp. ..................................................... 18,300 4,522
22,769
Financials (14.1%):
Affiliated Managers Group, Inc. ............................................ 17,500 4,842
Ameriprise Financial, Inc. ................................................. 7,200 3,200
Arch Capital Group Ltd. (a) ................................................ 26,200 2,515
Assurant, Inc. ......................................................... 7,700 1,677
Axos Financial, Inc. (a) ................................................... 14,100 1,200
BGC Group, Inc. , Class A ................................................. 56,100 549
Evercore, Inc. , Class A ................................................... 7,300 2,179
FirstCash Holdings, Inc. .................................................. 19,900 3,741
Hancock Whitney Corp. .................................................. 23,000 1,463
Interactive Brokers Group, Inc. , Class A ....................................... 44,100 2,958
MSCI, Inc. , Class A ..................................................... 4,600 2,479
Popular, Inc. .......................................................... 8,400 1,127
RenaissanceRe Holdings Ltd. .............................................. 6,800 2,021
StoneX Group, Inc. (a) ................................................... 11,250 907
The Allstate Corp. ...................................................... 9,900 2,053
The Bank of New York Mellon Corp. ......................................... 30,500 3,618

Victory Portfolios
Victory Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
The Hartford Insurance Group, Inc. .......................................... 18,700 $ 2,529
39,058
Health Care (12.3%):
Addus HomeCare Corp. (a) ................................................ 2,500 234
BrightSpring Health Services, Inc. (a) ......................................... 85,000 3,622
Cencora, Inc. .......................................................... 13,400 4,209
Exelixis, Inc. (a) ........................................................ 42,500 1,823
Halozyme Therapeutics, Inc. (a) ............................................. 72,800 4,705
HCA Healthcare, Inc. .................................................... 6,800 3,218
Incyte Corp. (a) ......................................................... 18,700 1,760
Jazz Pharmaceuticals PLC (a) .............................................. 8,800 1,664
Medpace Holdings, Inc. (a) ................................................ 4,300 2,065
Neurocrine Biosciences, Inc. (a) ............................................. 11,800 1,555
ResMed, Inc. .......................................................... 3,200 718
Royalty Pharma PLC , Class A .............................................. 30,000 1,439
Tenet Healthcare Corp. (a) ................................................. 4,600 868
The Ensign Group, Inc. ................................................... 11,400 2,297
United Therapeutics Corp. (a) .............................................. 3,100 1,838
Universal Health Services, Inc. , Class B ....................................... 11,000 1,969
33,984
Industrials (18.9%):
Allegion PLC ......................................................... 3,900 567
Argan, Inc. ........................................................... 5,200 2,832
Comfort Systems USA, Inc. ............................................... 4,800 6,619
Cummins, Inc. ......................................................... 1,300 699
Delta Air Lines, Inc. ..................................................... 57,300 3,809
Dycom Industries, Inc. (a) ................................................. 700 237
EMCOR Group, Inc. .................................................... 6,500 4,799
EnerSys .............................................................. 12,200 2,119
Federal Signal Corp. ..................................................... 31,000 3,352
Ferguson Enterprises, Inc. ................................................. 5,200 1,213
Genpact Ltd. .......................................................... 53,400 1,989
Griffon Corp. .......................................................... 36,500 2,653
Howmet Aerospace, Inc. .................................................. 14,600 3,365
Leidos Holdings, Inc. .................................................... 11,900 1,851
Mueller Industries, Inc. ................................................... 10,200 1,130
Nextpower, Inc. , Class A (a) ................................................ 19,300 2,326
Quanta Services, Inc. .................................................... 2,300 1,263
Rockwell Automation, Inc. ................................................ 4,700 1,687
Sterling Infrastructure, Inc. (a) .............................................. 4,000 1,629
Trane Technologies PLC .................................................. 8,400 3,501
United Airlines Holdings, Inc. (a) ............................................ 22,600 2,081
United Rentals, Inc. ..................................................... 900 656
Vertiv Holdings Co. , Class A ............................................... 8,400 2,105
52,482
Information Technology (13.7%):
Cirrus Logic, Inc. (a) ..................................................... 10,700 1,547
Clear Secure, Inc. , Class A ................................................ 60,500 2,929
Credo Technology Group Holding Ltd. (a) ..................................... 17,000 1,596
Docusign, Inc. , Class A (a) ................................................. 57,700 2,736
F5, Inc. (a) ............................................................ 3,200 926
Fabrinet (a) ............................................................ 7,700 4,016
GoDaddy, Inc. , Class A (a) ................................................. 21,800 1,802
InterDigital, Inc. ....................................................... 6,100 1,842
Jabil, Inc. ............................................................ 14,000 3,719
Monolithic Power Systems, Inc. ............................................ 4,300 4,701
NetApp, Inc. .......................................................... 31,600 3,235
Rambus, Inc. (a) ........................................................ 22,000 1,893
Sandisk Corp. (a) ....................................................... 2,900 1,842
Sanmina Corp. (a) ....................................................... 13,600 1,763
TD SYNNEX Corp. ..................................................... 8,700 1,468

Victory Portfolios
Victory Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Teradyne, Inc. ......................................................... 6,800 $ 2,016
38,031
Materials (5.1%):
Avery Dennison Corp. ................................................... 15,000 2,590
CF Industries Holdings, Inc. ............................................... 15,100 1,961
Coeur Mining, Inc. (a) .................................................... 103,600 1,945
Commercial Metals Co. .................................................. 26,800 1,646
Crown Holdings, Inc. .................................................... 15,200 1,524
Reliance, Inc. .......................................................... 4,200 1,276
Royal Gold, Inc. ........................................................ 8,300 2,112
Steel Dynamics, Inc. ..................................................... 5,600 1,008
14,062
Real Estate (3.7%):
CBRE Group, Inc. , Class A (a) .............................................. 22,300 3,021
SBA Communications Corp. , Class A ......................................... 6,903 1,188
Sun Communities, Inc. ................................................... 24,916 3,138
Ventas, Inc. ........................................................... 34,400 2,813
10,160
Utilities (4.2%):
Atmos Energy Corp. ..................................................... 20,100 3,713
Edison International ..................................................... 21,100 1,544
National Fuel Gas Co. ................................................... 12,900 1,212
NiSource, Inc. ......................................................... 66,300 3,094
NRG Energy, Inc. ....................................................... 5,000 731
Talen Energy Corp. (a) ................................................... 4,700 1,500
11,794
Total Common Stocks (Cost $218,524)
a
a
a
276,531
Total Investments (Cost $218,524) — 99.7% 276,531
Other assets in excess of liabilities —  0.3% 694
NET ASSETS - 100.00% $ 277,225
At March 31, 2026, the Fund's investments in foreign securities were 9.1% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.3%)
Australia (3.2%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 23,331 $ 742
Financials (1.1%):
ANZ Group Holdings Ltd. ................................................ 86,940 2,186
QBE Insurance Group Ltd. ................................................ 63,893 942
3,128
Industrials (0.7%):
Brambles Ltd. ......................................................... 66,264 1,040
Qantas Airways Ltd. ..................................................... 171,505 1,007
2,047
Materials (0.6%):
Rio Tinto Ltd. ......................................................... 15,168 1,723
Real Estate (0.5%):
Charter Hall Group ...................................................... 66,936 872
Goodman Group ....................................................... 36,437 654
1,526
9,166
Belgium (1.7%):
Consumer Staples (0.9%):
Anheuser-Busch InBev SA ................................................ 35,646 2,466
Health Care (0.4%):
UCB SA ............................................................. 4,219 1,271
Materials (0.4%):
Titan SA ............................................................. 20,735 1,087
4,824
Brazil (1.5%):
Consumer Staples (0.4%):
Raia Drogasil SA ....................................................... 250,714 1,139
Energy (0.4%):
PRIO SA (a) ........................................................... 92,600 1,184
Financials (0.4%):
Banco Bradesco SA , Preference Shares ....................................... 287,500 1,064
Utilities (0.3%):
Axia Energia .......................................................... 83,067 939
4,326
Canada (8.4%):
Consumer Discretionary (0.2%):
Gildan Activewear, Inc. .................................................. 12,606 702
Energy (1.4%):
Headwater Exploration, Inc. ............................................... 135,557 1,252
Suncor Energy, Inc. ..................................................... 20,973 1,388
Whitecap Resources, Inc. ................................................. 111,192 1,255
3,895
Financials (2.7%):
Bank of Montreal ....................................................... 8,753 1,186
Brookfield Corp. , Class A ................................................. 18,306 742
Canadian Imperial Bank of Commerce ........................................ 20,274 1,922
Fairfax Financial Holdings Ltd. ............................................. 1,189 2,026
Royal Bank of Canada ................................................... 10,867 1,757
7,633
Industrials (0.8%):
Element Fleet Management Corp. ........................................... 42,877 930

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Finning International, Inc. ................................................. 22,841 $ 1,414
2,344
Information Technology (0.8%):
Celestica, Inc. (a) ....................................................... 5,913 1,668
Shopify, Inc. , Class A (a) .................................................. 5,715 678
2,346
Materials (2.5%):
DPM Metals, Inc. ....................................................... 88,790 3,127
Lundin Mining Corp. .................................................... 98,090 2,446
Nutrien Ltd. ........................................................... 20,308 1,533
7,106
24,026
China (5.2%):
Communication Services (1.3%):
Kuaishou Technology , Class B (b) ........................................... 89,000 524
Tencent Holdings Ltd. ................................................... 52,600 3,318
3,842
Consumer Discretionary (0.9%):
BYD Co. Ltd. ......................................................... 75,900 1,038
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 97,600 734
Laopu Gold Co. Ltd. , Class H .............................................. 11,235 909
2,681
Consumer Staples (0.4%):
JD Health International, Inc. (a) (b) ........................................... 92,500 565
Tingyi Cayman Islands Holding Corp. ........................................ 362,000 604
1,169
Financials (1.8%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,405,000 1,005
Bank of China Ltd. , Class H ............................................... 2,334,275 1,490
China Construction Bank Corp. , Class H ...................................... 1,145,000 1,236
PICC Property & Casualty Co. Ltd. , Class H ................................... 698,000 1,285
5,016
Health Care (0.3%):
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 56,000 858
Materials (0.5%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 326,000 1,467
15,033
Denmark (0.7%):
Health Care (0.4%):
Genmab A/S (a) ........................................................ 3,752 1,010
Industrials (0.3%):
Vestas Wind Systems A/S ................................................. 31,140 940
1,950
Finland (0.3%):
Industrials (0.3%):
Konecranes Oyj ........................................................ 26,211 860
France (5.9%):
Communication Services (0.9%):
Orange SA ............................................................ 80,569 1,652
Publicis Groupe SA ..................................................... 12,229 1,012
2,664
Energy (0.4%):
Vallourec SACA ....................................................... 46,019 1,165
Financials (0.9%):
AXA SA ............................................................. 20,941 962

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
BNP Paribas SA ........................................................ 16,010 $ 1,525
2,487
Health Care (0.4%):
Ipsen SA ............................................................. 6,833 1,277
Industrials (1.5%):
Eiffage SA ............................................................ 6,292 965
Schneider Electric SE .................................................... 8,863 2,414
SPIE SA ............................................................. 17,507 876
4,255
Information Technology (0.5%):
Capgemini SE ......................................................... 11,120 1,312
Real Estate (0.3%):
Klepierre SA .......................................................... 22,983 863
Utilities (1.0%):
Engie SA ............................................................. 51,951 1,674
Veolia Environnement SA ................................................. 31,993 1,218
2,892
16,915
Germany (4.6%):
Consumer Staples (0.4%):
Henkel AG & Co. KGaA , Preference Shares .................................... 16,176 1,249
Financials (1.0%):
Allianz SE , Registered Shares .............................................. 2,737 1,156
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 2,693 1,700
2,856
Industrials (2.4%):
GEA Group AG ........................................................ 11,272 809
MTU Aero Engines AG .................................................. 2,108 769
Siemens AG , Registered Shares ............................................. 9,147 2,228
Siemens Energy AG ..................................................... 18,895 3,258
7,064
Information Technology (0.3%):
SAP SE .............................................................. 4,878 832
Utilities (0.5%):
E.ON SE ............................................................. 61,345 1,343
13,344
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 80,456 1,243
Hong Kong (2.4%):
Consumer Discretionary (1.4%):
Alibaba Group Holding Ltd. , Class W ........................................ 196,600 3,082
Galaxy Entertainment Group Ltd. ........................................... 173,000 782
3,864
Financials (0.8%):
BOC Hong Kong Holdings Ltd. ............................................ 271,000 1,495
Hong Kong Exchanges & Clearing Ltd. ....................................... 17,800 898
2,393
Utilities (0.2%):
Kunlun Energy Co. Ltd. .................................................. 656,000 599
6,856
India (3.6%):
Consumer Discretionary (0.2%):
Mahindra & Mahindra Ltd. ................................................ 20,056 629

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Energy (0.5%):
Reliance Industries Ltd. .................................................. 100,429 $ 1,444
Financials (1.2%):
Nippon Life India Asset Management Ltd. (b) ................................... 94,551 806
Power Finance Corp. Ltd. ................................................. 254,402 1,028
Union Bank of India Ltd. ................................................. 821,892 1,441
3,275
Industrials (0.5%):
Adani Ports & Special Economic Zone Ltd. .................................... 50,591 708
Bharat Electronics Ltd. ................................................... 186,710 799
1,507
Information Technology (0.5%):
Infosys Ltd. ........................................................... 55,224 745
Persistent Systems Ltd. ................................................... 10,461 549
1,294
Materials (0.4%):
Hindalco Industries Ltd. .................................................. 128,302 1,213
Utilities (0.3%):
Power Grid Corp. of India Ltd. ............................................. 301,876 951
10,313
Ireland (1.0%):
Financials (0.4%):
Bank of Ireland Group PLC ............................................... 67,852 1,231
Industrials (0.6%):
AerCap Holdings NV .................................................... 12,781 1,753
2,984
Italy (1.3%):
Consumer Discretionary (0.4%):
Lottomatica Group SpA .................................................. 33,522 968
Energy (0.6%):
Eni SpA ............................................................. 62,252 1,770
Financials (0.3%):
Banca Mediolanum SpA .................................................. 47,046 953
3,691
Japan (14.7%):
Communication Services (0.5%):
Konami Group Corp. .................................................... 11,900 1,467
Consumer Discretionary (3.1%):
Asics Corp. ........................................................... 46,500 1,250
Sony Group Corp. ...................................................... 89,000 1,855
Sumitomo Electric Industries Ltd. ........................................... 45,600 2,591
Suzuki Motor Corp. ..................................................... 66,300 808
Toyota Motor Corp. ..................................................... 119,900 2,493
8,997
Consumer Staples (0.8%):
Asahi Group Holdings Ltd. ................................................ 64,800 647
MatsukiyoCocokara & Co. ................................................ 58,500 934
Toyo Suisan Kaisha Ltd. (c) ................................................ 11,500 809
2,390
Financials (2.8%):
Mizuho Financial Group, Inc. .............................................. 60,510 2,450
ORIX Corp. ........................................................... 37,500 1,113
Sumitomo Mitsui Financial Group, Inc. ....................................... 96,375 3,169
Tokio Marine Holdings, Inc. ............................................... 30,800 1,446
8,178

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Health Care (1.1%):
Otsuka Holdings Co. Ltd. ................................................. 23,700 $ 1,682
Shionogi & Co. Ltd. ..................................................... 68,300 1,511
3,193
Industrials (3.1%):
Central Japan Railway Co. ................................................ 48,000 1,248
Fujikura Ltd. .......................................................... 102,600 2,822
ITOCHU Corp. ........................................................ 186,200 2,369
Obayashi Corp. ........................................................ 58,000 1,405
Recruit Holdings Co. Ltd. ................................................. 23,000 1,002
8,846
Information Technology (2.6%):
Disco Corp. ........................................................... 2,700 1,101
Ibiden Co. Ltd. ......................................................... 33,200 1,661
Kioxia Holdings Corp. (a) ................................................. 6,800 888
NEC Corp. ........................................................... 53,000 1,319
SCREEN Holdings Co. Ltd. ............................................... 19,600 1,168
Yokogawa Electric Corp. ................................................. 43,100 1,332
7,469
Materials (0.4%):
Asahi Kasei Corp. ...................................................... 104,400 1,022
Real Estate (0.3%):
Daiwa House Industry Co. Ltd. ............................................. 25,000 784
42,346
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal SA ....................................................... 25,448 1,320
Mexico (1.0%):
Energy (0.5%):
Vista Energy SAB de CV , ADR (a) ........................................... 19,617 1,481
Financials (0.5%):
Gentera SAB de CV ..................................................... 489,580 1,384
2,865
Netherlands (4.8%):
Consumer Discretionary (0.6%):
Prosus NV (a) .......................................................... 39,184 1,814
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 30,135 1,407
Energy (0.4%):
SBM Offshore NV ...................................................... 25,112 1,001
Financials (0.9%):
Euronext NV (b) ........................................................ 9,609 1,543
NN Group NV ......................................................... 14,977 1,169
2,712
Health Care (0.4%):
Argenx SE (a) .......................................................... 1,772 1,286
Information Technology (2.0%):
ASML Holding NV ..................................................... 4,245 5,644
13,864
Norway (1.0%):
Materials (1.0%):
Norsk Hydro ASA ...................................................... 270,797 2,888
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA ................................................... 50,001 1,199

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC , ADR (a) (d) (e) .............................................. 8,489 $ —
Financials (0.0%):
Sberbank of Russia PJSC (a) (d) (e) ........................................... 220,230 —
—
Saudi Arabia (0.8%):
Communication Services (0.3%):
Etihad Etisalat Co. ...................................................... 41,265 719
Financials (0.5%):
Saudi Awwal Bank ...................................................... 150,806 1,507
2,226
Singapore (1.1%):
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 37,080 1,651
Industrials (0.5%):
Singapore Technologies Engineering Ltd. ...................................... 179,300 1,522
3,173
South Africa (0.6%):
Financials (0.3%):
Discovery Ltd. ......................................................... 67,418 991
Materials (0.3%):
Harmony Gold Mining Co. Ltd. ............................................. 52,500 803
1,794
South Korea (5.1%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 9,499 938
Consumer Staples (0.4%):
APR Corp. ............................................................ 5,215 1,190
Financials (0.7%):
Hana Financial Group, Inc. ................................................ 28,064 2,046
Industrials (0.9%):
Hanwha Aerospace Co. Ltd. ............................................... 1,915 1,633
HD Hyundai Electric Co. Ltd. .............................................. 1,330 754
2,387
Information Technology (2.8%):
Samsung Electronics Co. Ltd. .............................................. 28,426 3,326
SK Hynix, Inc. ......................................................... 8,466 4,805
8,131
14,692
Spain (3.4%):
Consumer Discretionary (0.6%):
Industria de Diseno Textil SA .............................................. 31,755 1,848
Energy (0.6%):
Repsol SA ............................................................ 59,148 1,665
Financials (1.8%):
Banco Santander SA ..................................................... 333,621 3,739
Bankinter SA (c) ........................................................ 86,311 1,367
5,106
Utilities (0.4%):
Endesa SA ............................................................ 28,361 1,185
9,804
Sweden (1.8%):
Communication Services (0.6%):
Telia Co. AB .......................................................... 319,917 1,640

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Consumer Staples (0.3%):
Essity AB , Class B (c) .................................................... 39,087 $ 1,008
Financials (0.4%):
Swedbank AB , Class A ................................................... 36,905 1,259
Materials (0.5%):
Boliden AB (a) ......................................................... 25,880 1,357
5,264
Switzerland (6.2%):
Consumer Staples (0.6%):
Coca-Cola HBC AG (a) ................................................... 29,919 1,685
Financials (1.0%):
UBS Group AG ........................................................ 20,965 817
Zurich Insurance Group AG ............................................... 2,826 1,998
2,815
Health Care (2.7%):
Novartis AG , Registered Shares ............................................. 32,031 4,918
Roche Holding AG ...................................................... 3,806 1,519
Sandoz Group AG ...................................................... 17,349 1,360
7,797
Industrials (1.0%):
ABB Ltd. , Registered Shares ............................................... 35,289 2,870
Materials (0.9%):
Amrize Ltd. (a) ......................................................... 16,661 924
Holcim AG (a) ......................................................... 19,594 1,620
2,544
17,711
Taiwan (6.7%):
Financials (0.3%):
CTBC Financial Holding Co. Ltd. ........................................... 593,000 964
Health Care (0.2%):
Bora Pharmaceuticals Co. Ltd. ............................................. 33,194 467
Industrials (0.3%):
Bizlink Holding, Inc. .................................................... 16,000 919
Information Technology (5.9%):
Delta Electronics, Inc. ................................................... 39,000 1,759
Elite Material Co. Ltd. ................................................... 27,000 2,304
Hon Hai Precision Industry Co. Ltd. ......................................... 121,000 740
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 191,000 11,048
Wiwynn Corp. ......................................................... 11,000 1,184
17,035
19,385
Thailand (0.6%):
Communication Services (0.3%):
Advanced Info Service PCL, NVDR ......................................... 76,800 877
Health Care (0.3%):
Bumrungrad Hospital PCL, NVDR .......................................... 139,300 696
1,573
United Arab Emirates (0.3%):
Real Estate (0.3%):
Emaar Development PJSC ................................................ 252,371 955
United Kingdom (8.1%):
Communication Services (0.3%):
Informa PLC .......................................................... 84,759 851
Consumer Staples (0.7%):
Unilever PLC ......................................................... 35,140 1,929

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Name
Acquisition Date
Cost
LUKOIL PJSC , ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares
Value
(000)
Energy (0.4%):
Harbour Energy PLC .................................................... 285,694 $ 1,136
Financials (2.0%):
3i Group PLC ......................................................... 36,091 1,176
Barclays PLC ......................................................... 295,970 1,549
Standard Chartered PLC .................................................. 153,859 3,206
5,931
Health Care (1.5%):
AstraZeneca PLC ....................................................... 21,984 4,298
Industrials (1.5%):
International Consolidated Airlines Group SA ................................... 163,155 767
RELX PLC ........................................................... 28,115 921
Rolls-Royce Holdings PLC ................................................ 168,263 2,556
4,244
Materials (0.5%):
Endeavour Mining PLC .................................................. 22,104 1,331
Real Estate (0.2%):
LondonMetric Property PLC ............................................... 304,310 735
Utilities (1.0%):
Drax Group PLC ....................................................... 119,545 1,413
National Grid PLC ...................................................... 84,973 1,434
2,847
23,302
Total Common Stocks (Cost $198,636) 279,892
Exchange-Traded Funds (1.1%)
United States (1.1%):
iShares Core MSCI EAFE ETF ............................................. 22,146 2,005
iShares Core MSCI Emerging Markets ETF .................................... 16,936 1,181
3,186
Total Exchange-Traded Funds (Cost $3,203) 3,186
Collateral for Securities Loaned (0.9%)^
United States (0.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (f) ........ 622,556 622
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (f) ............ 633,144 633
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (f) ................ 622,556 623
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (f) . 622,556 623
Total Collateral for Securities Loaned (Cost $2,501) 2,501
Total Investments (Cost $204,340) — 99.3% 285,579
Other assets in excess of liabilities — 0.7% 2,067
NET ASSETS - 100.00% $ 287,646
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was $5,030
(thousands) and amounted to 1.7% of net assets.
(c) All or a portion of this security is on loan.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2026 (amounts in thousands):
(e) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(f) Rate disclosed is the daily yield on March 31, 2026.

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.2%)
Australia (4.8%):
Energy (0.7%):
Paladin Energy Ltd. (a) (b) ................................................. 1,983,006 $ 15,790
Whitehaven Coal Ltd. .................................................... 2,102,965 13,566
29,356
Financials (0.7%):
Bendigo & Adelaide Bank Ltd. ............................................. 1,800,887 12,387
Magellan Financial Group Ltd. ............................................. 2,831,377 19,451
31,838
Health Care (0.4%):
Ansell Ltd. (b) ......................................................... 862,224 16,917
Industrials (0.4%):
Ventia Services Group Pty Ltd. ............................................. 5,204,976 18,947
Materials (2.2%):
Orica Ltd. ............................................................ 1,666,374 23,415
Ramelius Resources Ltd. ................................................. 15,584,895 40,566
Sandfire Resources Ltd. (a) ................................................ 2,519,812 28,909
92,890
Real Estate (0.4%):
Charter Hall Group ...................................................... 1,406,882 18,328
208,276
Austria (0.2%):
Industrials (0.2%):
Do & Co. AG .......................................................... 52,300 9,758
Belgium (0.9%):
Consumer Staples (0.3%):
Colruyt Group NV ...................................................... 291,574 12,261
Materials (0.6%):
Umicore SA ........................................................... 1,365,436 26,046
38,307
Canada (13.3%):
Communication Services (1.2%):
IMAX Corp. (a) ........................................................ 707,279 26,884
Quebecor, Inc. , Class B ................................................... 596,248 25,322
52,206
Consumer Discretionary (1.3%):
Aritzia, Inc. (a) ......................................................... 291,746 23,811
BRP, Inc. ............................................................. 259,470 18,655
Gildan Activewear, Inc. (b) ................................................ 248,172 13,823
56,289
Consumer Staples (0.3%):
Maple Leaf Foods, Inc. ................................................... 680,707 14,682
Energy (3.4%):
CES Energy Solutions Corp. ............................................... 1,838,480 24,334
Enerflex Ltd. .......................................................... 1,339,583 28,026
Headwater Exploration, Inc. (b) ............................................. 3,257,181 30,092
Vermilion Energy, Inc. (b) ................................................. 1,815,762 25,026
Whitecap Resources, Inc. (b) ............................................... 3,603,408 40,674
148,152
Industrials (1.3%):
Bird Construction, Inc. (b) ................................................. 587,849 16,838
Finning International, Inc. ................................................. 619,355 38,331
55,169
Information Technology (0.3%):
Kinaxis, Inc. (a) ........................................................ 127,534 12,873

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Materials (4.2%):
Agnico Eagle Mines Ltd. ................................................. 1 $ — (c)
DPM Metals, Inc. ....................................................... 1,722,763 60,667
Hudbay Minerals, Inc. ................................................... 1,615,521 33,834
Methanex Corp. (b) ...................................................... 531,631 31,682
OceanaGold Corp. ...................................................... 1,734,609 54,698
180,881
Real Estate (0.6%):
Boardwalk Real Estate Investment Trust ...................................... 358,126 16,208
Colliers International Group, Inc. ........................................... 93,068 9,952
26,160
Utilities (0.7%):
Algonquin Power & Utilities Corp. (b) ........................................ 1,293,657 7,925
Atco Ltd. , Class I ....................................................... 303,312 14,848
Boralex, Inc. , Class A .................................................... 224,051 5,902
Northland Power, Inc. .................................................... 264,774 4,443
33,118
579,530
Denmark (2.2%):
Consumer Staples (0.4%):
Royal Unibrew A/S ..................................................... 209,493 17,048
Financials (0.6%):
Jyske Bank A/S , Registered Shares .......................................... 188,701 25,897
Industrials (0.8%):
FLSmidth & Co. A/S .................................................... 216,005 16,366
ISS A/S .............................................................. 529,280 19,281
35,647
Information Technology (0.4%):
Netcompany Group A/S (a) (b) (d) ............................................ 277,244 17,001
95,593
Finland (1.1%):
Health Care (0.3%):
Orion Oyj , Class B (b) .................................................... 192,973 15,595
Industrials (0.8%):
Konecranes Oyj ........................................................ 1,031,832 33,861
49,456
France (5.2%):
Energy (0.1%):
Vallourec SACA ....................................................... 158,886 4,021
Financials (0.3%):
SCOR SE ............................................................ 373,270 13,339
Health Care (0.9%):
Ipsen SA ............................................................. 132,631 24,783
Virbac SACA .......................................................... 33,301 13,752
38,535
Industrials (2.5%):
Alstom SA (a) ......................................................... 454,938 13,009
Ayvens SA (d) ......................................................... 1,236,121 14,572
Eiffage SA ............................................................ 189,665 29,085
Elis SA .............................................................. 844,612 23,915
SPIE SA ............................................................. 558,298 27,953
108,534
Information Technology (0.3%):
Sopra Steria Group ...................................................... 93,529 13,095
Real Estate (1.1%):
Covivio SA ........................................................... 323,381 19,324

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Klepierre SA .......................................................... 736,412 $ 27,643
46,967
224,491
Germany (4.8%):
Communication Services (0.8%):
CTS Eventim AG & Co. KGaA ............................................. 150,698 8,826
Freenet AG ........................................................... 417,071 12,840
Scout24 SE (d) ......................................................... 201,379 15,536
37,202
Consumer Discretionary (0.8%):
TUI AG .............................................................. 2,370,833 18,668
Zalando SE (a) (d) ....................................................... 743,529 18,162
36,830
Energy (0.2%):
Verbio SE (a) (b) ........................................................ 135,227 7,291
Industrials (1.9%):
Bilfinger SE ........................................................... 162,169 18,775
GEA Group AG ........................................................ 257,329 18,453
KION Group AG ....................................................... 202,432 10,815
Nordex SE (a) (b) ....................................................... 607,792 32,933
80,976
Information Technology (0.6%):
Bechtle AG (b) ......................................................... 281,795 9,716
SUSS MicroTec SE (b) ................................................... 251,937 14,981
24,697
Real Estate (0.5%):
TAG Immobilien AG .................................................... 1,386,538 21,764
208,760
Ireland (0.4%):
Consumer Discretionary (0.4%):
Cairn Homes PLC ...................................................... 6,671,766 16,404
Italy (3.4%):
Consumer Discretionary (0.8%):
De' Longhi SpA ........................................................ 408,112 14,341
Lottomatica Group SpA .................................................. 768,172 22,178
36,519
Financials (0.9%):
Azimut Holding SpA .................................................... 595,573 22,627
Banca Generali SpA ..................................................... 262,021 15,634
38,261
Industrials (0.3%):
Maire SpA ............................................................ 982,706 15,295
Information Technology (0.3%):
Reply SpA ............................................................ 120,035 11,295
Materials (0.7%):
Buzzi SpA ............................................................ 561,849 28,402
Utilities (0.4%):
Iren SpA ............................................................. 5,955,990 16,847
146,619
Japan (22.8%):
Communication Services (0.3%):
CyberAgent, Inc. ....................................................... 1,505,400 12,880
Consumer Discretionary (3.0%):
Food & Life Cos. Ltd. ................................................... 317,500 18,943
Nextage Co. Ltd. ....................................................... 609,100 12,392
NHK Spring Co. Ltd. .................................................... 1,171,800 18,687

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Open House Group Co. Ltd. ............................................... 239,100 $ 15,326
PAL GROUP Holdings Co. Ltd. ............................................ 867,100 7,956
Resorttrust, Inc. ........................................................ 1,204,200 13,236
Seria Co. Ltd. ......................................................... 542,400 12,950
Toyo Tire Corp. ........................................................ 540,000 12,670
Toyoda Gosei Co. Ltd. ................................................... 626,500 16,424
128,584
Consumer Staples (1.9%):
Lion Corp. ............................................................ 1,165,700 12,257
Morinaga Milk Industry Co. Ltd. ............................................ 524,900 15,852
Nissui Corp. .......................................................... 2,566,500 21,881
Sugi Holdings Co. Ltd. ................................................... 597,200 13,152
Toyo Suisan Kaisha Ltd. (b) ................................................ 262,000 18,427
81,569
Financials (2.0%):
Credit Saison Co. Ltd. (b) ................................................. 969,000 25,332
Mebuki Financial Group, Inc. .............................................. 4,817,700 37,576
Yamaguchi Financial Group, Inc. ............................................ 1,661,000 26,016
88,924
Health Care (1.2%):
Nippon Shinyaku Co. Ltd. ................................................ 386,200 12,706
Santen Pharmaceutical Co. Ltd. ............................................. 1,224,100 13,842
Sawai Group Holdings Co. Ltd. ............................................. 998,200 14,068
Tsumura & Co. ........................................................ 541,200 12,865
53,481
Industrials (6.2%):
CKD Corp. ........................................................... 157,400 4,480
Ebara Corp. ........................................................... 447,500 12,669
Fuji Corp. ............................................................ 684,500 20,903
GS Yuasa Corp. ........................................................ 777,300 26,723
INFRONEER Holdings, Inc. (b) ............................................. 1,689,800 23,445
Kandenko Co. Ltd. ...................................................... 817,500 31,051
Kinden Corp. .......................................................... 468,300 21,070
Meidensha Corp. ....................................................... 310,100 15,378
Mitsui E&S Co. Ltd. (b) .................................................. 459,800 16,837
Nitto Boseki Co. Ltd. (b) .................................................. 324,800 41,121
Sankyu, Inc. .......................................................... 220,400 12,322
Sanwa Holdings Corp. (b) ................................................. 886,700 20,168
SWCC Corp. .......................................................... 279,500 22,519
268,686
Information Technology (3.2%):
Anritsu Corp. .......................................................... 1,052,000 19,104
Azbil Corp. ........................................................... 1,457,900 12,740
BIPROGY, Inc. ........................................................ 521,100 15,340
Horiba Ltd. ........................................................... 145,600 17,030
Ibiden Co. Ltd. ......................................................... 606,700 30,363
Nippon Electric Glass Co. Ltd. ............................................. 509,200 19,600
Tokyo Seimitsu Co. Ltd. .................................................. 279,100 24,820
138,997
Materials (3.4%):
Daicel Corp. .......................................................... 1,396,500 11,065
Kaneka Corp. .......................................................... 316,500 9,689
Mitsui Kinzoku Co. Ltd. .................................................. 258,900 49,114
Nissan Chemical Corp. ................................................... 477,600 18,574
Sumitomo Bakelite Co. Ltd. ............................................... 407,400 12,851
Taiheiyo Cement Corp. (b) ................................................. 455,500 10,265
Tokyo Ohka Kogyo Co. Ltd. ............................................... 661,200 32,359
UACJ Corp. ........................................................... 142,000 2,125
146,042

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Real Estate (1.2%):
Japan Hotel REIT Investment Corp. , Class A ................................... 26,887 $ 12,762
Tokyo Tatemono Co. Ltd. ................................................. 820,800 18,938
Tokyu Fudosan Holdings Corp. ............................................. 2,298,500 19,620
51,320
Utilities (0.4%):
Kyushu Electric Power Co., Inc. ............................................ 1,468,900 17,028
987,511
Luxembourg (0.8%):
Communication Services (0.8%):
Millicom International Cellular SA .......................................... 476,680 35,722
Netherlands (2.9%):
Energy (0.4%):
SBM Offshore NV ...................................................... 458,584 18,285
Financials (1.2%):
ASR Nederland NV ..................................................... 330,010 22,717
Euronext NV (d) ........................................................ 176,483 28,336
51,053
Health Care (0.3%):
QIAGEN NV .......................................................... 350,965 14,216
Industrials (0.4%):
Koninklijke Heijmans NV ................................................. 160,945 14,424
Information Technology (0.6%):
BE Semiconductor Industries NV ........................................... 123,825 26,519
124,497
Norway (0.7%):
Information Technology (0.3%):
Kitron ASA ........................................................... 1,382,985 13,359
Utilities (0.4%):
Scatec ASA (a) (d) ....................................................... 1,269,980 17,190
30,549
Singapore (1.8%):
Consumer Staples (0.3%):
Sheng Siong Group Ltd. .................................................. 6,029,600 13,268
Financials (0.4%):
iFAST Corp. Ltd. (b) ..................................................... 2,252,700 15,848
Industrials (0.3%):
SATS Ltd. ............................................................ 4,731,400 13,042
Real Estate (0.8%):
Keppel DC REIT ....................................................... 9,063,700 15,432
UOL Group Ltd. ....................................................... 2,787,600 21,171
36,603
78,761
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,059,545 15,872
South Korea (7.2%):
Communication Services (0.3%):
Netmarble Corp. (d) ..................................................... 452,405 14,901
Consumer Discretionary (0.4%):
Silicon2 Co. Ltd. ....................................................... 575,971 14,879
Youngone Corp. ........................................................ 6,385 340
15,219
Financials (1.0%):
JB Financial Group Co. Ltd. ............................................... 961,729 19,740

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
KIWOOM Securities Co. Ltd. .............................................. 79,726 $ 22,561
42,301
Health Care (0.7%):
Classys, Inc. .......................................................... 506,577 17,219
Daewoong Pharmaceutical Co. Ltd. .......................................... 107,796 11,656
28,875
Industrials (2.2%):
Hanwha Corp. ......................................................... 185,376 13,812
HD-Hyundai Marine Engine (a) ............................................. 317,339 15,108
Hyosung Heavy Industries Corp. ............................................ 9,104 15,377
Iljin Electric Co. Ltd. .................................................... 336,408 16,074
Samsung E&A Co. Ltd. .................................................. 873,412 21,460
Sanil Electric Co. Ltd. ................................................... 157,962 14,583
96,414
Information Technology (1.9%):
IsuPetasys Co. Ltd. ...................................................... 353,611 24,511
LEENO Industrial, Inc. ................................................... 424,455 27,669
LG Innotek Co. Ltd. ..................................................... 82,274 16,600
WONIK IPS Co. Ltd. .................................................... 175,595 13,069
81,849
Materials (0.7%):
Han Kuk Carbon Co. Ltd. (a) ............................................... 567,442 15,046
Poongsan Corp. ........................................................ 294,828 17,311
32,357
311,916
Spain (3.9%):
Financials (1.6%):
Bankinter SA (b) ........................................................ 2,657,116 42,076
Mapfre SA (b) ......................................................... 6,064,704 27,024
69,100
Industrials (0.3%):
Logista Integral SA ..................................................... 367,736 13,760
Information Technology (0.9%):
Indra Sistemas SA ...................................................... 726,175 40,581
Materials (0.4%):
Atalaya Mining Copper SA ................................................ 1,771,524 16,860
Real Estate (0.7%):
Merlin Properties Socimi SA ............................................... 1,729,240 28,170
168,471
Sweden (1.8%):
Financials (0.6%):
Avanza Bank Holding AB (b) ............................................... 671,941 25,960
Industrials (0.9%):
Bravida Holding AB (d) ................................................... 1,321,896 13,837
NCC AB , Class B ....................................................... 679,529 14,971
Storskogen Group AB , Class B ............................................. 10,662,708 9,992
38,800
Real Estate (0.3%):
Wihlborgs Fastigheter AB (b) ............................................... 1,558,950 14,229
78,989
Switzerland (6.1%):
Consumer Discretionary (0.6%):
Avolta AG (a) .......................................................... 297,238 17,826
Sportradar Group AG , Class A (a) (b) ......................................... 607,213 10,165
27,991

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Financials (1.1%):
EFG International AG (a) .................................................. 572,682 $ 12,160
Swissquote Group Holding SA , Registered Shares ............................... 68,611 34,090
46,250
Health Care (1.0%):
Galenica AG (d) ........................................................ 210,866 24,013
Siegfried Holding AG , Registered Shares (a) .................................... 119,878 11,374
Ypsomed Holding AG , Registered Shares (b) .................................... 24,517 8,597
43,984
Industrials (2.1%):
Accelleron Industries AG ................................................. 312,215 28,227
Adecco Group AG ...................................................... 585,957 14,097
DKSH Holding AG ..................................................... 205,461 15,123
Sulzer AG , Registered Shares .............................................. 155,328 32,572
90,019
Information Technology (0.5%):
Temenos AG , Registered Shares ............................................ 255,320 22,383
Real Estate (0.8%):
PSP Swiss Property AG , Registered Shares ..................................... 163,530 32,477
263,104
United Kingdom (11.9%):
Consumer Discretionary (2.4%):
Berkeley Group Holdings PLC ............................................. 250,433 11,470
Currys PLC ........................................................... 12,536,065 20,757
Entain PLC ........................................................... 1,553,023 11,665
Games Workshop Group PLC .............................................. 71,994 17,017
Inchcape PLC ......................................................... 1,587,576 15,832
Trainline PLC (a) (d) ..................................................... 3,856,471 11,650
Watches of Switzerland Group PLC (a) (d) ...................................... 2,280,308 13,668
102,059
Consumer Staples (0.4%):
Cranswick PLC ........................................................ 260,396 18,042
Energy (0.6%):
Harbour Energy PLC .................................................... 6,094,930 24,232
Financials (2.0%):
ICG PLC ............................................................. 577,368 11,840
Lancashire Holdings Ltd. ................................................. 2,106,938 16,367
Marex Group PLC ...................................................... 494,607 22,049
OSB Group PLC ....................................................... 2,238,257 15,569
St James's Place PLC .................................................... 1,367,943 21,581
87,406
Health Care (0.6%):
Convatec Group PLC (d) .................................................. 5,294,604 15,270
Genus PLC ........................................................... 356,499 11,303
26,573
Industrials (2.8%):
Babcock International Group PLC ........................................... 1,778,581 27,608
Balfour Beatty PLC ..................................................... 2,830,135 28,650
easyJet PLC ........................................................... 2,558,445 11,902
Howden Joinery Group PLC ............................................... 1,202,245 12,732
IMI PLC ............................................................. 495,913 16,868
Mitie Group PLC ....................................................... 5,885,704 13,242
Serco Group PLC ....................................................... 3,212,603 12,171
123,173
Information Technology (0.6%):
Computacenter PLC ..................................................... 425,453 17,051

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Softcat PLC ........................................................... 591,451 $ 9,665
26,716
Materials (0.9%):
Endeavour Mining PLC .................................................. 686,529 41,170
Real Estate (1.1%):
LondonMetric Property PLC ............................................... 7,152,275 17,274
The British Land Co. PLC ................................................ 3,098,018 14,653
Tritax Big Box REIT PLC ................................................. 7,383,408 13,904
45,831
Utilities (0.5%):
Drax Group PLC ....................................................... 1,926,241 22,760
517,962
United States (0.6%):
Consumer Discretionary (0.3%):
Nexteer Automotive Group Ltd. ............................................ 18,381,000 12,015
Health Care (0.3%):
Kiniksa Pharmaceuticals International PLC , Class A (a) ............................ 332,730 16,021
28,036
Total Common Stocks (Cost $3,026,153) 4,218,584
Exchange-Traded Funds (0.8%)
United States (0.8%):
Vanguard FTSE Developed Markets ETF ...................................... 510,352 32,703
Total Exchange-Traded Funds (Cost $31,780) 32,703
Collateral for Securities Loaned (7.4%)^
United States (7.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (e) ........ 80,344,290 80,345
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (e) ............ 80,483,711 80,484
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (e) ............... 80,344,290 80,344
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (e) . 80,344,290 80,344
Total Collateral for Securities Loaned (Cost $321,517) 321,517
Total Investments (Cost $3,379,450) — 105.4% 4,572,804
Liabilities in excess of other assets — (5.4)% (234,349)
NET ASSETS - 100.00% $ 4,338,455
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rounds to less than $1 thousand.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$204,136 (thousands) and amounted to 4.7% of net assets.
(e) Rate disclosed is the daily yield on March 31, 2026.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.8%)
Communication Services (8.3%):
Alphabet, Inc., Class C ................................................... 65,929 $ 18,912
Match Group, Inc. ...................................................... 15,920 489
Meta Platforms, Inc., Class A .............................................. 4,352 2,490
Millicom International Cellular SA .......................................... 34,557 2,590
The New York Times Co., Class A ........................................... 5,298 443
The Walt Disney Co. .................................................... 9,215 888
Verizon Communications, Inc. .............................................. 78,240 3,928
29,740
Communications Equipment (1.6%):
Arista Networks, Inc.(a) .................................................. 9,301 1,142
Cisco Systems, Inc. ..................................................... 41,993 3,258
F5, Inc.(a) ............................................................ 4,516 1,307
5,707
Consumer Discretionary (7.2%):
Amazon.com, Inc.(a) .................................................... 23,637 4,923
Aptiv PLC(a) .......................................................... 5,428 377
Booking Holdings, Inc. ................................................... 410 1,726
Deckers Outdoor Corp.(a) ................................................. 16,650 1,666
eBay, Inc. ............................................................ 21,315 1,940
Expedia Group, Inc. ..................................................... 17,453 4,030
General Motors Co. ..................................................... 28,599 2,131
Las Vegas Sands Corp. ................................................... 25,984 1,400
PulteGroup, Inc. ........................................................ 9,981 1,174
Ralph Lauren Corp., Class A ............................................... 11,572 3,981
Tapestry, Inc. .......................................................... 4,716 665
The TJX Cos., Inc. ...................................................... 2,398 383
Ulta Beauty, Inc.(a) ..................................................... 2,670 1,396
25,792
Consumer Staples (5.2%):
Altria Group, Inc. ....................................................... 73,535 4,853
Casey's General Stores, Inc. ............................................... 5,463 3,976
Coca-Cola Consolidated, Inc. .............................................. 11,792 2,261
Dollar General Corp. .................................................... 11,063 1,314
Monster Beverage Corp.(a) ................................................ 4,155 301
Philip Morris International, Inc. ............................................. 12,347 2,041
Sysco Corp. ........................................................... 18,562 1,324
The Kroger Co. ........................................................ 28,274 2,046
U.S. Foods Holding Corp.(a) ............................................... 6,664 614
18,730
Electronic Equipment, Instruments & Components (3.0%):
Amphenol Corp., Class A ................................................. 34,799 4,397
Fabrinet(a) ............................................................ 6,270 3,270
Jabil, Inc. ............................................................ 10,939 2,906
10,573
Energy (3.1%):
Baker Hughes Co., Class A ................................................ 32,514 1,985
EOG Resources, Inc. .................................................... 36,777 5,317
TechnipFMC PLC ...................................................... 55,581 3,842
11,144
Financials (13.9%):
Affiliated Managers Group, Inc. ............................................ 13,271 3,672
Ameriprise Financial, Inc. ................................................. 6,566 2,918
Assurant, Inc. ......................................................... 8,133 1,771
FirstCash Holdings, Inc. .................................................. 10,587 1,990
Globe Life, Inc. ........................................................ 13,548 1,885
Interactive Brokers Group, Inc., Class A ....................................... 55,124 3,697
JPMorgan Chase & Co. .................................................. 17,934 5,275

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
NU Holdings Ltd., Class A(a) .............................................. 59,126 $ 850
PayPal Holdings, Inc. .................................................... 56,355 2,549
Popular, Inc. .......................................................... 27,486 3,688
Raymond James Financial, Inc. ............................................. 9,447 1,368
Synchrony Financial ..................................................... 54,075 3,678
The Allstate Corp. ...................................................... 20,646 4,281
The Bank of New York Mellon Corp. ......................................... 15,209 1,804
The Goldman Sachs Group, Inc. ............................................ 2,982 2,523
The Hartford Insurance Group, Inc. .......................................... 12,803 1,731
The PNC Financial Services Group, Inc. ...................................... 9,509 1,979
The Progressive Corp. ................................................... 2,525 501
Travel + Leisure Co. ..................................................... 4,956 1,446
Wells Fargo & Co. ...................................................... 24,821 1,976
49,582
Health Care (12.7%):
AbbVie, Inc. .......................................................... 13,685 2,976
BrightSpring Health Services, Inc.(a) ......................................... 61,326 2,613
Bristol-Myers Squibb Co. ................................................. 55,512 3,367
Cardinal Health, Inc. .................................................... 1,218 257
Cencora , Inc. .......................................................... 10,722 3,368
Eli Lilly & Co. ......................................................... 7,686 7,069
Exelixis , Inc.(a) ........................................................ 30,395 1,304
Gilead Sciences, Inc. .................................................... 14,561 2,029
Halozyme Therapeutics, Inc.(a) ............................................. 23,974 1,549
HCA Healthcare, Inc. .................................................... 9,071 4,293
Johnson & Johnson ..................................................... 9,902 2,420
McKesson Corp. ....................................................... 4,705 4,072
Merck & Co., Inc. ...................................................... 18,152 2,184
Novartis AG, ADR ...................................................... 7,482 1,143
ResMed, Inc. .......................................................... 939 211
Tenet Healthcare Corp.(a) ................................................. 2,454 463
The Cigna Group ....................................................... 6,265 1,671
The Ensign Group, Inc. ................................................... 14,047 2,831
Universal Health Services, Inc., Class B ....................................... 8,360 1,496
45,316
Industrials (7.1%):
Allegion PLC ......................................................... 1,392 202
Comfort Systems USA, Inc. ............................................... 2,750 3,792
Delta Air Lines, Inc. ..................................................... 41,782 2,778
EMCOR Group, Inc. .................................................... 3,280 2,422
Federal Signal Corp. ..................................................... 16,238 1,756
Ferguson Enterprises, Inc. ................................................. 3,874 904
GE Vernova , Inc. ....................................................... 1,987 1,734
Leidos Holdings, Inc. .................................................... 7,591 1,181
Lockheed Martin Corp. ................................................... 4,499 2,719
Mueller Industries, Inc. ................................................... 14,336 1,588
Owens Corning ........................................................ 13,939 1,509
Quanta Services, Inc. .................................................... 955 524
Trane Technologies PLC .................................................. 4,168 1,737
United Airlines Holdings, Inc.(a) ............................................ 27,674 2,548
25,394
IT Services (1.6%):
Cognizant Technology Solutions Corp., Class A ................................. 27,116 1,664
GoDaddy, Inc., Class A(a) ................................................. 21,353 1,765
International Business Machines Corp. ........................................ 10,092 2,446
5,875
Materials (3.7%):
Avery Dennison Corp. ................................................... 9,482 1,637
CF Industries Holdings, Inc. ............................................... 35,833 4,652
CRH PLC ............................................................ 5,610 590
Newmont Corp. ........................................................ 29,420 3,185

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Nucor Corp. ........................................................... 4,672 $ 790
Royal Gold, Inc. ........................................................ 6,790 1,728
Steel Dynamics, Inc. ..................................................... 4,578 824
13,406
Real Estate (0.6%):
CBRE Group, Inc., Class A(a) .............................................. 11,291 1,529
VICI Properties, Inc., Class A .............................................. 25,213 689
2,218
Semiconductors & Semiconductor Equipment (12.6%):
Broadcom, Inc. ........................................................ 21,470 6,645
KLA Corp. ........................................................... 3,673 5,408
Lam Research Corp. ..................................................... 602 129
NVIDIA Corp. ......................................................... 161,078 28,092
QUALCOMM, Inc. ..................................................... 1,609 207
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 13,132 4,438
44,919
Software (7.6%):
Adobe, Inc.(a) ......................................................... 14,444 3,511
Microsoft Corp. ........................................................ 57,482 21,278
Salesforce, Inc. ........................................................ 13,080 2,442
27,231
Technology Hardware, Storage & Peripherals (7.9%):
Apple, Inc. ........................................................... 109,491 27,788
NetApp, Inc. .......................................................... 6,180 633
28,421
Utilities (1.7%):
Edison International ..................................................... 35,398 2,590
National Fuel Gas Co. ................................................... 22,658 2,129
NRG Energy, Inc. ....................................................... 8,298 1,213
5,932
Total Common Stocks (Cost $219,959)
a
a
a
349,980
Exchange-Traded Funds (2.0%)
State Street Real Estate Select Sector SPDR ETF ................................ 172,251 7,033
Total Exchange-Traded Funds (Cost $7,190)
a
a
a
7,033
Total Investments (Cost $227,149) — 99.8% 357,013
Other assets in excess of liabilities —  0.2% 777
NET ASSETS - 100.00% $ 357,790
At March 31, 2026, the Fund's investments in foreign securities were 6.4% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Fund for Income

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (1.8%)
Agency CMO Other (1.8%):
Government National Mortgage Association ....................................
Series 2001-10 , Class PE , 6 .50% , 3/16/31 , Callable 4/16/26 @ 100 ............... $ 26 $ 26
Series 2005-74 , Class HB , 7 .50% , 9/16/35 ................................. — (a) — (a)
Series 2005-74 , Class HC , 7 .50% , 9/16/35 ................................. 10 10
Series 2011-166 , Class NT , 7 .75% , 11/20/31 (b) ............................. 196 195
Series 2012-106 , Class JM , 7 .32% , 10/20/34 (b) ............................. 162 169
Series 2012-30 , Class WB , 6 .84% , 11/20/39 (b) .............................. 360 370
Series 2013-190 , Class KT , 8 .21% , 9/20/30 (b) .............................. 32 33
Series 2013-51 , Class BL , 6 .03% , 4/20/34 (b) ............................... 486 497
Series 2013-64 , Class KY , 6 .49% , 12/20/38 (b) .............................. 205 210
Series 2013-70 , Class KP , 6 .79% , 2/20/39 (b) ............................... 265 271
Series 2014-69 , Class W , 7 .23% , 11/20/34 (b) ............................... 61 65
Series 2014-74 , Class PT , 7 .31% , 5/16/44 (b) ............................... 9 10
Series 2015-103 , Class B , 6 .93% , 1/20/40 (b) ............................... 1,282 1,353
Series 2015-77 , Class PT , 6 .96% , 6/20/39 (b) ............................... 90 93
Series 2019-22 , Class PT , 7 .90% , 2/20/49 (b) ............................... 814 843
Series 2021-1 , Class WT , 7 .93% , 1/20/51 (b) ................................ 909 949
Series 2023-186 , Class BT , 8 .00% , 9/20/31 ................................ 744 784
5,878
Total Collateralized Mortgage Obligations (Cost $6,205)
a
a
a
5,878
U.S. Government Agency Mortgages (67.8%)
Single Family Pass-throughs (67.1%):
Government National Mortgage Association
6 .50% , 4/15/26 - 2/20/41 ............................................. 51,111 53,554
7 .00% , 6/20/26 - 5/20/39 ............................................. 27,615 28,864
7 .50% , 8/15/26 - 12/20/38 ............................................. 9,368 9,705
8 .00% , 7/15/27 - 4/15/38 ............................................. 7,078 7,361
6 .13% , 6/20/28 - 9/20/28 ............................................. 38 39
6 .00% , 8/15/28 - 2/20/49 ............................................. 57,732 60,404
6 .28% , 10/20/28 - 9/20/29 ............................................. 142 143
6 .10% , 5/20/29 - 7/20/31 ............................................. 149 149
7 .30% , 4/20/30 - 2/20/31 ............................................. 77 77
9 .00% , 5/15/30 - 9/15/30 ............................................. 89 94
8 .50% , 6/15/31 - 7/15/32 ............................................. 347 366
6 .49% , 8/20/31 - 3/20/32 ............................................. 319 325
5 .50% , 3/20/32 - 11/15/45 ............................................. 46,511 48,058
7 .75% , 9/15/33 .................................................... 280 281
4 .50% , 12/15/33 - 5/15/41 ............................................. 5,111 5,084
5 .00% , 1/20/34 - 2/20/42 ............................................. 11,523 11,713
4 .00% , 8/15/41 .................................................... 350 337
226,554
Multi-Family Pass-throughs (0.8%):
Government National Mortgage Association
6 .50% , 5/15/29 - 5/20/32 ............................................. 2,166 2,269
7 .50% , 2/20/31 - 2/15/35 ............................................. 247 258
8 .00% , 8/15/31 .................................................... 99 99
2,626
Total U.S. Government Agency Mortgages (Cost $239,735)
a
a
a
229,180
U.S. Treasury Obligations (29.8%)
U.S. Treasury Bills , 3 .60% , 6/11/26 (c) ........................................ 32,374 32,144
U.S. Treasury Bonds
6 .13% , 8/15/29 .................................................... 31,749 34,000
6 .25% , 5/15/30 .................................................... 31,676 34,476
Total U.S. Treasury Obligations (Cost $101,279)
a
a
a
100,620

Victory Portfolios
Victory Fund for Income

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Investment Companies (0.0%)(d)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares , 3 .78% (c) ........... 100,297 $ 100
Total Investment Companies (Cost $100)
a
a
a
100
Total Investments (Cost $347,319) — 99.4% 335,778
Other assets in excess of liabilities —  0.6% 2,139
NET ASSETS - 100.00% $ 337,917
(a) Rounds to less than $1 thousand.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(c) Rate represents the effective yield at March 31, 2026.
(d) Amount represents less than 0.05% of net assets.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (68.9%)
Consumer Discretionary (4.0%):
Meritage Homes Corp. , 1 .75% , 5/15/28 ....................................... $ 9,550 $ 9,204
Financials (11.5%):
Barclays Bank PLC , 1 .00% , 2/16/29 ......................................... 8,990 9,024
Capital Southwest Corp. , 5 .13% , 11/15/29 ..................................... 2,620 2,671
Euronet Worldwide, Inc. , 0 .63% , 10/1/30 (a) .................................... 5,450 4,780
Global Payments, Inc. , 1 .50% , 3/1/31 ........................................ 7,988 7,026
HAT Holdings I LLC/HAT Holdings II LLC , 3 .75% , 8/15/28 (a) ...................... 520 740
JPMorgan Chase Financial Co. LLC , 0 .50% , 6/15/27 ............................. 1,760 1,970
26,211
Health Care (5.3%):
BioMarin Pharmaceutical, Inc. , 1 .25% , 5/15/27 ................................. 250 241
Dexcom, Inc. , 0 .38% , 5/15/28 .............................................. 1,500 1,386
Envista Holdings Corp. , 1 .75% , 8/15/28 ....................................... 9,050 8,993
Zoetis, Inc. , 0 .25% , 6/15/29 (a) ............................................. 1,325 1,317
11,937
Industrials (8.4%):
Parsons Corp. , 2 .63% , 3/1/29 .............................................. 7,250 7,175
Uber Technologies, Inc. , 0 .88% , 12/1/28 ...................................... 9,810 11,849
19,024
Information Technology (4.3%):
Akamai Technologies, Inc. , 1 .13% , 2/15/29 .................................... 1,715 1,959
ON Semiconductor Corp. , 5/1/27 (b) ......................................... 735 947
Vishay Intertechnology, Inc. , 2 .25% , 9/15/30 ................................... 5,840 5,604
Western Digital Corp. , 3 .00% , 11/15/28 ....................................... 180 1,287
9,797
Real Estate (15.2%):
Boston Properties LP , 2 .00% , 10/1/30 (a) ...................................... 1,750 1,593
COPT Defense Properties LP , 5 .25% , 9/15/28 (a) ................................. 2,250 2,632
Digital Realty Trust LP , 1 .88% , 11/15/29 (a) .................................... 3,225 3,410
Federal Realty OP LP , 3 .25% , 1/15/29 (a) ...................................... 2,880 2,951
Kite Realty Group LP , 0 .75% , 4/1/27 (a) ....................................... 3,455 3,712
Rexford Industrial Realty LP
4 .38% , 3/15/27 (a) .................................................. 640 638
4 .13% , 3/15/29 (a) .................................................. 1,669 1,639
Ventas Realty LP , 3 .75% , 6/1/26 ............................................ 4,220 6,279
Welltower OP LLC
2 .75% , 5/15/28 (a) .................................................. 4,920 10,243
3 .13% , 7/15/29 (a) .................................................. 860 1,363
34,460
Utilities (20.2%):
Alliant Energy Corp. , 3 .25% , 5/30/28 (a) ...................................... 4,975 5,273
American Water Capital Corp. , 3 .63% , 6/15/26 .................................. 6,060 6,049
CenterPoint Energy, Inc.
4 .25% , 8/15/26 .................................................... 4,245 5,038
3 .00% , 8/1/28 (a) ................................................... 665 703
2 .88% , 5/15/29 (a) .................................................. 690 694
CMS Energy Corp.
3 .38% , 5/1/28 ..................................................... 2,855 3,225
3 .13% , 5/1/31 (a) ................................................... 1,760 1,807
Duke Energy Corp. , 3 .00% , 3/15/29 (a) ........................................ 3,410 3,423
Evergy, Inc. , 4 .50% , 12/15/27 .............................................. 2,520 3,400
Exelon Corp. , 3 .25% , 3/15/29 (a) ............................................ 1,045 1,080
PPL Capital Funding, Inc. , 2 .88% , 3/15/28 ..................................... 6,755 7,912
The Southern Co. , 4 .50% , 6/15/27 ........................................... 1,590 1,765

Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
WEC Energy Group, Inc.
4 .38% , 6/1/27 ..................................................... $ 1,680 $ 2,027
4 .38% , 6/1/29 (c) ................................................... 2,680 3,317
45,713
Total Convertible Corporate Bonds (Cost $146,781)
a
a
a
156,346
Shares
Convertible Preferred Stocks (29.9%)
Financials (18.8%):
Apollo Global Management, Inc. , 6 .75% , 7/31/26 ................................ 95,330 5,573
Ares Management Corp. , Series B , 6 .75% , 10/1/27 ............................... 197,585 7,149
Bank of America Corp. , Series L , 7 .25% (d) .................................... 9,850 11,737
KKR & Co., Inc. , Series D , 6 .25% , 3/1/28 ..................................... 196,195 7,891
Wells Fargo & Co. , Series L , 7 .50% (d) ........................................ 8,904 10,284
42,634
Industrials (0.3%):
The Boeing Co. , 6 .00% , 10/15/27 ........................................... 10,000 649
Information Technology (0.1%):
Oracle Corp. , Series D , 6 .50% , 1/15/29 ....................................... 5,100 230
Materials (1.5%):
Albemarle Corp. , 7 .25% , 3/1/27 ............................................ 47,050 3,380
Utilities (9.2%):
NextEra Energy, Inc.
7 .30% , 6/1/27 ..................................................... 151,420 8,477
7 .23% , 11/1/27 ..................................................... 76,919 4,041
The Southern Co. , Series A , 7 .13% , 12/15/28 ................................... 161,735 8,313
20,831
Total Convertible Preferred Stocks (Cost $70,319)
a
a
a
67,724
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (e) ........ 846,813 846
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (e) ............ 846,813 847
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (e) ............... 846,813 847
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (e) . 846,813 847
Total Collateral for Securities Loaned (Cost $3,387)
a
a
a
3,387
Total Investments (Cost $220,487) — 100.3% 227,457
Liabilities in excess of other assets —  (0.3)% (759)
NET ASSETS - 100.00% $ 226,698
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$47,998 (thousands) and amounted to 21.2% of net assets.
(b) Zero-coupon bond.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on March 31, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.3%)
Consumer Discretionary (11.5%):
AutoZone, Inc.(a) ....................................................... 65,500 $ 221,245
BorgWarner, Inc. ....................................................... 3,099,000 168,152
Expedia Group, Inc. ..................................................... 640,000 147,770
Hilton Worldwide Holdings, Inc. ............................................ 555,000 168,764
Lowe's Cos., Inc. ....................................................... 1,165,000 275,266
Penske Automotive Group, Inc. ............................................. 1,195,000 178,676
Texas Roadhouse, Inc., Class A ............................................. 1,165,000 192,388
TopBuild Corp.(a) ...................................................... 570,000 200,241
Williams-Sonoma, Inc. ................................................... 985,000 179,595
1,732,097
Consumer Staples (7.5%):
Archer-Daniels-Midland Co. ............................................... 3,475,000 252,598
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 1,655,000 162,885
Casey's General Stores, Inc. ............................................... 247,500 180,145
The Estee Lauder Cos., Inc., Class A ......................................... 2,250,000 161,483
U.S. Foods Holding Corp.(a) ............................................... 4,030,000 371,606
1,128,717
Energy (7.2%):
Baker Hughes Co., Class A ................................................ 2,470,000 150,794
Chord Energy Corp. ..................................................... 1,350,000 191,943
Coterra Energy, Inc. ..................................................... 2,280,000 80,119
Devon Energy Corp. ..................................................... 5,420,000 272,734
Expand Energy Corp. .................................................... 1,970,000 216,267
SLB Ltd. ............................................................. 3,490,000 179,351
1,091,208
Financials (9.4%):
American Financial Group, Inc. ............................................. 1,415,000 180,710
LPL Financial Holdings, Inc. ............................................... 220,000 66,183
Old Republic International Corp. ............................................ 4,625,000 184,537
Raymond James Financial, Inc. ............................................. 1,610,000 233,112
The Hartford Insurance Group, Inc. .......................................... 1,930,000 260,994
Truist Financial Corp. .................................................... 5,815,000 267,315
Willis Towers Watson PLC ................................................ 765,000 222,385
1,415,236
Health Care (7.9%):
IQVIA Holdings, Inc.(a) .................................................. 900,000 153,486
Labcorp Holdings, Inc. ................................................... 1,435,000 382,872
Molina Healthcare, Inc.(a) ................................................ 1,505,000 200,617
Quest Diagnostics, Inc. ................................................... 1,287,000 252,226
Revvity, Inc.(b) ........................................................ 2,215,000 194,056
1,183,257
Industrials (21.8%):
AGCO Corp. .......................................................... 1,350,000 156,424
CACI International, Inc., Class A(a) ......................................... 342,000 186,003
Carrier Global Corp. ..................................................... 3,680,000 207,221
CSX Corp. ............................................................ 7,105,000 291,660
FTI Consulting, Inc.(a) ................................................... 1,160,000 205,053
Hubbell, Inc., Class B .................................................... 500,000 245,370
IDEX Corp. ........................................................... 1,085,000 205,662
Knight-Swift Transportation Holdings, Inc., Class A .............................. 4,095,000 235,790
L3Harris Technologies, Inc. ............................................... 550,000 189,832
Landstar System, Inc. .................................................... 770,000 123,439
Lincoln Electric Holdings, Inc. ............................................. 1,045,000 260,289
Regal Rexnord Corp. .................................................... 1,045,000 195,687
Republic Services, Inc., Class A ............................................ 755,000 165,360
StandardAero, Inc.(a) .................................................... 6,890,000 177,969
The Toro Co. .......................................................... 2,170,000 202,765

Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 1,900,000 $ 227,050
3,275,574
Information Technology (9.6%):
Akamai Technologies, Inc.(a) .............................................. 1,755,000 201,562
CDW Corp. ........................................................... 945,000 114,364
Check Point Software Technologies Ltd.(a) .................................... 630,000 89,996
F5, Inc.(a) ............................................................ 460,000 133,092
Keysight Technologies, Inc.(a) ............................................. 900,000 254,133
Microchip Technology, Inc. ................................................ 4,040,000 261,024
MKS, Inc. ............................................................ 480,000 110,309
Trimble, Inc.(a) ........................................................ 2,366,000 154,334
Zebra Technologies Corp.(a) ............................................... 580,000 121,266
1,440,080
Materials (10.6%):
Amrize Ltd.(a) ......................................................... 2,750,000 154,055
AptarGroup, Inc. ....................................................... 1,745,000 219,905
CF Industries Holdings, Inc. ............................................... 1,070,000 138,929
DuPont de Nemours, Inc. ................................................. 4,450,000 203,810
Franco-Nevada Corp. .................................................... 345,000 85,232
Packaging Corp. of America ............................................... 1,400,000 297,108
RPM International, Inc. .................................................. 2,735,350 271,894
Steel Dynamics, Inc. ..................................................... 1,215,000 218,700
1,589,633
Real Estate (6.1%):
Camden Property Trust ................................................... 1,876,000 183,210
Equity LifeStyle Properties, Inc. ............................................ 3,580,000 223,464
Lamar Advertising Co., Class A ............................................. 2,100,000 265,986
NNN REIT, Inc. ........................................................ 5,905,000 248,187
920,847
Utilities (5.7%):
Alliant Energy Corp. .................................................... 4,825,000 346,242
American Water Works Co., Inc. ............................................ 1,730,000 235,436
CMS Energy Corp. ...................................................... 3,600,000 279,288
860,966
Total Common Stocks (Cost $12,203,547)
a
a
a
14,637,615
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(d) ........ 56,225 57
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.56%(d) ............ 56,225 56
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(d) ............... 56,225 56
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.57%(d) . 56,225 56
Total Collateral for Securities Loaned (Cost $225)
a
a
a
225
Total Investments (Cost $12,203,772) — 97.3% 14,637,840
Other assets in excess of liabilities —  2.7% 411,637
NET ASSETS - 100.00% $ 15,049,477
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.4%)
Communication Services (1.2%):
Madison Square Garden Sports Corp.(a) ....................................... 167,000 $ 53,674
Consumer Discretionary (9.5%):
Boyd Gaming Corp. ..................................................... 575,000 47,253
Capri Holdings Ltd.(a) ................................................... 1,165,000 20,527
Cavco Industries, Inc.(a) .................................................. 56,000 27,120
Dorman Products, Inc.(a) ................................................. 285,000 29,743
Graham Holdings Co., Class B ............................................. 15,000 15,859
Mobileye Global, Inc., Class A(a) ........................................... 2,275,000 15,629
OneSpaWorld Holdings Ltd. ............................................... 2,560,000 58,752
Phinia , Inc. ........................................................... 450,000 30,798
Pursuit Attractions and Hospitality, Inc.(a) ..................................... 985,000 36,081
Stride, Inc.(a) .......................................................... 445,000 39,236
The Gap, Inc. .......................................................... 2,485,000 60,137
Visteon Corp. .......................................................... 465,000 42,366
423,501
Consumer Staples (5.8%):
Central Garden & Pet Co., Class A(a) ........................................ 1,141,000 36,991
Dole PLC ............................................................ 3,560,000 50,872
Interparfums , Inc. ....................................................... 210,000 19,077
PriceSmart , Inc. ........................................................ 230,000 34,615
Sprouts Farmers Market, Inc.(a) ............................................ 295,000 22,753
The Andersons, Inc. ..................................................... 520,000 37,326
The Chefs' Warehouse, Inc.(a) .............................................. 945,000 56,180
257,814
Energy (8.0%):
California Resources Corp. ................................................ 1,005,000 69,566
Gulfport Energy Corp.(a) ................................................. 282,000 59,663
Helmerich & Payne, Inc. .................................................. 945,000 34,048
Magnolia Oil & Gas Corp., Class A .......................................... 1,890,000 59,667
Matador Resources Co. ................................................... 685,000 43,278
Select Water Solutions, Inc., Class A ......................................... 1,925,000 29,453
Weatherford International PLC ............................................. 610,000 57,694
353,369
Financials (22.8%):
Axis Capital Holdings Ltd. ................................................ 221,000 22,412
Banner Corp. .......................................................... 500,000 30,340
Bowhead Specialty Holdings, Inc.(a) ......................................... 1,145,000 25,682
Cohen & Steers, Inc. .................................................... 402,000 25,145
Federated Hermes, Inc., Class B ............................................ 820,000 46,502
FirstCash Holdings, Inc. .................................................. 270,000 50,760
Glacier Bancorp, Inc. .................................................... 875,000 39,086
Heritage Financial Corp.(b) ................................................ 1,825,000 47,450
Lazard, Inc., Class A ..................................................... 1,265,000 53,737
NCR Atleos Corp.(a) .................................................... 1,165,000 50,771
Old National Bancorp .................................................... 3,110,000 68,731
Renasant Corp. ........................................................ 1,965,000 70,996
ServisFirst Bancshares, Inc. ............................................... 630,000 45,883
SiriusPoint Ltd.(a) ...................................................... 2,520,000 54,281
SouthState Bank Corp. ................................................... 635,000 58,750
Stifel Financial Corp. .................................................... 625,000 46,200
Stock Yards Bancorp, Inc. ................................................. 690,000 45,740
Towne Bank .......................................................... 1,420,000 47,811
UMB Financial Corp. .................................................... 560,000 63,163
United Bankshares , Inc. .................................................. 1,800,000 74,556
Wintrust Financial Corp. .................................................. 335,000 46,545
1,014,541
Health Care (7.1%):
Charles River Laboratories International, Inc.(a) ................................. 364,000 62,790
Chemed Corp. ......................................................... 88,000 33,241

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Envista Holdings Corp.(a) ................................................. 1,550,000 $ 39,323
Ligand Pharmaceuticals, Inc.(a) ............................................. 200,000 39,930
Pediatrix Medical Group, Inc.(a) ............................................ 2,630,000 56,256
QIAGEN NV .......................................................... 1,000,000 40,040
The Ensign Group, Inc. ................................................... 206,000 41,509
313,089
Industrials (20.2%):
Alamo Group, Inc. ...................................................... 260,000 42,892
Donaldson Co., Inc. ..................................................... 440,000 37,343
Ducommun, Inc.(a) ..................................................... 235,000 28,670
Esab Corp. ............................................................ 325,000 31,415
Franklin Electric Co., Inc. ................................................. 480,000 44,242
Gates Industrial Corp. PLC(a) .............................................. 1,515,000 34,254
GXO Logistics, Inc.(a) ................................................... 825,000 42,776
Hayward Holdings, Inc.(a) ................................................ 4,075,000 54,524
Hub Group, Inc., Class A ................................................. 1,545,000 55,682
JBT Marel Corp. ....................................................... 311,000 39,768
Lyft, Inc., Class A(a) .................................................... 2,260,000 30,058
McGrath RentCorp ...................................................... 590,000 65,065
MSA Safety, Inc. ....................................................... 315,000 51,644
MSC Industrial Direct Co., Inc., Class A ...................................... 615,000 56,746
Mueller Industries, Inc. ................................................... 202,000 22,382
Simpson Manufacturing Co., Inc. ........................................... 305,000 52,344
The Gorman-Rupp Co. ................................................... 565,000 35,103
The Timken Co. ........................................................ 650,000 65,370
Watts Water Technologies, Inc., Class A ....................................... 100,000 29,029
Werner Enterprises, Inc. .................................................. 1,625,000 47,791
WillScot Holdings Corp. .................................................. 1,605,000 27,863
894,961
Information Technology (9.6%):
Cohu , Inc.(a) .......................................................... 1,565,000 47,920
Crane NXT Co.(c) ...................................................... 715,000 29,022
FormFactor , Inc.(a) ..................................................... 232,000 22,502
Ingram Micro Holding Corp.(c) ............................................. 2,555,000 59,557
Littelfuse , Inc. ......................................................... 109,000 36,989
Photronics , Inc.(a) ...................................................... 1,320,000 53,341
Plexus Corp.(a) ........................................................ 180,000 36,457
Ralliant Corp. ......................................................... 680,000 28,281
Tower Semiconductor Ltd.(a) .............................................. 95,000 16,671
Viavi Solutions, Inc.(a) ................................................... 590,000 19,635
Vishay Intertechnology , Inc. ............................................... 1,340,000 24,120
Vontier Corp. .......................................................... 1,465,000 51,964
426,459
Materials (8.4%):
Commercial Metals Co. .................................................. 780,000 47,915
Eagle Materials, Inc. ..................................................... 155,000 29,365
H.B. Fuller Co. ........................................................ 815,000 50,269
Innospec, Inc. ......................................................... 625,000 45,637
Louisiana-Pacific Corp. .................................................. 468,000 34,047
Quaker Chemical Corp. .................................................. 230,000 28,573
Sensient Technologies Corp. ............................................... 416,000 35,959
Silgan Holdings, Inc. .................................................... 730,000 28,324
Titan America SA(a)(c) ................................................... 2,615,000 39,173
Warrior Met Coal, Inc. ................................................... 350,000 32,603
371,865
Real Estate (3.9%):
Apple Hospitality REIT, Inc. ............................................... 3,630,000 41,781
Four Corners Property Trust, Inc. ............................................ 2,425,000 57,351
Rayonier, Inc. ......................................................... 1,229,000 25,342
Ryman Hospitality Properties, Inc. ........................................... 535,000 49,365
173,839

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Utilities (1.9%):
H2O America(c) ....................................................... 360,000 $ 21,121
IDACORP, Inc.(c) ...................................................... 450,000 64,337
85,458
Total Common Stocks (Cost $3,751,420)
a
a
a
4,368,570
Collateral for Securities Loaned (2.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(d) ........ 22,435,550 22,435
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.56%(d) ............ 22,435,550 22,435
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(d) ............... 22,435,550 22,436
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.57%(d) . 22,435,550 22,436
Total Collateral for Securities Loaned (Cost $89,742)
a
a
a
89,742
Total Investments (Cost $3,841,162) — 100.4% 4,458,312
Liabilities in excess of other assets —  (0.4)% (15,743)
NET ASSETS - 100.00% $ 4,442,569
At March 31, 2026, the Fund's investments in foreign securities were 7.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
6/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Heritage Financial Corp. .... $ 41,958 $ 8,299 $ (5,890) $ (440) $ 3,523 $ 47,450 1,825,000 $ 1,294 $ —

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.2%)
Banks (16.6%):
Ameris Bancorp ........................................................ 145,330 $ 11,334
FNB Corp. ............................................................ 718,020 12,005
Old National Bancorp .................................................... 432,580 9,560
QCR Holdings, Inc. ..................................................... 49,390 4,220
Renasant Corp. ........................................................ 249,060 8,999
SouthState Bank Corp. ................................................... 128,860 11,922
The Bank of NT Butterfield & Son Ltd. ....................................... 270,100 14,175
UMB Financial Corp. .................................................... 103,544 11,679
United Bankshares , Inc. .................................................. 130,880 5,421
Valley National Bancorp .................................................. 511,450 6,281
95,596
Communication Services (1.1%):
Madison Square Garden Sports Corp.(a) ....................................... 19,540 6,280
Consumer Discretionary (10.8%):
Bath & Body Works, Inc. ................................................. 341,030 6,367
Garrett Motion, Inc. ..................................................... 817,680 14,857
Group 1 Automotive, Inc. ................................................. 16,020 5,297
Mattel, Inc.(a) ......................................................... 465,150 6,759
PVH Corp. ........................................................... 85,350 5,954
Taylor Morrison Home Corp., Class A(a) ...................................... 104,050 6,060
Valvoline, Inc.(a) ....................................................... 296,960 10,001
YETI Holdings, Inc.(a) ................................................... 182,940 6,694
61,989
Consumer Staples (1.0%):
Herbalife Ltd.(a) ....................................................... 388,790 5,723
Energy (8.7%):
Gulfport Energy Corp.(a) ................................................. 44,070 9,324
Northern Oil & Gas, Inc.(b) ............................................... 283,510 8,287
Plains GP Holdings LP, Class A(a) ........................................... 482,250 11,709
Scorpio Tankers, Inc. .................................................... 151,570 11,316
Tidewater, Inc.(a) ....................................................... 115,190 9,624
50,260
Financial Services (1.2%):
Euronet Worldwide, Inc.(a) ................................................ 108,730 7,217
Health Care (6.2%):
Encompass Health Corp. .................................................. 68,890 6,664
Neogen Corp.(a) ....................................................... 6,970 65
Teleflex, Inc. .......................................................... 80,860 9,672
The Ensign Group, Inc. ................................................... 52,740 10,627
The Pennant Group, Inc.(a) ................................................ 276,070 8,414
35,442
Industrials (18.4%):
ArcBest Corp. ......................................................... 85,410 8,401
Atmus Filtration Technologies, Inc. .......................................... 188,740 10,715
Gates Industrial Corp. PLC(a) .............................................. 524,070 11,849
Granite Construction, Inc.(b) ............................................... 76,570 9,179
Hayward Holdings, Inc.(a) ................................................ 414,480 5,546
Helios Technologies, Inc. ................................................. 84,350 5,458
ICF International, Inc. ................................................... 98,190 6,411
Matson, Inc. .......................................................... 84,730 13,891
Terex Corp. ........................................................... 118,630 7,011
The Timken Co. ........................................................ 137,210 13,799
Titan Machinery, Inc.(a) .................................................. 219,830 3,675
V2X, Inc.(a) .......................................................... 141,980 9,726
105,661

Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Information Technology (6.1%):
ACI Worldwide, Inc.(a) .................................................. 175,470 $ 7,196
Belden, Inc. ........................................................... 78,340 8,996
Commvault Systems, Inc.(a) ............................................... 46,770 3,643
Crane NXT Co. ........................................................ 242,730 9,852
Onto Innovation, Inc.(a) .................................................. 25,600 5,250
34,937
Insurance (8.3%):
First American Financial Corp. ............................................. 131,680 7,939
Globe Life, Inc. ........................................................ 120,920 16,829
Hamilton Insurance Group Ltd., Class B ...................................... 48,890 1,458
Primerica, Inc. ......................................................... 41,293 10,343
White Mountains Insurance Group Ltd. ....................................... 5,190 11,402
47,971
Materials (5.5%):
Coeur Mining, Inc.(a) .................................................... 338,780 6,359
Knife River Corp.(a) .................................................... 105,350 8,602
Methanex Corp. ........................................................ 167,510 9,973
Ryerson Holding Corp. ................................................... 296,560 6,667
31,601
Real Estate (7.9%):
COPT Defense Properties ................................................. 274,620 8,403
Four Corners Property Trust, Inc. ............................................ 432,300 10,224
Howard Hughes Holdings, Inc.(a)(b) ......................................... 89,780 5,680
Independence Realty Trust, Inc. ............................................. 312,100 4,647
The St. Joe Co. ........................................................ 259,080 16,270
45,224
Utilities (5.4%):
Black Hills Corp. ....................................................... 183,525 12,738
H2O America(b) ....................................................... 171,160 10,042
New Jersey Resources Corp. ............................................... 150,800 8,282
31,062
Total Common Stocks (Cost $441,323)
a
a
a
558,963
Preferred Stocks (0.1%)
Health Care (0.1%):
WellDoc , Inc.(a)(c) ...................................................... $ 1,587,483 587
Total Preferred Stocks (Cost $1,943)
a
a
a
587
Collateral for Securities Loaned (3.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(d) ........ 4,904,971 4,905
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.56%(d) ............ 4,904,971 4,905
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(d) ............... 4,904,971 4,905
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.57%(d) . 4,904,971 4,905
Total Collateral for Securities Loaned (Cost $19,620)
a
a
a
19,620
Total Investments (Cost $462,886) — 100.7% 579,170
Liabilities in excess of other assets —  (0.7)% (3,866)
NET ASSETS - 100.00% $ 575,304
At March 31, 2026, the Fund's investments in foreign securities were 9.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(d) Rate disclosed is the daily yield on March 31, 2026.

Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.7%)
Consumer Discretionary (5.7%):
Bath & Body Works, Inc. ................................................. 135,730 $ 2,534
Mattel, Inc.(a) ......................................................... 368,890 5,360
PVH Corp. ........................................................... 42,790 2,985
Toll Brothers, Inc. ...................................................... 22,100 3,016
13,895
Consumer Staples (2.6%):
Keurig Dr. Pepper, Inc. ................................................... 84,885 2,235
U.S. Foods Holding Corp.(a) ............................................... 45,660 4,210
6,445
Energy (8.9%):
Baker Hughes Co., Class A ................................................ 88,830 5,423
Expand Energy Corp. .................................................... 34,230 3,758
Noble Corp. PLC ....................................................... 71,330 3,500
Suncor Energy, Inc. ..................................................... 60,730 4,015
Valero Energy Corp. ..................................................... 20,540 5,075
21,771
Financials (20.6%):
Cboe Global Markets, Inc. ................................................ 10,230 2,875
Citizens Financial Group, Inc. .............................................. 42,690 2,560
Euronet Worldwide, Inc.(a) ................................................ 36,540 2,425
Fairfax Financial Holdings Ltd. ............................................. 2,280 3,886
Fidelity National Financial, Inc. ............................................ 58,830 2,729
Globe Life, Inc. ........................................................ 64,510 8,978
KeyCorp ............................................................. 181,500 3,639
London Stock Exchange Group PLC, ADR(a) .................................. 192,190 5,733
MarketAxess Holdings, Inc. ............................................... 51,370 8,475
Prosperity Bancshares, Inc. ................................................ 67,020 4,502
UMB Financial Corp. .................................................... 21,770 2,456
Unum Group .......................................................... 30,760 2,246
50,504
Health Care (9.8%):
CVS Health Corp. ...................................................... 63,470 4,558
Encompass Health Corp. .................................................. 46,740 4,521
Lantheus Holdings, Inc.(a) ................................................ 31,910 2,420
Option Care Health, Inc.(a) ................................................ 116,860 3,146
Teleflex, Inc. .......................................................... 21,390 2,559
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 228,180 6,873
24,077
Industrials (20.9%):
AGCO Corp. .......................................................... 38,680 4,482
AMETEK, Inc. ........................................................ 29,390 6,300
API Group Corp.(a) ..................................................... 91,895 3,724
CACI International, Inc., Class A(a) ......................................... 10,110 5,498
Dover Corp. ........................................................... 24,230 5,051
Leidos Holdings, Inc. .................................................... 25,610 3,983
Maximus, Inc. ......................................................... 48,530 3,111
SS&C Technologies Holdings, Inc. .......................................... 38,030 2,570
TFI International, Inc. .................................................... 43,620 4,738
The Timken Co. ........................................................ 67,320 6,770
WESCO International, Inc. ................................................ 18,400 5,035
51,262
Information Technology (8.1%):
Check Point Software Technologies Ltd.(a) .................................... 26,880 3,840
Commvault Systems, Inc.(a) ............................................... 30,560 2,380
Littelfuse , Inc. ......................................................... 15,000 5,090
Trimble, Inc.(a) ........................................................ 39,240 2,560
Vontier Corp. .......................................................... 64,460 2,286

Victory Portfolios
Victory RS Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Zebra Technologies Corp.(a) ............................................... 17,830 $ 3,728
19,884
Materials (6.7%):
Axalta Coating Systems Ltd.(a) ............................................. 84,370 2,337
Element Solutions, Inc. ................................................... 88,570 3,024
Knife River Corp.(a) .................................................... 47,410 3,871
Methanex Corp. ........................................................ 61,630 3,669
Westlake Corp. ........................................................ 30,170 3,525
16,426
Real Estate (6.3%):
Camden Property Trust ................................................... 19,010 1,857
CubeSmart ........................................................... 69,150 2,534
Equity LifeStyle Properties, Inc. ............................................ 81,210 5,069
NNN REIT, Inc. ........................................................ 139,670 5,870
15,330
Utilities (8.1%):
CenterPoint Energy, Inc. .................................................. 147,450 6,364
FirstEnergy Corp. ....................................................... 145,060 7,349
PPL Corp. ............................................................ 160,450 6,129
19,842
Total Common Stocks (Cost $198,340)
a
a
a
239,436
Total Investments (Cost $198,340) — 97.7% 239,436
Other assets in excess of liabilities —  2.3% 5,609
NET ASSETS - 100.00% $ 245,045
At March 31, 2026, the Fund's investments in foreign securities were 13.4% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (96.3%)
Communication Services (2.5%):
Alphabet, Inc., Class A ................................................... 47,220 $ 13,579
Consumer Discretionary (5.5%):
Amazon.com, Inc.(a) .................................................... 50,790 10,578
Darden Restaurants, Inc. .................................................. 22,790 4,468
Mattel, Inc.(a) ......................................................... 510,500 7,418
Toll Brothers, Inc. ...................................................... 51,610 7,043
29,507
Consumer Staples (5.6%):
Keurig Dr. Pepper, Inc. ................................................... 182,450 4,804
Mondelez International, Inc., Class A ......................................... 135,590 7,815
The Procter & Gamble Co. ................................................ 57,980 8,375
U.S. Foods Holding Corp.(a) ............................................... 99,260 9,153
30,147
Energy (8.4%):
Enterprise Products Partners LP ............................................. 372,150 14,082
Exxon Mobil Corp. ..................................................... 119,660 20,302
Valero Energy Corp. ..................................................... 43,330 10,706
45,090
Financials (22.0%):
Cboe Global Markets, Inc. ................................................ 44,280 12,446
Citigroup, Inc. ......................................................... 132,040 14,975
Corpay , Inc.(a) ......................................................... 43,680 12,710
Fairfax Financial Holdings Ltd. ............................................. 6,220 10,600
JPMorgan Chase & Co. .................................................. 30,200 8,884
KeyCorp ............................................................. 812,590 16,292
London Stock Exchange Group PLC, ADR(a) .................................. 431,250 12,864
MarketAxess Holdings, Inc. ............................................... 44,650 7,366
Rocket Cos., Inc., Class A(a) ............................................... 308,540 4,397
U.S. Bancorp .......................................................... 189,740 9,868
Unum Group .......................................................... 106,340 7,766
118,168
Health Care (16.0%):
AbbVie, Inc. .......................................................... 38,980 8,478
CVS Health Corp. ...................................................... 125,590 9,020
GE HealthCare Technologies, Inc. ........................................... 70,690 5,032
Johnson & Johnson ..................................................... 51,380 12,559
Medtronic PLC ........................................................ 123,940 10,739
Regeneron Pharmaceuticals, Inc. ............................................ 10,880 8,406
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 584,330 17,600
The Cigna Group ....................................................... 52,820 14,090
85,924
Industrials (19.7%):
AMETEK, Inc. ........................................................ 57,320 12,287
CACI International, Inc., Class A(a) ......................................... 16,590 9,023
Dover Corp. ........................................................... 45,630 9,512
Eaton Corp. PLC ....................................................... 30,930 11,063
FedEx Corp. .......................................................... 41,180 14,667
Honeywell International, Inc. .............................................. 59,830 13,523
Leidos Holdings, Inc. .................................................... 48,430 7,532
RTX Corp. ............................................................ 51,582 9,950
SS&C Technologies Holdings, Inc. .......................................... 82,450 5,571
Union Pacific Corp. ..................................................... 53,910 13,080
106,208
Information Technology (7.2%):
Amphenol Corp., Class A ................................................. 36,940 4,667
Analog Devices, Inc. .................................................... 33,990 10,814
Applied Materials, Inc. ................................................... 13,080 4,471
Check Point Software Technologies Ltd.(a) .................................... 63,230 9,032

Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Zebra Technologies Corp.(a) ............................................... 45,700 $ 9,555
38,539
Materials (2.9%):
Newmont Corp. ........................................................ 61,800 6,690
PPG Industries, Inc. ..................................................... 85,190 9,105
15,795
Real Estate (1.8%):
Equity LifeStyle Properties, Inc. ............................................ 155,710 9,719
Utilities (4.7%):
American Electric Power Co., Inc. ........................................... 82,450 10,807
Exelon Corp. .......................................................... 293,490 14,387
25,194
Total Common Stocks (Cost $393,702)
a
a
a
517,870
Total Investments (Cost $393,702) — 96.3% 517,870
Other assets in excess of liabilities —  3.7% 20,076
NET ASSETS - 100.00% $ 537,946
At March 31, 2026, the Fund's investments in foreign securities were 13.4% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.6%)
Banks (6.6%):
Citigroup, Inc. ......................................................... 20,570 $ 2,333
Prosperity Bancshares, Inc. ................................................ 33,890 2,277
4,610
Capital Markets (8.4%):
London Stock Exchange Group PLC, ADR(a) .................................. 75,820 2,262
MarketAxess Holdings, Inc. ............................................... 21,780 3,593
5,855
Communication Services (3.0%):
Alphabet, Inc., Class A ................................................... 7,290 2,096
Consumer Discretionary (6.3%):
Mattel, Inc.(a) ......................................................... 173,290 2,518
Valvoline, Inc.(a) ....................................................... 54,430 1,833
4,351
Energy (9.7%):
Exxon Mobil Corp. ..................................................... 21,110 3,582
Plains GP Holdings LP, Class A(a) ........................................... 128,950 3,131
6,713
Financial Services (3.3%):
Corpay , Inc.(a) ......................................................... 7,950 2,313
Health Care (17.5%):
CVS Health Corp. ...................................................... 44,250 3,178
Encompass Health Corp. .................................................. 19,400 1,877
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 79,390 2,391
The Cigna Group ....................................................... 10,680 2,849
The Pennant Group, Inc.(a) ................................................ 62,570 1,907
12,202
Industrials (16.8%):
Gates Industrial Corp. PLC(a) .............................................. 69,820 1,579
Matson, Inc. .......................................................... 11,560 1,895
TFI International, Inc. .................................................... 15,240 1,656
The Timken Co. ........................................................ 23,470 2,360
Union Pacific Corp. ..................................................... 9,890 2,399
V2X, Inc.(a) .......................................................... 26,470 1,813
11,702
Information Technology (5.9%):
Check Point Software Technologies Ltd.(a) .................................... 15,130 2,161
Crane NXT Co. ........................................................ 48,150 1,955
4,116
Insurance (8.5%):
Globe Life, Inc. ........................................................ 26,560 3,697
Unum Group .......................................................... 30,730 2,244
5,941
Materials (4.7%):
Methanex Corp. ........................................................ 36,350 2,164
Newmont Corp. ........................................................ 9,820 1,063
3,227
Real Estate (4.9%):
The St. Joe Co. ........................................................ 54,480 3,421
Utilities (3.0%):
FirstEnergy Corp. ....................................................... 40,610 2,057
Total Common Stocks (Cost $60,047)
a
a
a
68,604
Total Investments (Cost $60,047) — 98.6% 68,604
Other assets in excess of liabilities —  1.4% 996
NET ASSETS - 100.00% $ 69,600

Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
At March 31, 2026, the Fund's investments in foreign securities were 15.3% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (88.4%)
Australia (15.5%):
Materials (15.5%):
Iluka Resources Ltd. ..................................................... 8,427,807 $ 39,612
Sunrise Energy Metals Ltd. (a) (b) (c) .......................................... 7,318,265 44,927
84,539
Canada (27.9%):
Energy (22.1%):
ARC Resources Ltd. (b) .................................................. 945,540 19,680
Cameco Corp. ......................................................... 43,865 4,771
Keyera Corp. .......................................................... 691,140 26,738
Peyto Exploration & Development Corp. ...................................... 915,708 17,894
Tamarack Valley Energy Ltd. .............................................. 4,301,808 35,568
Tourmaline Oil Corp. .................................................... 336,347 16,100
120,751
Materials (5.8%):
First Quantum Minerals Ltd. (a) ............................................. 262,942 6,288
Ivanhoe Mines Ltd. , Class A (a) ............................................. 686,000 5,864
Nutrien Ltd. ........................................................... 115,533 8,718
West Fraser Timber Co. Ltd. ............................................... 158,854 10,377
31,247
151,998
Chile (1.4%):
Materials (1.4%):
Antofagasta PLC ....................................................... 89,074 3,994
Sociedad Quimica y Minera de Chile SA , ADR (a) ............................... 46,427 3,758
7,752
Norway (2.2%):
Materials (2.2%):
Norsk Hydro ASA ...................................................... 1,116,815 11,912
United States (41.4%):
Energy (15.4%):
Antero Resources Corp. (a) ................................................ 450,868 19,135
Enterprise Products Partners LP ............................................. 674,216 25,512
Metals Acquisition Corp. II (a) (c) ............................................ 533,695 5,385
Range Resources Corp. ................................................... 515,948 23,311
The Williams Cos., Inc. .................................................. 151,236 11,007
84,350
Industrials (2.6%):
Energy Vault Holdings, Inc. (a) (b) ........................................... 2,657,126 8,768
Hubbell, Inc. , Class B .................................................... 10,630 5,217
13,985
Materials (22.4%):
Compass Minerals International, Inc. (a) (c) ..................................... 2,643,505 61,726
Ivanhoe Electric, Inc. (a) .................................................. 1,785,012 21,089
Linde PLC ............................................................ 61,207 30,344
Martin Marietta Materials, Inc. ............................................. 6,610 3,891
Materion Corp. ........................................................ 36,731 5,313
122,363
Utilities (1.0%):
Constellation Energy Corp. ................................................ 19,690 5,497
226,195
Total Common Stocks (Cost $271,656) 482,396

Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Warrants (3.0%)
Australia (3.0%):
Materials (3.0%):
Sunrise Energy Metals Ltd. , expiring 12/31/26 (a) (d) .............................. 3,430,247 $ 16,165
Total Warrants (Cost $–) 16,165
Collateral for Securities Loaned (7.6%)^
United States (7.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (e) ........ 10,404,450 10,405
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (e) ............ 10,404,450 10,404
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (e) ............... 10,404,450 10,405
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (e) . 10,404,450 10,404
Total Collateral for Securities Loaned (Cost $41,618) 41,618
Total Investments (Cost $313,274) — 99.0% 540,179
Other assets in excess of liabilities — 1.0% 5,712
NET ASSETS - 100.00% $ 545,891
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(e) Rate disclosed is the daily yield on March 31, 2026.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
12/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Compass Minerals
International, Inc. ....... $ 60,632 $ — $ (10,674) $ 3,886 $ 7,882 $ 61,726 2,643,505 $ — $ —
Metals Acquisition Corp. II .. — 5,337 — — 48 5,385 533,695 — —
Sunrise Energy Metals Ltd. .. 43,100 1,066 (9,446) 6,630 3,577 44,927 7,318,265 — —
$ 103,732 $ 6,403 $ (20,120) $ 10,516 $ 11,507 $ 112,038 10,495,465 $ — $ —

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Consumer Discretionary (9.1%):
Callaway Golf Co.(a) .................................................... 236,980 $ 3,289
Champion Homes, Inc.(a) ................................................. 27,190 2,022
Dutch Bros, Inc., Class A(a) ............................................... 44,870 2,273
Five Below, Inc.(a) ...................................................... 15,760 3,601
Genius Sports Ltd.(a) .................................................... 143,940 638
Kontoor Brands, Inc. .................................................... 17,850 1,255
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 19,410 1,787
OneSpaWorld Holdings Ltd. ............................................... 169,840 3,898
Planet Fitness, Inc., Class A(a) ............................................. 34,020 2,530
The Gap, Inc. .......................................................... 99,850 2,416
Universal Technical Institute, Inc.(a) ......................................... 62,777 2,266
Warby Parker, Inc., Class A(a) .............................................. 123,000 2,592
Wingstop , Inc. ......................................................... 11,440 1,773
30,340
Consumer Staples (1.5%):
elf Beauty, Inc.(a) ....................................................... 21,780 1,320
Natural Grocers by Vitamin Cottage, Inc. ...................................... 38,109 985
The Vita Coco Co., Inc.(a) ................................................ 53,410 2,559
4,864
Energy (2.3%):
Archrock , Inc. ......................................................... 38,350 1,335
Permian Resources Corp., Class A ........................................... 122,240 2,606
Tidewater, Inc.(a) ....................................................... 42,100 3,517
7,458
Financials (10.2%):
Customers Bancorp, Inc.(a) ................................................ 49,230 3,417
Exzeo Group, Inc.(a) .................................................... 109,358 1,604
FirstCash Holdings, Inc. .................................................. 24,650 4,634
LendingTree, Inc.(a) ..................................................... 37,680 1,616
Palomar Holdings, Inc.(a) ................................................. 30,210 3,610
Payoneer Global, Inc.(a) .................................................. 463,420 2,238
Piper Sandler Cos ....................................................... 62,160 4,759
TWFG, Inc., Class A(a) .................................................. 71,910 1,323
UMB Financial Corp. .................................................... 33,550 3,784
Wintrust Financial Corp. .................................................. 32,490 4,514
WisdomTree, Inc.(b) ..................................................... 162,350 2,364
33,863
Health Care (24.9%):
Adaptive Biotechnologies Corp.(a) .......................................... 286,920 3,983
AnaptysBio , Inc.(a) ..................................................... 30,930 1,715
Apogee Therapeutics, Inc.(a) ............................................... 43,710 3,679
Ascendis Pharma A/S, ADR(a) ............................................. 16,490 3,772
Bridgebio Pharma, Inc.(a) ................................................. 94,950 7,051
Brookdale Senior Living, Inc.(a) ............................................ 181,040 2,477
Crinetics Pharmaceuticals, Inc.(a) ........................................... 15,830 575
GeneDx Holdings Corp., Class A(a) .......................................... 35,960 2,309
Glaukos Corp.(a) ....................................................... 44,180 4,756
Guardant Health, Inc.(a) .................................................. 80,380 7,425
Halozyme Therapeutics, Inc.(a) ............................................. 13,320 861
HealthEquity, Inc.(a) .................................................... 30,990 2,590
Hinge Health, Inc., Class A(a) .............................................. 73,583 2,837
Ideaya Biosciences, Inc.(a) ................................................ 92,140 3,070
IRhythm Holdings, Inc.(a) ................................................ 18,550 2,189
Krystal Biotech, Inc.(a) ................................................... 15,900 4,107
Kymera Therapeutics, Inc.(a) .............................................. 32,560 2,712
Mirum Pharmaceuticals, Inc.(a) ............................................. 36,340 3,357
ORIC Pharmaceuticals, Inc.(a) ............................................. 273,610 3,467
RadNet , Inc.(a) ........................................................ 32,710 1,828
Revolution Medicines, Inc.(a) .............................................. 55,170 5,365

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
SI-BONE, Inc.(a) ....................................................... 151,960 $ 1,919
Spyre Therapeutics, Inc.(a) ................................................ 89,818 4,531
Viridian Therapeutics, Inc.(a) .............................................. 71,870 1,406
Waystar Holding Corp.(a) ................................................. 94,221 2,272
Xenon Pharmaceuticals, Inc.(a) ............................................. 42,190 2,453
82,706
Industrials (23.3%):
Applied Industrial Technologies, Inc. ......................................... 22,940 6,086
Argan, Inc. ........................................................... 3,510 1,912
Bloom Energy Corp., Class A(a) ............................................ 54,430 7,375
Casella Waste Systems, Inc., Class A(a) ....................................... 61,340 4,867
ESCO Technologies, Inc. ................................................. 14,640 4,119
Karman Holdings, Inc.(a) ................................................. 21,110 1,690
Korn Ferry ........................................................... 43,230 2,721
Kratos Defense & Security Solutions, Inc.(a) ................................... 47,240 3,331
Mercury Systems, Inc.(a) ................................................. 116,190 8,471
Modine Manufacturing Co.(a) .............................................. 34,000 7,368
Mueller Water Products, Inc., Class A ........................................ 135,200 3,717
Nextpower , Inc., Class A(a) ................................................ 62,610 7,548
Primoris Services Corp. .................................................. 46,690 6,679
SPX Technologies, Inc.(a) ................................................. 42,230 8,443
Watts Water Technologies, Inc., Class A ....................................... 7,420 2,154
Zurn Elkay Water Solutions Corp. ........................................... 21,440 961
77,442
Information Technology (24.7%):
ACI Worldwide, Inc.(a) .................................................. 85,400 3,502
Badger Meter, Inc. ...................................................... 38,670 5,891
Box, Inc., Class A(a) .................................................... 86,980 2,056
Braze, Inc., Class A(a) ................................................... 112,270 2,651
Commvault Systems, Inc.(a) ............................................... 25,300 1,971
Credo Technology Group Holding Ltd.(a) ..................................... 50,620 4,752
DigitalOcean Holdings, Inc.(a)(b) ........................................... 32,590 2,796
Fabrinet(a) ............................................................ 18,530 9,664
Freshworks , Inc., Class A(a) ............................................... 203,040 1,630
IonQ , Inc.(a)(b) ........................................................ 85,800 2,474
Itron , Inc.(a) .......................................................... 42,600 3,818
JFrog Ltd.(a) .......................................................... 46,231 2,170
Klaviyo , Inc., Class A(a) .................................................. 109,010 2,121
Life360, Inc.(a)(b) ...................................................... 39,770 1,623
LightPath Technologies, Inc., Class A(a) ...................................... 194,400 1,950
MACOM Technology Solutions Holdings, Inc.(a) ................................ 24,663 5,477
nLight , Inc.(a) ......................................................... 32,330 1,843
Novanta, Inc.(a) ........................................................ 40,660 4,802
Onto Innovation, Inc.(a) .................................................. 17,190 3,525
Q2 Holdings, Inc.(a) ..................................................... 59,540 2,816
Riot Platforms, Inc.(a) ................................................... 216,470 2,676
Rubrik, Inc., Class A(a) .................................................. 36,020 1,764
Semtech Corp.(a) ....................................................... 90,110 6,929
ServiceTitan , Inc., Class A(a) .............................................. 39,160 2,485
Varonis Systems, Inc., Class B(a) ........................................... 35,730 767
82,153
Materials (3.7%):
Avient Corp. .......................................................... 97,210 3,529
Balchem Corp. ......................................................... 27,620 4,681
Coeur Mining, Inc.(a) .................................................... 131,130 2,461
Titan America SA(a)(b) .................................................. 114,694 1,718
12,389
Total Common Stocks (Cost $273,844)
a
a
a
331,215

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Collateral for Securities Loaned (1.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(c) ........ 1,365,614 $ 1,365
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.56%(c) ............ 1,365,614 1,365
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(c) ............... 1,365,614 1,366
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.57%(c) . 1,365,614 1,366
Total Collateral for Securities Loaned (Cost $5,462)
a
a
a
5,462
Total Investments (Cost $279,306) — 101.3% 336,677
Liabilities in excess of other assets —  (1.3)% (4,374)
NET ASSETS - 100.00% $ 332,303
At March 31, 2026, the Fund's investments in foreign securities were 6.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (100.2%)
Aerospace & Defense (10.3%):
FTAI Aviation Ltd. ...................................................... 9,740 $ 2,386
Kratos Defense & Security Solutions, Inc. (a) ................................... 6,690 472
Mercury Systems, Inc. (a) ................................................. 25,770 1,879
Rocket Lab Corp. (a) ..................................................... 14,640 940
Woodward, Inc. ........................................................ 5,990 2,144
7,821
Commercial Services & Supplies (1.1%):
Clean Harbors, Inc. (a) ................................................... 3,010 863
Communication Services (1.1%):
Reddit, Inc. , Class A (a) ................................................... 6,220 838
Construction & Engineering (4.8%):
Comfort Systems USA, Inc. ............................................... 1,380 1,903
Primoris Services Corp. .................................................. 11,930 1,706
3,609
Consumer Discretionary (11.4%):
Burlington Stores, Inc. (a) ................................................. 5,420 1,764
Champion Homes, Inc. (a) ................................................. 11,150 829
Dutch Bros, Inc. , Class A (a) ............................................... 25,260 1,280
Five Below, Inc. (a) ...................................................... 6,110 1,396
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 10,860 999
Planet Fitness, Inc. , Class A (a) ............................................. 10,270 764
The Gap, Inc. .......................................................... 40,200 973
Wingstop, Inc. ......................................................... 4,030 624
8,629
Consumer Staples (1.0%):
The Vita Coco Co., Inc. (a) ................................................ 15,980 766
Electrical Equipment (3.9%):
Bloom Energy Corp. , Class A (a) ............................................ 7,420 1,005
Nextpower, Inc. , Class A (a) ................................................ 16,330 1,969
2,974
Energy (2.3%):
Permian Resources Corp. , Class A ........................................... 51,620 1,101
Tidewater, Inc. (a) ....................................................... 8,120 678
1,779
Financials (9.7%):
FirstCash Holdings, Inc. .................................................. 9,396 1,767
Palomar Holdings, Inc. (a) ................................................. 7,610 909
Payoneer Global, Inc. (a) .................................................. 151,210 730
Piper Sandler Cos ....................................................... 18,400 1,409
Wintrust Financial Corp. .................................................. 11,510 1,599
WisdomTree, Inc. ....................................................... 64,786 943
7,357
Health Care (21.1%):
Ascendis Pharma A/S , ADR (a) ............................................. 5,620 1,285
Bridgebio Pharma, Inc. (a) ................................................. 23,260 1,727
Glaukos Corp. (a) ....................................................... 12,750 1,373
Guardant Health, Inc. (a) .................................................. 22,800 2,106
HealthEquity, Inc. (a) .................................................... 8,870 741
Hinge Health, Inc. , Class A (a) .............................................. 21,854 843
Insmed, Inc. (a) ......................................................... 12,390 2,026
Ionis Pharmaceuticals, Inc. (a) .............................................. 20,070 1,507
Natera, Inc. (a) ......................................................... 7,390 1,478
Penumbra, Inc. (a) ....................................................... 3,580 1,176
Revolution Medicines, Inc. (a) .............................................. 7,810 760

Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Waystar Holding Corp. (a) ................................................. 42,701 $ 1,029
16,051
Information Technology (23.2%):
Check Point Software Technologies Ltd. (a) .................................... 8,490 1,213
Coherent Corp. (a) ...................................................... 5,630 1,341
Credo Technology Group Holding Ltd. (a) ..................................... 11,060 1,038
CyberArk Software Ltd. (a) ................................................ 3,450 155
Fabrinet (a) ............................................................ 4,370 2,279
HubSpot, Inc. (a) ....................................................... 3,840 937
Itron, Inc. (a) .......................................................... 10,750 963
Life360, Inc. (a) (b) ...................................................... 10,780 440
MACOM Technology Solutions Holdings, Inc. (a) ................................ 8,500 1,888
Mirion Technologies, Inc. , Class A (a) ........................................ 49,531 921
Nebius Group NV , Class A (a) (b) ............................................ 6,560 681
Novanta, Inc. (a) (b) ...................................................... 4,740 560
Onto Innovation, Inc. (a) .................................................. 5,750 1,179
Procore Technologies, Inc. (a) .............................................. 25,840 1,473
Q2 Holdings, Inc. (a) ..................................................... 21,610 1,022
Riot Platforms, Inc. (a) ................................................... 44,460 550
Semtech Corp. (a) ....................................................... 13,240 1,018
17,658
Machinery (4.7%):
ESCO Technologies, Inc. ................................................. 3,620 1,019
Mueller Water Products, Inc. , Class A ........................................ 37,080 1,019
SPX Technologies, Inc. (a) ................................................. 7,860 1,571
3,609
Materials (3.3%):
Avient Corp. .......................................................... 25,230 916
Balchem Corp. ......................................................... 9,350 1,585
2,501
Trading Companies & Distributors (2.3%):
Applied Industrial Technologies, Inc. ......................................... 6,470 1,717
Total Common Stocks (Cost $61,364)
a
a
a
76,172
Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 320,325 321
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 320,325 320
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 320,325 320
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 320,325 320
Total Collateral for Securities Loaned (Cost $1,281)
a
a
a
1,281
Total Investments (Cost $62,645) — 101.9% 77,453
Liabilities in excess of other assets —  (1.9)% (1,424)
NET ASSETS - 100.00% $ 76,029
At March 31, 2026, the Fund's investments in foreign securities were 7.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Aerospace & Defense (14.5%):
Axon Enterprise, Inc. (a) .................................................. 1,670 $ 709
BWX Technologies, Inc. .................................................. 3,740 765
FTAI Aviation Ltd. ...................................................... 5,830 1,428
HEICO Corp. , Class A ................................................... 2,920 616
Howmet Aerospace, Inc. .................................................. 9,260 2,134
Mercury Systems, Inc. (a) ................................................. 16,300 1,189
Rocket Lab Corp. (a) ..................................................... 9,050 581
Woodward, Inc. ........................................................ 4,520 1,618
9,040
Building Products (0.3%):
Builders FirstSource, Inc. (a) ............................................... 2,330 192
Commercial Services & Supplies (0.5%):
Clean Harbors, Inc. (a) ................................................... 1,000 287
Communication Services (4.5%):
Pinterest, Inc. , Class A (a) ................................................. 21,630 397
Reddit, Inc. , Class A (a) ................................................... 5,420 730
ROBLOX Corp. , Class A (a) ............................................... 15,130 856
Take-Two Interactive Software, Inc. (a) ........................................ 4,250 839
2,822
Construction & Engineering (4.0%):
Comfort Systems USA, Inc. ............................................... 930 1,282
Quanta Services, Inc. .................................................... 2,220 1,219
2,501
Consumer Discretionary (17.4%):
Burlington Stores, Inc. (a) ................................................. 5,380 1,751
Carvana Co. , Class A (a) .................................................. 3,360 1,056
Champion Homes, Inc. (a) ................................................. 3,990 297
Dutch Bros, Inc. , Class A (a) ............................................... 11,430 579
Five Below, Inc. (a) ...................................................... 3,410 779
Flutter Entertainment PLC , Class DI (a) ....................................... 2,380 243
Hilton Worldwide Holdings, Inc. ............................................ 6,050 1,840
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 4,840 445
Planet Fitness, Inc. , Class A (a) ............................................. 10,040 747
Royal Caribbean Cruises Ltd. .............................................. 6,790 1,868
Ulta Beauty, Inc. (a) ..................................................... 1,630 852
Wingstop, Inc. ......................................................... 2,520 390
10,847
Consumer Staples (2.3%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 5,000 492
Celsius Holdings, Inc. (a) .................................................. 10,970 389
Maplebear, Inc. (a) ...................................................... 13,710 514
1,395
Electrical Equipment (5.5%):
Rockwell Automation, Inc. ................................................ 3,080 1,105
Vertiv Holdings Co. , Class A ............................................... 9,240 2,316
3,421
Energy (3.8%):
Cheniere Energy, Inc. .................................................... 2,180 619
Diamondback Energy, Inc. ................................................ 1,670 330
Permian Resources Corp. , Class A ........................................... 19,520 416
Targa Resources Corp. ................................................... 3,830 960
2,325
Financials (11.2%):
Affirm Holdings, Inc. , Class A (a) ............................................ 12,620 578

Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Ameriprise Financial, Inc. ................................................. 1,930 $ 858
FirstCash Holdings, Inc. .................................................. 3,630 682
Huntington Bancshares, Inc. ............................................... 34,320 537
LPL Financial Holdings, Inc. ............................................... 2,610 785
MSCI, Inc. , Class A ..................................................... 1,140 615
Piper Sandler Cos ....................................................... 10,240 784
Robinhood Markets, Inc. , Class A (a) ......................................... 3,390 235
Toast, Inc. , Class A (a) .................................................... 11,360 301
Tradeweb Markets, Inc. , Class A ............................................ 4,490 528
Wintrust Financial Corp. .................................................. 4,100 570
WisdomTree, Inc. ....................................................... 35,370 515
6,988
Health Care (14.7%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,000 662
Ascendis Pharma A/S , ADR (a) ............................................. 2,620 599
Bridgebio Pharma, Inc. (a) ................................................. 4,970 369
Cencora, Inc. .......................................................... 4,330 1,360
Dexcom, Inc. (a) ........................................................ 11,310 710
Guardant Health, Inc. (a) .................................................. 4,220 390
HealthEquity, Inc. (a) .................................................... 5,720 478
IDEXX Laboratories, Inc. (a) ............................................... 1,840 1,034
Insmed, Inc. (a) ......................................................... 2,730 446
Insulet Corp. (a) ........................................................ 2,630 552
Ionis Pharmaceuticals, Inc. (a) .............................................. 7,520 565
Natera, Inc. (a) ......................................................... 5,090 1,018
Penumbra, Inc. (a) ....................................................... 370 121
Veeva Systems, Inc. , Class A (a) ............................................. 2,220 390
Waystar Holding Corp. (a) ................................................. 19,192 463
9,157
Information Technology (16.8%):
AppLovin Corp. , Class A (a) ............................................... 1,370 545
Cloudflare, Inc. , Class A (a) ................................................ 8,800 1,816
Coherent Corp. (a) ...................................................... 3,250 774
CyberArk Software Ltd. (a) ................................................ 870 39
Datadog, Inc. , Class A (a) ................................................. 6,960 822
Dynatrace, Inc. (a) ...................................................... 13,870 513
Fair Isaac Corp. (a) ...................................................... 470 502
HubSpot, Inc. (a) ....................................................... 1,910 466
MACOM Technology Solutions Holdings, Inc. (a) ................................ 4,960 1,101
Monolithic Power Systems, Inc. ............................................ 1,720 1,881
Nebius Group NV , Class A (a) (b) ............................................ 5,360 556
Novanta, Inc. (a) ........................................................ 5,600 661
Teradyne, Inc. ......................................................... 1,520 451
Zscaler, Inc. (a) ......................................................... 2,370 333
10,460
Machinery (1.7%):
Mueller Water Products, Inc. , Class A ........................................ 16,650 458
SPX Technologies, Inc. (a) ................................................. 3,090 618
1,076
Trading Companies & Distributors (1.1%):
Applied Industrial Technologies, Inc. ......................................... 2,570 682
Utilities (1.2%):
Constellation Energy Corp. ................................................ 2,640 737
Total Common Stocks (Cost $50,375)
a
a
a
61,930
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 125,023 125
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 125,023 125

Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 125,023 $ 125
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 125,023 125
Total Collateral for Securities Loaned (Cost $500)
a
a
a
500
Total Investments (Cost $50,875) — 100.3% 62,430
Liabilities in excess of other assets —  (0.3)% (192)
NET ASSETS - 100.00% $ 62,238
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (12.7%):
Alphabet, Inc., Class C ................................................... 70,630 $ 20,261
Meta Platforms, Inc., Class A .............................................. 25,310 14,481
Netflix, Inc.(a) ......................................................... 52,270 5,026
Reddit, Inc., Class A(a) ................................................... 20,940 2,819
42,587
Communications Equipment (1.3%):
Arista Networks, Inc.(a) .................................................. 35,460 4,354
Consumer Discretionary (11.7%):
Amazon.com, Inc.(a) .................................................... 80,940 16,858
Burlington Stores, Inc.(a) ................................................. 12,740 4,145
Hilton Worldwide Holdings, Inc. ............................................ 9,580 2,913
Royal Caribbean Cruises Ltd. .............................................. 5,330 1,467
Tesla, Inc.(a) .......................................................... 29,210 10,859
Ulta Beauty, Inc.(a) ..................................................... 5,600 2,927
39,169
Consumer Staples (3.4%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 23,090 2,272
Costco Wholesale Corp. .................................................. 5,650 5,630
The Coca-Cola Co. ...................................................... 44,970 3,420
11,322
Energy (0.5%):
Diamondback Energy, Inc. ................................................ 8,510 1,683
Financials (6.3%):
Huntington Bancshares, Inc. ............................................... 220,820 3,456
LPL Financial Holdings, Inc. ............................................... 8,000 2,407
The Progressive Corp. ................................................... 8,430 1,671
Tradeweb Markets, Inc., Class A ............................................ 24,070 2,832
Visa, Inc., Class A ...................................................... 35,867 10,840
21,206
Health Care (8.0%):
Argenx SE, ADR(a) ..................................................... 3,750 2,738
Cencora , Inc. .......................................................... 4,990 1,568
Dexcom, Inc.(a) ........................................................ 32,590 2,047
Eli Lilly & Co. ......................................................... 14,650 13,475
Intuitive Surgical, Inc.(a) ................................................. 5,040 2,323
Natera , Inc.(a) ......................................................... 19,490 3,898
UnitedHealth Group, Inc. ................................................. 3,320 898
26,947
Industrials (7.4%):
BWX Technologies, Inc. .................................................. 13,170 2,693
Clean Harbors, Inc.(a) ................................................... 5,910 1,694
Comfort Systems USA, Inc. ............................................... 1,630 2,248
FTAI Aviation Ltd. ...................................................... 8,710 2,134
GE Vernova , Inc. ....................................................... 1,680 1,466
HEICO Corp., Class A ................................................... 11,430 2,413
Howmet Aerospace, Inc. .................................................. 15,660 3,609
Quanta Services, Inc. .................................................... 6,810 3,739
Uber Technologies, Inc.(a) ................................................ 32,390 2,330
Woodward, Inc. ........................................................ 7,090 2,538
24,864
IT Services (0.7%):
Snowflake, Inc., Class A(a) ................................................ 15,590 2,351
Semiconductors & Semiconductor Equipment (23.3%):
Broadcom, Inc. ........................................................ 38,610 11,950
Lam Research Corp. ..................................................... 37,870 8,091
Monolithic Power Systems, Inc. ............................................ 5,560 6,079

Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
NVIDIA Corp. ......................................................... 277,670 $ 48,426
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 10,580 3,576
78,122
Software (13.9%):
AppLovin Corp., Class A(a) ............................................... 9,010 3,586
Autodesk, Inc.(a) ....................................................... 8,100 1,939
Microsoft Corp. ........................................................ 79,910 29,580
Oracle Corp. .......................................................... 17,140 2,521
Palantir Technologies, Inc., Class A(a) ........................................ 9,930 1,453
Palo Alto Networks, Inc.(a) ................................................ 13,420 2,151
ServiceNow, Inc.(a) ..................................................... 34,850 3,644
Synopsys, Inc.(a) ....................................................... 4,290 1,701
46,575
Technology Hardware, Storage & Peripherals (10.7%):
Apple, Inc. ........................................................... 140,958 35,774
Total Common Stocks (Cost $131,650)
a
a
a
334,954
Total Investments (Cost $131,650) — 99.9% 334,954
Other assets in excess of liabilities —  0.1% 500
NET ASSETS - 100.00% $ 335,454
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Communication Services (11.6%):
Meta Platforms, Inc. , Class A .............................................. 19,570 $ 11,197
Netflix, Inc. (a) ......................................................... 54,790 5,268
Reddit, Inc. , Class A (a) ................................................... 19,390 2,611
Take-Two Interactive Software, Inc. (a) ........................................ 15,110 2,984
22,060
Communications Equipment (1.5%):
Arista Networks, Inc. (a) .................................................. 23,670 2,906
Consumer Discretionary (4.9%):
Amazon.com, Inc. (a) .................................................... 39,730 8,274
Navan, Inc. , Class A (a) ................................................... 74,010 980
9,254
Consumer Staples (0.7%):
Maplebear, Inc. (a) ...................................................... 34,060 1,276
Electronic Equipment, Instruments & Components (5.2%):
Coherent Corp. (a) ...................................................... 22,630 5,391
Fabrinet (a) ............................................................ 6,010 3,134
Novanta, Inc. (a) (b) ...................................................... 10,910 1,289
9,814
Financials (2.1%):
HCI Group, Inc. ........................................................ 6,610 1,022
Visa, Inc. , Class A ...................................................... 9,530 2,880
3,902
Health Care (21.4%):
Absci Corp. (a) ......................................................... 94,000 282
AnaptysBio, Inc. (a) ..................................................... 48,060 2,665
Apogee Therapeutics, Inc. (a) ............................................... 19,460 1,638
Bridgebio Pharma, Inc. (a) ................................................. 41,450 3,078
CAMP4 Therapeutics Corp. (a) ............................................. 58,930 260
Crinetics Pharmaceuticals, Inc. (a) ........................................... 36,900 1,340
Disc Medicine, Inc. , Class A (a) ............................................. 16,460 1,052
Dyne Therapeutics, Inc. (a) ................................................ 26,690 484
Eli Lilly & Co. ......................................................... 2,900 2,667
Guardant Health, Inc. (a) .................................................. 57,430 5,305
Ideaya Biosciences, Inc. (a) ................................................ 41,070 1,369
Insmed, Inc. (a) ......................................................... 16,180 2,646
Kymera Therapeutics, Inc. (a) .............................................. 9,330 777
Natera, Inc. (a) ......................................................... 13,690 2,738
Olema Pharmaceuticals, Inc. (a) ............................................. 65,840 982
ORIC Pharmaceuticals, Inc. (a) ............................................. 92,540 1,173
Protagonist Therapeutics, Inc. (a) ............................................ 20,020 2,110
Revolution Medicines, Inc. (a) .............................................. 39,270 3,819
Spyre Therapeutics, Inc. (a) ................................................ 19,808 999
Twist Bioscience Corp. (a) ................................................. 29,460 1,400
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,230 1,889
Viridian Therapeutics, Inc. (a) .............................................. 64,180 1,255
Zymeworks, Inc. (a) ..................................................... 21,440 537
40,465
Industrials (0.4%):
Red Cat Holdings, Inc. (a) (b) ............................................... 55,260 723
IT Services (1.4%):
Snowflake, Inc. , Class A (a) ................................................ 14,080 2,124
Wix.com Ltd. (a) ........................................................ 6,040 544
2,668
Semiconductors & Semiconductor Equipment (25.9%):
Broadcom, Inc. ........................................................ 7,250 2,244
Credo Technology Group Holding Ltd. (a) ..................................... 21,450 2,014
Impinj, Inc. (a) ......................................................... 10,960 1,126

Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Lam Research Corp. ..................................................... 16,910 $ 3,613
MACOM Technology Solutions Holdings, Inc. (a) ................................ 33,350 7,406
MaxLinear, Inc. , Class A (a) ................................................ 137,300 2,388
Monolithic Power Systems, Inc. ............................................ 5,090 5,565
NVIDIA Corp. ......................................................... 110,220 19,222
Semtech Corp. (a) ....................................................... 42,650 3,279
Silicon Motion Technology Corp. , ADR ....................................... 19,230 2,159
49,016
Software (24.3%):
AppLovin Corp. , Class A (a) ............................................... 18,770 7,470
CyberArk Software Ltd. (a) ................................................ 6,210 279
Dynatrace, Inc. (a) ...................................................... 27,990 1,035
JFrog Ltd. (a) .......................................................... 49,560 2,326
Klaviyo, Inc. , Class A (a) .................................................. 78,140 1,521
Microsoft Corp. ........................................................ 34,250 12,678
Nebius Group NV , Class A (a) (b) ............................................ 20,520 2,129
Oracle Corp. .......................................................... 24,070 3,541
Palantir Technologies, Inc. , Class A (a) ........................................ 11,150 1,631
Palo Alto Networks, Inc. (a) ................................................ 13,665 2,191
Riot Platforms, Inc. (a) ................................................... 60,160 744
Rubrik, Inc. , Class A (a) .................................................. 15,050 737
Samsara, Inc. , Class A (a) ................................................. 26,280 833
ServiceNow, Inc. (a) ..................................................... 37,140 3,883
Synopsys, Inc. (a) ....................................................... 5,330 2,113
Trimble, Inc. (a) ........................................................ 14,300 933
Varonis Systems, Inc. , Class B (a) ........................................... 90,130 1,935
45,979
Total Common Stocks (Cost $91,800)
a
a
a
188,063
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc. , expiring 8/15/27 (a) (d) ......................................... 1,346,518 — (e)
Total Warrants (Cost $14)
a
a
a
— (e)
Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (f) ........ 816,020 816
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (f) ............ 816,020 816
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (f) ................ 816,020 816
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (f) . 816,020 816
Total Collateral for Securities Loaned (Cost $3,264)
a
a
a
3,264
Total Investments (Cost $95,078) — 101.1% 191,327
Liabilities in excess of other assets —  (1.1)% (2,157)
NET ASSETS - 100.00% $ 189,170
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on March 31, 2026.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS International Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.3%)
Australia (5.7%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd. ................................................... 175,960 $ 5,592
Financials (1.1%):
Macquarie Group Ltd. ................................................... 47,074 6,686
Health Care (0.4%):
CSL Ltd. ............................................................. 23,187 2,277
Materials (2.4%):
BHP Group Ltd. ........................................................ 405,856 14,681
Real Estate (0.9%):
Scentre Group ......................................................... 2,502,577 5,773
35,009
Austria (1.2%):
Financials (1.2%):
BAWAG Group AG (a) (b) ................................................. 49,105 7,464
Denmark (0.7%):
Consumer Discretionary (0.3%):
Pandora A/S .......................................................... 24,598 1,759
Health Care (0.4%):
Novo Nordisk A/S , Class B ................................................ 67,277 2,462
4,221
Finland (1.3%):
Financials (1.3%):
Nordea Bank Abp ....................................................... 474,602 8,171
France (8.8%):
Consumer Discretionary (1.3%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 14,958 8,176
Consumer Staples (1.5%):
L'Oreal SA ........................................................... 22,812 9,313
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 16,999 3,998
Industrials (4.4%):
Eiffage SA ............................................................ 49,849 7,644
Rexel SA ............................................................. 170,369 6,750
Safran SA ............................................................ 39,880 13,048
27,442
Information Technology (0.2%):
Capgemini SE ......................................................... 9,242 1,090
Materials (0.7%):
Arkema SA ........................................................... 64,314 4,415
54,434
Germany (9.0%):
Communication Services (0.3%):
CTS Eventim AG & Co. KGaA ............................................. 35,507 2,079
Consumer Discretionary (0.9%):
Volkswagen AG , Preference Shares .......................................... 51,601 5,278
Financials (2.6%):
Allianz SE , Registered Shares .............................................. 38,456 16,239
Industrials (2.3%):
Siemens AG , Registered Shares ............................................. 59,097 14,396
Information Technology (1.0%):
SAP SE .............................................................. 37,371 6,370

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Materials (0.8%):
Heidelberg Materials AG ................................................. 21,788 $ 4,597
Utilities (1.1%):
RWE AG ............................................................. 103,770 6,981
55,940
Hong Kong (3.1%):
Financials (2.0%):
AIA Group Ltd. ........................................................ 1,117,800 12,421
Real Estate (1.1%):
CK Asset Holdings Ltd. .................................................. 1,154,500 6,606
19,027
Ireland (0.6%):
Materials (0.6%):
James Hardie Industries PLC (a) ............................................ 188,965 3,484
Italy (2.6%):
Financials (1.1%):
Banco BPM SpA ....................................................... 500,431 6,960
Utilities (1.5%):
Enel SpA ............................................................. 825,701 9,026
15,986
Japan (22.4%):
Communication Services (0.3%):
Kakaku.com, Inc. ....................................................... 146,300 1,926
Consumer Discretionary (4.3%):
Asics Corp. ........................................................... 250,300 6,730
Open House Group Co. Ltd. ............................................... 63,400 4,064
Toyota Motor Corp. ..................................................... 757,600 15,750
26,544
Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd. (c) ................................................ 52,600 3,700
Financials (3.8%):
Mizuho Financial Group, Inc. .............................................. 325,800 13,191
Tokio Marine Holdings, Inc. ............................................... 226,700 10,642
23,833
Health Care (2.9%):
Hoya Corp. ........................................................... 61,500 10,663
Shionogi & Co. Ltd. ..................................................... 345,500 7,643
18,306
Industrials (5.9%):
Fuji Electric Co. Ltd. .................................................... 140,300 9,829
MISUMI Group, Inc. .................................................... 324,900 5,570
Mitsubishi Heavy Industries Ltd. ............................................ 376,100 10,335
Nippon Yusen KK (c) .................................................... 155,400 5,709
Sanwa Holdings Corp. ................................................... 214,500 4,879
36,322
Information Technology (3.2%):
Disco Corp. ........................................................... 22,800 9,294
Fujitsu Ltd. ........................................................... 321,100 6,567
Oracle Corp. .......................................................... 69,700 3,795
19,656
Real Estate (1.4%):
Sumitomo Realty & Development Co. Ltd. .................................... 299,200 8,491
138,778

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Netherlands (7.4%):
Communication Services (1.1%):
Koninklijke KPN NV .................................................... 1,237,781 $ 6,898
Financials (2.1%):
ING Groep NV ........................................................ 500,330 12,985
Industrials (0.4%):
Wolters Kluwer NV ..................................................... 33,895 2,531
Information Technology (3.8%):
ASML Holding NV ..................................................... 17,810 23,680
46,094
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 205,631 4,457
Norway (1.5%):
Industrials (1.5%):
Kongsberg Gruppen ASA ................................................. 217,022 9,269
Singapore (1.1%):
Financials (1.1%):
Singapore Exchange Ltd. ................................................. 465,800 7,108
Spain (3.6%):
Financials (2.3%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 664,861 14,359
Industrials (1.3%):
Aena SME SA (b) ....................................................... 259,948 7,689
22,048
Sweden (1.4%):
Industrials (1.4%):
Atlas Copco AB , Class B ................................................. 567,232 8,872
Switzerland (11.3%):
Consumer Staples (3.4%):
Coca-Cola HBC AG (a) ................................................... 129,783 7,310
Nestle SA , Registered Shares .............................................. 138,504 13,589
20,899
Financials (1.3%):
Partners Group Holding AG ............................................... 2,925 3,153
UBS Group AG ........................................................ 131,453 5,127
8,280
Health Care (5.9%):
Novartis AG , Registered Shares ............................................. 123,175 18,912
Roche Holding AG ...................................................... 43,967 17,551
36,463
Information Technology (0.7%):
Logitech International SA , Registered Shares ................................... 45,463 4,223
69,865
United Kingdom (15.4%):
Communication Services (0.1%):
Auto Trader Group PLC (b) ................................................ 122,013 763
Consumer Discretionary (0.8%):
Next PLC ............................................................ 28,768 4,860
Consumer Staples (1.4%):
Imperial Brands PLC .................................................... 215,663 8,743
Energy (3.5%):
BP PLC .............................................................. 703,365 5,504
Shell PLC ............................................................ 350,253 16,220
21,724

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Financials (4.1%):
Barclays PLC ......................................................... 1,765,617 $ 9,239
HSBC Holdings PLC .................................................... 978,044 16,059
25,298
Health Care (1.7%):
GSK PLC ............................................................ 389,785 10,735
Industrials (0.8%):
Howden Joinery Group PLC ............................................... 450,957 4,776
Materials (1.8%):
Rio Tinto PLC ......................................................... 122,941 11,404
Utilities (1.2%):
Centrica PLC .......................................................... 2,527,308 7,155
95,458
United States (0.5%):
Consumer Discretionary (0.5%):
Carnival PLC .......................................................... 133,251 3,398
Total Common Stocks (Cost $447,028) 609,083
Collateral for Securities Loaned (0.9%)^
United States (0.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (d) ........ 1,403,824 1,403
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (d) ............ 1,403,824 1,404
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (d) ............... 1,403,824 1,404
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (d) . 1,403,824 1,404
Total Collateral for Securities Loaned (Cost $5,615) 5,615
Total Investments (Cost $452,643) — 99.2% 614,698
Other assets in excess of liabilities — 0.8% 5,001
NET ASSETS - 100.00% $ 619,699
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$15,916 (thousands) and amounted to 2.6% of net assets.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory RS Global Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (96.4%)
Australia (0.5%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 299,934 $ 9,531
Austria (1.2%):
Financials (1.2%):
BAWAG Group AG (a) (b) ................................................. 134,210 20,401
Canada (2.7%):
Consumer Staples (0.7%):
George Weston Ltd. ..................................................... 179,300 12,669
Information Technology (0.3%):
Constellation Software, Inc. ............................................... 3,467 6,087
Materials (1.2%):
Agnico Eagle Mines Ltd. ................................................. 99,360 20,171
Utilities (0.5%):
Atco Ltd. , Class I ....................................................... 183,915 9,004
47,931
China (2.1%):
Communication Services (1.1%):
Tencent Holdings Ltd. ................................................... 303,100 19,118
Financials (1.0%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 18,890,000 16,651
35,769
France (2.0%):
Energy (0.8%):
Gaztransport Et Technigaz SA .............................................. 59,402 13,969
Industrials (1.2%):
Eiffage SA ............................................................ 77,631 11,905
Rexel SA ............................................................. 232,384 9,207
21,112
35,081
Germany (1.1%):
Industrials (0.7%):
Siemens AG , Registered Shares ............................................. 47,895 11,667
Materials (0.4%):
Heidelberg Materials AG ................................................. 37,276 7,866
19,533
Indonesia (0.6%):
Communication Services (0.6%):
PT Telkom Indonesia Persero Tbk ........................................... 57,805,200 10,454
Ireland (0.6%):
Industrials (0.6%):
Eaton Corp. PLC ....................................................... 30,647 10,961
Italy (0.7%):
Utilities (0.7%):
Enel SpA ............................................................. 1,066,365 11,657
Japan (4.8%):
Communication Services (0.3%):
Kakaku.com, Inc. (c) ..................................................... 369,400 4,863
Consumer Discretionary (0.4%):
Open House Group Co. Ltd. ............................................... 113,100 7,250
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. (c) ................................................ 118,600 8,342

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Financials (1.2%):
Mizuho Financial Group, Inc. .............................................. 498,000 $ 20,163
Health Care (0.8%):
Hoya Corp. ........................................................... 83,900 14,546
Industrials (0.6%):
Fuji Electric Co. Ltd. .................................................... 153,400 10,747
Information Technology (1.0%):
Disco Corp. ........................................................... 22,200 9,049
Oracle Corp. .......................................................... 149,300 8,129
17,178
83,089
Netherlands (1.1%):
Information Technology (1.1%):
ASML Holding NV ..................................................... 14,258 18,957
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 559,642 12,130
Norway (0.9%):
Industrials (0.9%):
Kongsberg Gruppen ASA ................................................. 357,965 15,288
Singapore (1.2%):
Financials (1.2%):
Singapore Exchange Ltd. ................................................. 1,341,500 20,469
South Korea (0.5%):
Consumer Discretionary (0.5%):
Kia Corp. ............................................................ 91,134 9,000
Spain (1.7%):
Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 985,389 21,281
Industrials (0.5%):
Aena SME SA (b) ....................................................... 295,862 8,752
30,033
Sweden (0.5%):
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 575,858 9,007
Switzerland (4.1%):
Consumer Staples (1.0%):
Nestle SA , Registered Shares .............................................. 185,224 18,173
Financials (1.2%):
Chubb Ltd. ........................................................... 44,764 14,590
Partners Group Holding AG (c) ............................................. 5,530 5,962
20,552
Health Care (1.3%):
Roche Holding AG ...................................................... 55,047 21,974
Information Technology (0.6%):
Logitech International SA , Registered Shares ................................... 108,018 10,034
70,733
Taiwan (4.4%):
Financials (1.1%):
Cathay Financial Holding Co. Ltd. ........................................... 8,105,000 18,124
Information Technology (3.3%):
Lite-On Technology Corp. ................................................ 1,902,000 8,705
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 847,000 48,994
57,699
75,823

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
United Kingdom (3.9%):
Consumer Discretionary (0.5%):
Next PLC ............................................................ 56,416 $ 9,530
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 329,914 13,375
Financials (1.1%):
HSBC Holdings PLC .................................................... 1,136,755 18,666
Industrials (0.6%):
Howden Joinery Group PLC ............................................... 1,090,965 11,554
Materials (0.9%):
Rio Tinto PLC ......................................................... 168,481 15,628
68,753
United States (61.1%):
Communication Services (6.5%):
Alphabet, Inc. , Class C ................................................... 225,256 64,617
Meta Platforms, Inc. , Class A .............................................. 52,981 30,312
Netflix, Inc. (a) ......................................................... 186,802 17,961
112,890
Consumer Discretionary (6.8%):
Amazon.com, Inc. (a) .................................................... 171,142 35,644
Booking Holdings, Inc. ................................................... 3,027 12,744
Carnival Corp. ......................................................... 308,838 7,993
McDonald's Corp. ...................................................... 76,218 23,688
PulteGroup, Inc. ........................................................ 114,134 13,423
Tesla, Inc. (a) .......................................................... 43,139 16,037
The Gap, Inc. .......................................................... 346,403 8,383
117,912
Consumer Staples (2.3%):
Colgate-Palmolive Co. ................................................... 252,997 21,563
PepsiCo, Inc. .......................................................... 125,281 19,455
41,018
Energy (3.7%):
APA Corp. ............................................................ 431,779 18,325
ConocoPhillips Co. ..................................................... 81,202 10,718
Exxon Mobil Corp. ..................................................... 204,991 34,779
63,822
Financials (7.6%):
Bank of America Corp. ................................................... 341,455 16,646
Jackson Financial, Inc. , Class A ............................................. 120,566 12,746
JPMorgan Chase & Co. .................................................. 89,241 26,251
Mastercard, Inc. , Class A ................................................. 49,292 24,629
S&P Global, Inc. ....................................................... 32,699 13,908
Synchrony Financial ..................................................... 137,508 9,354
The PNC Financial Services Group, Inc. ...................................... 68,927 14,343
Unum Group .......................................................... 192,184 14,035
131,912
Health Care (6.0%):
Amgen, Inc. ........................................................... 40,698 14,319
Dexcom, Inc. (a) ........................................................ 131,557 8,262
Eli Lilly & Co. ......................................................... 30,190 27,768
Gilead Sciences, Inc. .................................................... 130,578 18,199
IDEXX Laboratories, Inc. (a) ............................................... 23,305 13,095
Johnson & Johnson ..................................................... 95,504 23,345
104,988
Industrials (4.1%):
Caterpillar, Inc. ........................................................ 38,682 27,405
Curtiss-Wright Corp. .................................................... 32,026 21,813
Delta Air Lines, Inc. ..................................................... 155,033 10,307

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Vertiv Holdings Co. , Class A ............................................... 49,904 $ 12,505
72,030
Information Technology (18.8%):
Adobe, Inc. (a) ......................................................... 38,042 9,247
Apple, Inc. ........................................................... 322,865 81,940
Broadcom, Inc. ........................................................ 77,203 23,895
Cisco Systems, Inc. ..................................................... 228,036 17,693
Fortinet, Inc. (a) ........................................................ 229,894 18,787
Micron Technology, Inc. .................................................. 46,444 15,691
Microsoft Corp. ........................................................ 151,762 56,178
NVIDIA Corp. ......................................................... 489,259 85,327
Texas Instruments, Inc. ................................................... 94,332 18,313
327,071
Materials (1.5%):
Alcoa Corp. ........................................................... 198,517 13,168
Freeport-McMoRan, Inc. ................................................. 223,657 13,146
26,314
Real Estate (1.9%):
Prologis, Inc. .......................................................... 111,640 14,757
Simon Property Group, Inc. ............................................... 103,125 19,236
33,993
Utilities (1.9%):
Constellation Energy Corp. ................................................ 32,904 9,188
Edison International ..................................................... 195,204 14,285
National Fuel Gas Co. ................................................... 110,329 10,367
33,840
1,065,790
Total Common Stocks (Cost $1,149,962) 1,680,390
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (a) (d) .............................. 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI ACWI ETF (c) ............................................... 36,187 5,007
Total Exchange-Traded Funds (Cost $4,004) 5,007
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (e) ........ 2,264,572 2,264
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (e) ............ 2,420,764 2,421
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (e) ............... 2,264,572 2,264
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (e) . 2,264,572 2,265
Total Collateral for Securities Loaned (Cost $9,214) 9,214
Total Investments (Cost $1,163,180) — 97.2% 1,694,611
Other assets in excess of liabilities — 2.8% 48,444
NET ASSETS - 100.00% $ 1,743,055
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$29,153 (thousands) and amounted to 1.7% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(e) Rate disclosed is the daily yield on March 31, 2026.

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (24.0%)
ABS Auto (12.7%):
Ally Bank Auto Credit-Linked Notes , Series 2025-B , Class B , 4 .50% , 9/15/33 , Callable
10/15/28 @ 100 (a) .................................................. $ 208 $ 207
American Credit Acceptance Receivables Trust , Series 2025-4 , Class C , 4 .83% , 1/13/31 ,
Callable 11/12/28 @ 100 (a) ........................................... 200 200
American Heritage Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .07% , 6/17/30 ,
Callable 11/15/28 @ 100 (a) ........................................... 127 128
Avis Budget Rental Car Funding AESOP LLC , Series 2023-8A , Class B , 6 .66% , 2/20/30 (a) .. 750 782
CarMax Auto Owner Trust , Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 250 251
Chesapeake Funding II LLC ...............................................
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 77 78
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 382 385
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 200 202
Series 2024-3A , Class B , 4 .85% , 11/15/34 , Callable 5/15/28 @ 100 (a) ............. 250 248
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @
100 (a) ........................................................... 250 254
Enterprise Fleet Financing LLC .............................................
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 500 514
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 168 169
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 328 336
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 10/15/28 @ 100 (a) ............ 202 205
Series 2026-1A , Class B , 4 .59% , 7/15/32 , Callable 7/15/28 @ 100 (a) .............. 150 148
First Investors Auto Owner Trust , Series 2025-1A , Class B , 4 .39% , 1/15/31 , Callable 12/15/29
@ 100 (a) ......................................................... 200 199
Ford Credit Auto Lease Trust , Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 166 166
GLS Auto Receivables Issuer Trust , Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 4/15/26
@ 100 (a) ......................................................... 203 201
GLS Auto Select Receivables Trust , Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable
10/15/28 @ 100 (a) .................................................. 500 520
GM Financial Automobile Leasing Trust , Series 2024-1 , Class B , 5 .33% , 3/20/28 , Callable
7/20/26 @ 100 ..................................................... 400 401
Hertz Vehicle Financing III LLC , Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ........... 750 757
Huntington Bank Auto Credit-Linked Notes , Series 2024-1 , Class B2 , 5 .07%
( SOFR30A + 140 bps ) , 5/20/32 , Callable 11/20/27 @ 100 (a) (b) ................... 99 99
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 1/15/28 @
100 (a) ........................................................... 400 405
Lobel Automobile Receivables Trust , Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 9/15/27
@ 100 (a) ......................................................... 225 226
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 127 127
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 250 252
OCCU Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 12/15/27
@ 100 (a) ......................................................... 463 469
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 350 351
PenFed Auto Receivables Owner Trust , Series 2024-A , Class B , 4 .97% , 5/15/30 , Callable
11/15/28 @ 100 (a) .................................................. 400 401
Prestige Auto Receivables Trust , Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 3/15/29 @
100 (a) ........................................................... 88 88
Santander Bank Auto Credit-Linked Notes , Series 2025-A , Class C , 4 .66% , 1/16/34 , Callable
12/15/29 @ 100 (a) .................................................. 250 250
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 225 228
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 250 255
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 60 60
Series 2026-A , Class B , 4 .28% , 3/25/33 , Callable 12/25/29 @ 100 (a) .............. 184 183
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class B , 4 .79% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 200 200

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
8/25/28 @ 100 (a) ................................................... $ 185 $ 185
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 11/25/26 @ 100 (a) ....... 73 74
United Auto Credit Securitization Trust , Series 2026-1 , Class B , 4 .63% , 5/10/29 (a) ........ 250 248
Westlake Automobile Receivables Trust , Series 2026-1A , Class C , 4 .37% , 6/16/31 , Callable
9/15/29 @ 100 (a) ................................................... 200 199
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 42 42
Series 2025-3A , Class C , 4 .79% , 9/18/40 (a) ................................ 250 248
10,941
ABS Card (0.2%):
Trillium Credit Card Trust II , Series 2025-1A , Class B , 4 .41% , 9/26/30 (a) .............. 200 199
ABS Other (11.1%):
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class A2 , 5 .38% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 161 163
Ansley Park Capital LLC , Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 11/20/30 @ 100 (a) 250 247
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 206 209
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 123 125
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 213 206
Capteris Equipment Finance LLC , Series 2026-1A , Class B , 4 .95% , 9/20/33 , Callable 5/20/30
@ 100 (a) ......................................................... 250 249
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 468 470
CCG Receivables Trust , Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 6/14/27 @ 100 (a) . 500 513
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 1/20/28 @
100 (a) ........................................................... 175 175
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 250 249
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... 18 18
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) . 336 340
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 465 452
Daimler Trucks Retail Trust , Series 2023-1 , Class A3 , 5 .90% , 3/15/27 , Callable 10/15/26 @
100 ............................................................. 110 110
Dell Equipment Finance Trust ..............................................
Series 2023-3 , Class B , 6 .05% , 4/23/29 , Callable 5/22/26 @ 100 (a) ............... 250 251
Series 2025-2 , Class C , 4 .53% , 3/24/31 , Callable 4/22/28 @ 100 (a) ............... 150 150
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ....... 250 252
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ...... 281 285
Ford Credit Floorplan Master Owner Trust A , Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) .... 350 353
Granite Park Equipment Leasing LLC , Series 2023-1A , Class A3 , 6 .46% , 9/20/32 , Callable
4/20/27 @ 100 (a) ................................................... 13 13
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1 , Class B , 4 .77% , 1/15/32 , Callable 5/15/29 @ 100 (a) ............... 250 251
Series 2025-2 , Class B , 4 .50% , 9/15/32 , Callable 1/15/30 @ 100 (a) ............... 150 149
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 1/20/27 @ 100 (a) .............. 174 174
Series 2024-1A , Class C , 5 .33% , 5/20/31 , Callable 8/20/27 @ 100 (a) .............. 500 502
MMAF Equipment Finance LLC , Series 2024-A , Class A3 , 4 .95% , 7/14/31 , Callable 10/13/30
@ 100 (a) ......................................................... 250 252
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 12/15/28 @ 100 (a) .. 133 133
NMEF Funding LLC ....................................................
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 350 352
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 125 124
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 175 175
PEAC Solutions Receivables LLC , Series 2024-2A , Class B , 4 .83% , 10/20/31 , Callable
6/20/27 @ 100 (a) ................................................... 313 314
Post Road Equipment Finance LLC , Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable
12/15/26 @ 100 (a) .................................................. 424 428
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 200 194

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ $ 200 $ 195
SCF Equipment Leasing LLC , Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 3/20/27 @
100 (a) ........................................................... 250 256
Tricon Residential Trust , Series 2024-SFR4 , Class B , 4 .65% , 11/17/41 , Callable 11/17/29 @
100 (a) (c) ......................................................... 300 295
VB-S1 Issuer LLC - VBTEL , Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @
100 (a) ........................................................... 250 252
Verdant Receivables LLC , Series 2025-1A , Class B , 5 .37% , 5/12/33 , Callable 9/12/29 @
100 (a) ........................................................... 250 251
Verizon Master Trust , Series 2024-2 , Class A , 4 .83% , 12/22/31 , Callable 12/20/28 @ 100 (a) . 250 254
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 146 147
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 10/20/28 @ 100 (a) ............. 100 99
9,627
Total Asset-Backed Securities (Cost $20,587)
a
a
a
20,767
Collateralized Mortgage Obligations (11.4%)
Agency CMO Other (5.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 327 333
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 293 292
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 231 233
Series 5611 , Class LE , 4 .50% , 8/25/49 .................................... 183 180
Federal National Mortgage Association .......................................
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 212 211
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 429 434
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 131 132
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 115 116
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 538 547
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 251 255
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 375 378
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 410 418
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 140 139
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 137 138
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 366 366
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 289 290
4,462
Agency Commercial MBS (0.3%):
Federal National Mortgage Association , Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ....... 250 227
Commercial MBS (6.0%):
ALA Trust , Series 2025-OANA , Class A , 5 .42% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) ...... 150 150
Arbor Multifamily Mortgage Securities Trust , Series 2020-MF1 , Class AS , 3 .06% , 5/15/53 ,
Callable 5/15/30 @ 100 (a) (d) .......................................... 200 187
BX Trust .............................................................
Series 2025-GW , Class A , 5 .27% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 250 250
Series 2025-VOLT , Class B , 5 .77% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 197 195
Citigroup Commercial Mortgage Trust , Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable
7/10/26 @ 100 ..................................................... 725 722
COMM Mortgage Trust , Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) .............. 300 313
CSAIL Commercial Mortgage Trust , Series 2016-C6 , Class A5 , 3 .09% , 1/15/49 , Callable
5/15/26 @ 100 ..................................................... 216 215
DBJPM Mortgage Trust , Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 . 75 75
GFH Mortgage Trust , Series 2025-IND , Class A , 5 .15% , 6/15/33 (a) (c) ................. 250 249
GS Mortgage Securities Trust , Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @
100 ............................................................. 372 370
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) (c) ....................................................... 250 248
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .51% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 250 250

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ........ $ 250 $ 241
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2016-C29 , Class A4 , 3 .33% ,
5/15/49 , Callable 1/15/28 @ 100 ........................................ 83 83
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 200 185
SHR Trust , Series 2024-LXRY , Class A , 5 .62% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) ..... 211 210
SLG Office Trust , Series 2026-OMA , Class A , 4 .97% , 4/15/41 (a) (c) (d) ................ 250 251
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .12% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 250 247
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 ,
Callable 10/15/26 @ 100 ............................................. 750 746
5,187
Private CMO Other (0.0%):(e)
GSR Mortgage Loan Trust , Series 2004-15F , Class 5A1 , 5 .50% , 12/25/34 ............... 13 11
Total Collateralized Mortgage Obligations (Cost $9,707)
a
a
a
9,887
Corporate Bonds (31.5%)
Consumer Discretionary (1.7%):
Daimler Truck Finance North America LLC , 5 .25% , 1/13/30 , Callable 12/13/29 @ 100 (a) ... 250 254
General Motors Financial Co., Inc. , 5 .05% , 4/4/28 ............................... 250 252
Mattel, Inc. , 5 .88% , 12/15/27 , Callable 5/2/26 @ 100 (a) ........................... 250 250
Volkswagen Group of America Finance LLC , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 (a) ... 500 501
YMCA of Greater New York , 5 .18% , 8/1/30 , Callable 5/1/30 @ 100 .................. 250 252
1,509
Consumer Staples (0.4%):
Mars, Inc. , 4 .80% , 3/1/30 , Callable 2/1/30 @ 100 (a) .............................. 350 354
Energy (0.7%):
Helmerich & Payne, Inc. , 4 .65% , 12/1/27 , Callable 11/1/27 @ 100 .................... 350 350
HF Sinclair Corp. , 5 .00% , 2/1/28 , Callable 4/12/26 @ 100 .......................... 215 215
565
Financials (19.2%):
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (b) (f) (g) .......... 150 149
American Express Co. , 3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (b) (g) ......... 250 247
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 500 506
Ameriprise Financial, Inc. , 5 .70% , 12/15/28 , Callable 11/15/28 @ 100 ................. 350 362
Apollo Global Management, Inc. , 4 .60% , 1/15/31 , Callable 12/15/30 @ 100 ............. 150 149
Ares Strategic Income Fund , 5 .45% , 9/9/28 , Callable 8/9/28 @ 100 (a) ................. 200 198
Athene Global Funding , 5 .52% , 3/25/27 (a) ..................................... 250 252
Atlas Warehouse Lending Co. LP , 4 .63% , 11/15/28 , Callable 10/15/28 @ 100 (a) .......... 200 197
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (a) .............. 500 523
Bank of America Corp. , 4 .72% ( SOFR + 105 bps ) , 2/4/28 , Callable 2/4/27 @ 100 (b) ........ 516 517
Blackstone Private Credit Fund , 4 .95% , 9/26/27 , Callable 8/26/27 @ 100 ............... 200 198
Capital Impact Partners , 5 .34% , 8/1/30 , Callable 5/1/30 @ 100 ...................... 200 203
Capital One Financial Corp. , 3 .95% ( H15T5Y + 316 bps ) , Callable 9/1/26 @ 100 (b) (f) (g) .... 200 197
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (b) (g) .... 250 246
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 326 328
Corebridge Global Funding , 5 .90% , 9/19/28 (a) .................................. 500 515
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 250 251
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 500 515
F&G Annuities & Life, Inc. , 6 .50% , 6/4/29 , Callable 5/4/29 @ 100 ................... 500 502
Fidelity National Information Services, Inc. , 4 .80% , 3/10/31 , Callable 2/10/31 @ 100 ...... 94 93
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (b) ........... 250 253
Ford Motor Credit Co. LLC , 3 .82% , 11/2/27 , Callable 8/2/27 @ 100 .................. 500 490
Fortitude Group Holdings LLC , 6 .25% , 4/1/30 , Callable 1/1/30 @ 100 (a) ............... 500 509
GA Global Funding Trust , 5 .50% , 1/8/29 (a) .................................... 400 405
Global Payments, Inc. , 4 .88% , 11/15/30 , Callable 10/15/30 @ 100 .................... 250 245
Horace Mann Educators Corp. , 4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................ 250 246
Hyundai Capital America, Inc. , 4 .55% , 9/26/29 , Callable 8/26/29 @ 100 (a) ............. 250 249
JPMorgan Chase & Co. , 4 .85% ( SOFR + 118 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (b) ...... 500 502
KeyCorp , 5
.00
% ( TSFR3M + 387 bps ) , Callable 9/15/26 @ 100 (b) (g) .................. 250 247

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4 .25% , 2/1/27 , Callable 5/2/26 @ 100 (a) .................................. $ 150 $ 148
7 .00% , 7/15/31 , Callable 7/15/27 @ 103.5 (a) ............................... 250 259
Metropolitan Life Global Funding I , 5 .40% , 9/12/28 (a) ............................ 500 512
Morgan Stanley Private Bank NA , 4 .21% ( SOFR + 76 bps ) , 2/8/30 , Callable 2/8/29 @ 100 (b) . 200 198
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 200 194
New York Life Global Funding , 5 .45% , 9/18/26 (a) ............................... 500 503
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (a) ............................ 500 503
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 500 511
Protective Life Global Funding , 5 .47% , 12/8/28 (a) ............................... 400 409
Reliance Standard Life Global Funding II , 2 .75% , 1/21/27 (a) ........................ 350 345
RGA Global Funding , 6 .00% , 11/21/28 (a) ..................................... 400 413
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 5/2/26 @
100 (a) ........................................................... 500 494
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) ............. 500 497
Santander Holdings USA, Inc. , 5 .47% ( SOFR + 161 bps ) , 3/20/29 , Callable 3/20/28 @ 100 (b) . 350 355
Texas Capital Bancshares, Inc. , 5 .30% ( SOFR + 194 bps ) , 2/27/32 , Callable 2/27/31 @ 100 (b) . 250 247
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (g) ....... 250 248
The Goldman Sachs Group, Inc. , 5 .51% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (b) 500 505
TPG Operating Group II LP , 4 .88% , 5/15/31 , Callable 4/15/31 @ 100 ................. 225 221
Truist Bank , 3 .80% , 10/30/26 , Callable 9/30/26 @ 100 ............................ 250 249
U.S. Bancorp , 4 .55% ( SOFR + 166 bps ) , 7/22/28 , Callable 7/22/27 @ 100 (b) ............. 500 501
16,606
Health Care (3.0%):
Baxter International, Inc. , 4 .45% , 2/15/29 , Callable 1/15/29 @ 100 ................... 84 83
Centene Corp. , 4 .25% , 12/15/27 , Callable 4/17/26 @ 100 .......................... 339 334
CommonSpirit Health , 4 .35% , 9/1/30 , Callable 6/1/30 @ 100 ....................... 250 246
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .20% , 6/15/29 , Callable 5/15/29 @
100 (a) ........................................................... 500 507
Lifespan Corp. , 5 .05% , 2/15/30 , Callable 8/15/29 @ 100 ........................... 300 304
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 5/2/26 @ 101.31 (a) .................. 200 198
The Cigna Group , 4 .50% , 9/15/30 , Callable 8/15/30 @ 100 ......................... 250 249
Universal Health Services, Inc. , 1 .65% , 9/1/26 , Callable 8/1/26 @ 100 ................. 687 679
2,600
Industrials (3.5%):
American Airlines Pass Through Trust , 3 .60% , 9/22/27 ............................ 631 621
GXO Logistics, Inc. , 6 .25% , 5/6/29 , Callable 4/6/29 @ 100 ......................... 400 415
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) 400 407
Sodexo, Inc. , 5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) .......................... 250 253
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 500 524
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 214 214
5 .88% , 10/15/27 .................................................... 81 82
3 .45% , 12/1/27 .................................................... 283 277
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 197 200
2,993
Information Technology (0.9%):
Gartner, Inc. , 4 .95% , 3/20/31 , Callable 2/20/31 @ 100 ............................ 250 244
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 250 257
Salesforce, Inc. , 4 .65% , 3/15/29 , Callable 2/15/29 @ 100 .......................... 250 250
751
Materials (0.4%):
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 350 351
Real Estate (1.2%):
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... 300 301
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 250 249
SBA Tower Trust , 4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ..................... 500 502
1,052

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (0.5%):
Jersey Central Power & Light Co. , 4 .40% , 1/15/31 , Callable 12/15/30 @ 100 (a) .......... $ 250 $ 246
Vistra Operations Co. LLC , 7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............ 200 210
456
Total Corporate Bonds (Cost $26,952)
a
a
a
27,237
Yankee Dollars (14.1%)
Energy (1.2%):
Saudi Arabian Oil Co. , 4 .38% , 2/2/31 , Callable 1/2/31 @ 100 (a) (f) .................... 300 291
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 200 210
Var Energi ASA , 7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ....................... 500 523
1,024
Financials (9.5%):
ABN AMRO Bank NV , 6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ... 420 423
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 152 157
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 181 185
Bank of Montreal , 5 .72% , 9/25/28 , Callable 8/25/28 @ 100 ......................... 500 515
Barclays PLC , 6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) ............. 750 781
Brookfield Asset Management Ltd. , 4 .65% , 11/15/30 , Callable 10/15/30 @ 100 .......... 330 327
Canadian Imperial Bank of Commerce , 5 .93% , 10/2/26 (f) .......................... 500 504
CI Financial Corp. , 7 .50% , 5/30/29 , Callable 4/30/29 @ 100 (a) ...................... 46 48
Commonwealth Bank of Australia , 2 .69% , 3/11/31 (a) ............................. 250 226
Deutsche Bank AG , 4 .89% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... 500 501
Enstar Group Ltd. , 4 .95% , 6/1/29 , Callable 3/1/29 @ 100 (f) ........................ 500 498
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 250 258
Federation des Caisses Desjardins du Quebec , 4 .57% , 8/26/30 (a) (f) ................... 275 274
Nationwide Building Society , 6 .56% ( SOFR + 191 bps ) , 10/18/27 , Callable 10/18/26 @
100 (a) (b) ......................................................... 500 506
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 500 500
Societe Generale SA , 5 .52% ( H15T1Y + 150 bps ) , 1/19/28 , Callable 1/19/27 @ 100 (a) (b) .... 500 503
Svenska Handelsbanken AB , 5 .50% , 6/15/28 (a) ................................. 750 766
Swedbank AB , 6 .14% , 9/12/26 (a) ........................................... 500 504
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (b) . 200 199
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 500 498
8,173
Industrials (1.5%):
Air Canada Pass Through Trust
3 .75% , 12/15/27 (a) .................................................. 149 146
4 .13% , 12/15/27 (a) .................................................. 393 386
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ........... 500 521
Tyco Electronics Group SA , 4 .50% , 2/9/31 , Callable 1/9/31 @ 100 ................... 250 250
1,303
Information Technology (1.3%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 ............................... 250 251
Genpact UK Finco PLC/Genpact USA, Inc. , 4 .95% , 11/18/30 , Callable 10/18/30 @ 100 .... 250 245
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 150 153
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 500 513
1,162
Utilities (0.6%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (h) ............................ 500 500
Total Yankee Dollars (Cost $11,987)
a
a
a
12,162
Municipal Bonds (1.1%)
Maryland (0.3%):
Maryland Economic Development Corp. Revenue , 4 .79% , 11/30/29 ................... 250 254

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ $ 200 $ 202
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 200 203
Texas (0.4%):
Las Varas Public Facility Corp. Revenue , Series B , 4 .35% , 2/1/29 , Continuously Callable
@100 ........................................................... 300 300
Total Municipal Bonds (Cost $950)
a
a
a
959
U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Mortgage Corporation
7 .00% , 9/1/38 ..................................................... 1 1
5 .50% , 10/1/38 .................................................... 261 267
4 .00% , 1/1/40 ..................................................... 275 270
5 .00% , 8/1/40 ..................................................... 275 280
4 .50% , 10/1/40 .................................................... 146 145
963
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 354 366
4 .50% , 11/1/40 ..................................................... 285 283
5 .00% , 2/1/41 - 10/1/41 .............................................. 1,053 1,071
1,720
Total U.S. Government Agency Mortgages (Cost $2,787)
a
a
a
2,683
U.S. Treasury Obligations (11.8%)
U.S. Treasury Notes
4 .50% , 7/15/26 .................................................... 1,650 1,653
1 .13% , 10/31/26 .................................................... 425 418
4 .00% , 1/15/27 .................................................... 500 501
3 .88% , 11/30/27 .................................................... 1,500 1,501
4 .00% , 6/30/28 .................................................... 1,000 1,004
1 .25% , 9/30/28 .................................................... 825 775
2 .75% , 5/31/29 .................................................... 1,600 1,548
3 .75% , 6/30/30 .................................................... 2,850 2,832
Total U.S. Treasury Obligations (Cost $10,174)
a
a
a
10,232
Commercial Paper (2.4%)
Energy (1.0%):
Ovintiv, Inc. , 4 .20% , 4/2/26 (a) (i) ............................................ 850 850
Financials (1.0%):
Stellantis Financial Services US Corp. , 4 .15% , 4/1/26 (a) (i) ......................... 850 850
Utilities (0.4%):
NGPL PipeCo LLC , 4 .18% , 4/1/26 (a) (i) ....................................... 400 400
Total Commercial Paper (Cost $2,100)
a
a
a
2,100
Shares
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (j) ........ 253,264 254
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (j) ............ 253,264 253
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (j) ................ 253,264 253
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (j) . 253,264 253
Total Collateral for Securities Loaned (Cost $1,013)
a
a
a
1,013
Total Investments (Cost $86,257) — 100.6% 87,040
Liabilities in excess of other assets —  (0.6)% (560)
NET ASSETS - 100.00% $ 86,480

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
At March 31, 2026, the Fund's investments in foreign securities were 14.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$43,083 (thousands) and amounted to 49.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(e) Amount represents less than 0.05% of net assets.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(i) Rate represents the effective yield at March 31, 2026.
(j) Rate disclosed is the daily yield on March 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2026.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory High Yield Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.1%)
ABS Auto (0.1%):
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class C , 6 .81% , 9/26/33 , Callable
8/25/28 @ 100 (a) ................................................... $ 74 $ 74
Total Asset-Backed Securities (Cost $74)
a
a
a
74
Collateralized Mortgage Obligations (0.1%)
Commercial MBS (0.1%):
BAHA Trust , Series 2024-MAR , Class C , 7 .01% , 12/10/41 (a) (b) (c) ................... 107 110
Total Collateralized Mortgage Obligations (Cost $112)
a
a
a
110
Shares
Common Stocks (1.5%)
Consumer Discretionary (0.2%):
Men's Wearhouse, Inc. (d) ................................................. 20,063 286
Health Care (1.3%):
Air Methods Corp. (d) .................................................... 11,817 1,536
Total Common Stocks (Cost $223)
a
a
a
1,822
Principal Amount
(000)
Senior Secured Loans (5.7%)
Communication Services (0.9%):
Altice France SA, USD Term Loan B-14, First Lien , 10 .55% ( SOFR03M + 688 bps ) , 5/30/31 (e) 311 311
Oak-Eagle Acquireco, Inc., Term Loan B-1, First Lien , 3/23/33 (f) .................... 100 99
The E.W. Scripps Company, Tranche B-2 Term Loan, First Lien , 9 .43% ( SOFR01M + 575 bps ) ,
6/30/28 (e) ........................................................ 160 161
Versant Media Group, Inc., Initial Term Loans, First Lien , 7 .16% ( SOFR03M + 350 bps ) ,
1/30/31 (e) ........................................................ 250 249
Zayo Group Holdings, Inc., Initial Dollar Term Loan, First Lien , 6 .67% ( SOFR01M + 300 bps ) ,
3/11/30 (e) ........................................................ 286 281
1,101
Consumer Discretionar (0.2%):
TKC Holdings, Inc., 2026 Term Loan, First Lien , 8 .18% ( SOFR01M + 450 bps ) , 8/19/30 (e) ... 193 192
Consumer Discretionary (1.9%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 10 .68%
( SOFR01M + 700 bps ) , 1/4/29 (e) ......................................... 757 745
Great Outdoors Group LLC, Term Loan B, First Lien , 6 .92% ( SOFR01M + 325 bps ) , 1/23/32 (e) 148 148
Metropolis Technologies, Inc., Initial Term Loan, First Lien , 8 .98% ( SOFR06M + 525 bps ) ,
11/3/32 (e) ........................................................ 259 256
Ontario Gaming GTA LP, Term B Loans, First Lien , 7 .92% ( SOFR03M + 425 bps ) , 8/1/30 (e) .. 104 97
Petco Health & Wellness Co., Inc., 2026 Term Loan, First Lien , 7 .92% ( SOFR03M + 425 bps ) ,
1/31/31 (e) ........................................................ 655 639
PetSmart, Inc., Initial Term Loan, First Lien , 7 .67% ( SOFR01M + 400 bps ) , 8/18/32 (e) ...... 500 496
2,381
Energy (0.4%):
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien , 8 .20%
( SOFR03M + 450 bps ) , 11/15/30 (e) ....................................... 448 428
Financials (2.0%):
1261229 BC Ltd., Initial Term Loan, First Lien , 9 .92% ( SOFR01M + 625 bps ) , 10/8/30 (e) .... 99 96
C&S Wholesale Grocers, Inc., Initial Term Loan, First Lien , 8 .67% ( SOFR03M + 500 bps ) ,
8/6/30 (e) ......................................................... 855 835
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien , 8 .92% ( SOFR01M + 525 bps ) , 7/8/30 (e) .. 408 374
Hyperion Refinance SARL, 2025-3 Dollar Refinancing Term Loan, First Lien , 6 .42%
( SOFR01M + 275 bps ) , 4/18/30 (e) ........................................ 174 170
Osaic Holdings, Inc., Term B-1 Loans, First Lien , 6 .16% ( SOFR03M + 250 bps ) , 7/30/32 (e) .. 52 51
SGH2 LLC, Initial Term Loan, First Lien , 8 .17% ( SOFR03M + 450 bps ) , 8/18/32 (e) ........ 155 152
Superannuation & Investments US LLC, Term Loan, First Lien , 12/1/28 (f) .............. 108 108

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien , 6 .92%
( SOFR01M + 325 bps ) , 6/17/32 (e) ........................................ $ 351 $ 323
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien , 7 .91% ( SOFR03M + 425 bps ) ,
7/1/32 (e) ......................................................... 199 197
2,306
Health Care (0.0%):
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 2/4/27 (f) (g) ............ 1,423 —
Information Technology (0.3%):
Epicor Software Corp., Term E Loans, First Lien , 5/30/31 (f) ........................ 300 294
Total Senior Secured Loans (Cost $8,129)
a
a
a
6,702
Corporate Bonds (66.1%)
Communication Services (12.0%):
AMC Networks, Inc.
10 .25% , 1/15/29 , Callable 4/6/26 @ 105.13 (a) .............................. 93 98
10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) ............................. 474 468
CCO Holdings LLC/CCO Holdings Capital Corp.
4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (a) ................................ 100 87
4 .25% , 1/15/34 , Callable 1/15/28 @ 102.13 (a) (h) ............................ 1,535 1,313
7 .38% , 2/1/36 , Callable 2/1/31 @ 103.69 (a) (h) .............................. 219 218
Clear Channel Outdoor Holdings, Inc.
7 .50% , 6/1/29 , Callable 5/2/26 @ 101.88 (a) ................................ 417 419
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 194 203
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (a) .............................. 321 340
Connect Holding II LLC , 10 .50% , 4/3/31 , Callable 12/24/27 @ 100 (a) ................. 109 109
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 4/12/26 @ 105.88 (a) .................. 900 651
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 5/2/26 @ 100 (a) (i) .......... 2,028 296
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5 .88% , 8/15/27 , Callable 5/2/26 @ 101.47 (a) ............................... 40 40
10 .00% , 2/15/31 , Callable 2/15/27 @ 105 (a) ............................... 428 437
Discovery Global Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .............. 410 274
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 4/12/26 @ 102.94 (a) ................ 1,366 1,407
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 579 625
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (j) ............................... 507 513
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 5/2/26 @ 100 (a) ........ 458 459
Getty Images, Inc. , 10 .50% , 11/15/30 , Callable 11/15/27 @ 105.25 (a) ................. 235 212
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) ............................. 44 47
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (a) ............................ 214 158
9 .63% , 7/15/32 , Callable 7/15/28 @ 104.81 (a) .............................. 25 25
iHeartCommunications, Inc. , 7 .00% , 1/15/31 , Callable 12/20/26 @ 103.5 (a) ............. 197 151
Lamar Media Corp.
3 .63% , 1/15/31 , Callable 4/17/26 @ 101.81 ................................ 129 120
5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) .............................. 27 27
Level 3 Financing, Inc.
3 .75% , 7/15/29 , Callable 5/2/26 @ 100 (a) ................................. 306 285
6 .88% , 6/30/33 , Callable 6/30/28 @ 103.44 (a) .............................. 102 104
7 .00% , 3/31/34 , Callable 8/31/28 @ 103.5 (a) ............................... 223 228
8 .50% , 1/15/36 , Callable 1/15/31 @ 104.25 (a) .............................. 218 228
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 4/12/26 @ 100 (a) .............. 300 293
Neptune Bidco US, Inc. , 9 .50% , 2/15/33 , Callable 2/15/29 @ 104.75 (a) ................ 109 106
News Corp. , 5 .13% , 2/15/32 , Callable 2/15/27 @ 102.56 (a) ......................... 150 147
Oak-Eagle Acquireco, Inc. , 7 .25% , 7/1/33 , Callable 7/1/29 @ 103.63 (a) ................ 98 102
OAK-Eagle Acquireco, Inc. , 8 .75% , 7/1/34 , Callable 7/1/29 @ 104.38 (a) ............... 92 96
Paramount Global , 4 .38% , 3/15/43 .......................................... 209 126
Playtika Holding Corp. , 4 .25% , 3/15/29 , Callable 5/2/26 @ 100 (a) .................... 109 85
Scripps Escrow II, Inc.
3 .88% , 1/15/29 , Callable 5/2/26 @ 100 (a) (h) ............................... 218 202
5 .38% , 1/15/31 , Callable 5/2/26 @ 102.69 (a) (h) ............................. 143 106
Sinclair Television Group, Inc. , 8 .13% , 2/15/33 , Callable 2/15/28 @ 104.06 (a) ........... 280 285

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The E.W. Scripps Co. , 9 .88% , 8/15/30 , Callable 8/15/27 @ 104.94 (a) .................. $ 136 $ 132
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6 .50% , 2/15/29 , Callable 4/27/26 @ 100 (a) ................................ 939 913
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (a) (h) ............................ 109 111
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (a) .............................. 102 106
Uniti Services LLC , 7 .50% , 10/15/33 , Callable 10/15/28 @ 103.75 (a) ................. 215 223
Univision Communications, Inc.
7 .38% , 6/30/30 , Callable 5/2/26 @ 103.69 (a) ............................... 213 209
9 .38% , 8/1/32 , Callable 8/1/28 @ 104.69 (a) ................................ 205 211
Versant Media Group, Inc. , 7 .25% , 1/30/31 , Callable 1/30/28 @ 103.63 (a) .............. 134 137
Zayo Group Holdings, Inc.
9 .25% , 3/9/30 , Callable 4/12/26 @ 100 (a) (k) ............................... 609 605
13 .75% , 9/9/30 , Callable 5/2/26 @ 100 (a) (h) (l) ............................. 435 406
14,143
Consumer Discretionary (9.7%):
Advance Auto Parts, Inc. , 7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (a) (h) ............... 575 581
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 675 640
Ashton Woods USA LLC/Ashton Woods Finance Co.
4 .63% , 4/1/30 , Callable 5/2/26 @ 101.16 (a) ................................ 565 526
6 .88% , 8/1/33 , Callable 8/1/28 @ 103.44 (a) ................................ 270 261
Beach Acquisition Bidco LLC , 10 .00% , 7/15/33 , Callable 7/15/28 @ 103 (a) (m) .......... 163 174
Beazer Homes USA, Inc. , 7 .50% , 3/15/31 , Callable 3/15/27 @ 103.75 (a) ............... 650 640
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) ................... 175 167
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 5/2/26 @ 101.19 (a) ...................... 347 337
Caesars Entertainment, Inc.
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 265 262
6 .00% , 10/15/32 , Callable 10/15/27 @ 103 (a) (h) ............................ 498 458
Century Communities, Inc. , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) ................ 300 282
Churchill Downs, Inc. , 6 .75% , 5/1/31 , Callable 5/1/26 @ 103.38 (a) ................... 125 127
CP Atlas Buyer, Inc.
9 .75% , 7/15/30 , Callable 7/15/27 @ 104.88 (a) (h) ............................ 201 189
12 .75% , 1/15/31 , Callable 12/2/28 @ 103 (a) (h) (n) ........................... 333 262
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. , 6 .75% , 1/15/30 , Callable
5/2/26 @ 101.69 (a) (h) ............................................... 131 122
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 179 181
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/2/26 @ 102 (a) ........... 325 305
Installed Building Products, Inc. , 5 .63% , 2/1/34 , Callable 2/1/29 @ 102.81 (a) ............ 55 54
Light & Wonder International, Inc. , 6 .25% , 10/1/33 , Callable 10/1/28 @ 103.13 (a) ........ 160 157
Lithia Motors, Inc. , 4 .38% , 1/15/31 , Callable 5/2/26 @ 102.19 (a) ..................... 503 472
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 4/17/26 @ 100 ........................... 355 351
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 25 25
Muvico LLC , 15 .00% , 2/19/29 , Callable 7/31/27 @ 107.5 (a) (o) ...................... 217 206
Newell Brands, Inc.
6 .63% , 5/15/32 , Callable 2/15/32 @ 100 (h) ................................ 218 208
7 .38% , 4/1/36 , Callable 10/1/35 @ 100 (h) ................................. 80 74
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 (h) .......................... 147 137
Petco Health & Wellness Co., Inc. , 8 .25% , 2/1/31 , Callable 2/1/28 @ 104.13 (a) .......... 326 326
PetSmart LLC/PetSmart Finance Corp.
7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) .............................. 550 554
10 .00% , 9/15/33 , Callable 9/15/28 @ 105 (a) ............................... 50 50
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 150 118
S&S Holdings LLC , 8 .38% , 10/1/31 , Callable 10/1/27 @ 104.19 (a) ................... 276 244
Saks Global Enterprises LLC
11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) (i) ........................... 73 1
11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) (i) ........................... 201 — (p)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 5/2/26
@ 101.66 (a) ...................................................... 178 154
Staples, Inc. , 10 .75% , 9/1/29 , Callable 9/1/26 @ 105.38 (a) ......................... 250 232
Taylor Morrison Communities, Inc.
5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (a) ............................... 175 175
5 .13% , 8/1/30 , Callable 2/1/30 @ 100 (a) .................................. 188 186
5 .75% , 11/15/32 , Callable 5/15/32 @ 100 (a) ................................ 55 55
The Men's Wearhouse LLC , 9 .00% , 2/1/31 , Callable 2/1/28 @ 104.5 (a) ................ 54 55

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Michaels Cos., Inc.
8 .50% , 3/15/33 , Callable 3/15/29 @ 104.25 (a) .............................. $ 326 $ 317
11 .00% , 3/15/34 , Callable 3/15/29 @ 105.5 (a) .............................. 108 101
TKC Holdings, Inc.
8 .50% , 8/15/30 , Callable 8/15/27 @ 104.25 (a) .............................. 218 219
12 .00% , 2/15/31 , Callable 2/15/28 @ 106 (a) ............................... 109 112
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 245 248
Weekley Homes LLC/Weekley Finance Corp.
4 .88% , 9/15/28 , Callable 5/2/26 @ 100.81 (a) ............................... 250 242
6 .75% , 1/15/34 , Callable 1/15/29 @ 103.38 (a) .............................. 439 421
ZF North America Capital, Inc. , 6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (a) ............. 450 429
11,437
Consumer Staples (3.0%):
Albertsons Cos., Inc. , 5 .63% , 3/31/32 , Callable 3/31/28 @ 102.81 (a) .................. 475 467
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .75% , 3/31/34 ,
Callable 11/15/28 @ 102.88 (a) ......................................... 130 127
C&S Group Enterprises LLC , 5 .00% , 12/15/28 , Callable 5/2/26 @ 100 (a) (h) ............ 526 486
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (a) .............................. 339 336
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 52 50
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 4/12/26 @ 100 (a) ................ 499 472
Performance Food Group, Inc.
4 .25% , 8/1/29 , Callable 5/2/26 @ 101.06 (a) ................................ 25 24
5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (a) ................................ 218 211
Post Holdings, Inc.
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (a) .............................. 589 596
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ................................ 100 99
U.S. Foods, Inc. , 5 .75% , 4/15/33 , Callable 10/15/27 @ 102.88 (a) ..................... 615 614
3,482
Energy (3.4%):
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 5/2/26 @ 104.19 (a) ................ 740 764
Crescent Energy Finance LLC , 7 .88% , 4/15/32 , Callable 4/15/27 @ 103.94 (a) ........... 158 162
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 285 291
Hilcorp Energy I LP/Hilcorp Finance Co.
5 .75% , 2/1/29 , Callable 5/2/26 @ 100.96 (a) ................................ 161 159
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (a) .............................. 315 314
Moss Creek Resources Holdings, Inc. , 8 .25% , 9/1/31 , Callable 9/1/27 @ 104.13 (a) ........ 77 77
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 4/17/26 @ 101.88 (a) ................. 327 303
Permian Resources Operating LLC
5 .88% , 7/1/29 , Callable 5/2/26 @ 101.47 (a) ................................ 280 280
6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) ................................ 75 76
Sunoco LP
7 .88% ( H15T5Y + 423 bps ) , Callable 9/18/30 @ 100 (a) (e) (q) .................... 106 108
7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (a) ................................ 57 59
6 .25% , 7/1/33 , Callable 7/1/28 @ 103.13 (a) ................................ 400 402
5 .88% , 3/15/34 , Callable 9/15/28 @ 102.94 (a) .............................. 159 157
5 .63% , 7/15/34 , Callable 3/15/29 @ 102.81 (a) .............................. 108 106
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. , 7 .38% , 2/15/29 , Callable 5/2/26
@ 103.69 (a) ...................................................... 130 134
Venture Global LNG, Inc. , 9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) (h) .............. 210 226
Venture Global Plaquemines LNG LLC , 7 .75% , 5/1/35 , Callable 12/1/34 @ 100 (a) ........ 321 360
3,978
Financials (10.4%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 5/2/26 @ 104.13 (a) ................................ 616 609
6 .00% , 8/1/29 , Callable 5/2/26 @ 101.5 (a) ................................. 773 726
7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (a) .............................. 225 225
6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ................................ 134 129
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6 .50% , 10/1/31 , Callable 10/1/27 @ 103.25 (a) .............................. 136 134
7 .38% , 10/1/32 , Callable 10/1/27 @ 103.69 (a) .............................. 109 107
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (e) (q) ............ 334 331

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. , 7 .50% , 7/15/33 , Callable
7/15/28 @ 103.75 (a) ................................................ $ 797 $ 755
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 86 84
Asurion LLC/ Asurion Co-Issuer, Inc. , 8 .38% , 2/1/34 , Callable 2/1/29 @ 104.19 (a) ........ 218 212
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 158 159
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (a) (h) ............................................... 407 367
Block, Inc.
6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ................................ 150 151
6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ................................ 152 150
Broadstreet Partners Group LLC , 5 .88% , 4/15/29 , Callable 5/2/26 @ 100 (a) ............. 553 539
Burford Capital Global Finance LLC
7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) .............................. 1,006 837
8 .50% , 1/15/34 , Callable 1/15/29 @ 104.25 (a) .............................. 54 46
Credit Acceptance Corp. , 6 .63% , 3/15/30 , Callable 3/15/27 @ 103.31 (a) ................ 217 212
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (a) ......................... 177 185
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 545 542
HA Sustainable Infrastructure Capital, Inc. , 8 .00% ( H15T5Y + 430 bps ) , 6/1/56 , Callable 3/1/31
@ 100 (e) ......................................................... 109 113
Hightower Holding LLC
6 .75% , 4/15/29 , Callable 5/2/26 @ 100 (a) ................................. 28 27
9 .13% , 1/31/30 , Callable 7/31/26 @ 104.56 (a) .............................. 132 135
HUB International Ltd. , 7 .38% , 1/31/32 , Callable 1/31/27 @ 103.69 (a) ................ 172 175
Hunt Cos., Inc. , 5 .25% , 4/15/29 , Callable 5/2/26 @ 100 (a) ......................... 250 235
Industrial F&B Investments III, Inc. , 7 .75% , 2/11/33 , Callable 2/1/29 @ 103.88 (a) ........ 217 219
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 890 903
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 520 361
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 174 169
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (a) ..................... 80 86
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (a) ................................ 157 157
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) .................................. 478 472
OT Midco, Inc. , 10 .00% , 2/15/30 , Callable 2/15/27 @ 105 (a) (h) ..................... 437 182
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 928 930
PRA Group, Inc. , 8 .88% , 1/31/30 , Callable 6/1/26 @ 104.44 (a) ...................... 210 212
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (a) ....... 378 387
Starwood Property Trust, Inc. , 7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (a) ............... 175 180
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 123 128
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 487 507
Willis North America, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................. 167 163
12,241
Health Care (4.3%):
Acadia Healthcare Co., Inc. , 7 .38% , 3/15/33 , Callable 3/15/28 @ 103.69 (a) (h) ........... 316 324
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 5/2/26 @ 101.63 (a) ............... 672 628
Centene Corp. , 4 .63% , 12/15/29 , Callable 5/2/26 @ 101.54 ......................... 806 765
CHS/Community Health Systems, Inc.
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (a) ............................. 57 61
9 .75% , 1/15/34 , Callable 8/15/28 @ 104.88 (a) .............................. 220 228
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (e) ....... 96 99
DENTSPLY SIRONA, Inc. , 8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (e) .. 487 475
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 5/2/26 @ 102.31 ................... 80 77
Medline Borrower LP
3 .88% , 4/1/29 , Callable 5/2/26 @ 100.97 (a) ................................ 362 350
5 .25% , 10/1/29 , Callable 5/2/26 @ 101.31 (a) ............................... 153 152
Organon & Co./Organon Foreign Debt Co-Issuer BV , 7 .88% , 5/15/34 , Callable 5/15/29 @
103.94 (a) (h) ...................................................... 544 448
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc. , 8 .75% , 4/17/32 , Callable 4/17/28
@ 104.38 (a) ...................................................... 114 101
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 5/2/26 @ 101.34 (a) ............. 364 358
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 5/2/26 @ 101.88 (a) .................... 421 386
Prime Healthcare Services, Inc. , 9 .38% , 9/1/29 , Callable 9/1/26 @ 104.69 (a) ............ 234 243

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Tenet Healthcare Corp.
6 .13% , 10/1/28 , Callable 5/2/26 @ 100 ................................... $ 196 $ 197
6 .00% , 11/15/33 , Callable 11/15/28 @ 103 (a) (h) ............................. 11 11
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (a) .......... 232 225
5,128
Industrials (11.8%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 4/12/26 @ 103.38 (a) ............... 314 320
Advanced Drainage Systems, Inc. , 5 .38% , 3/1/34 , Callable 3/1/29 @ 102.69 (a) ........... 109 106
Alta Equipment Group, Inc. , 9 .00% , 6/1/29 , Callable 6/1/26 @ 104.5 (a) (h) .............. 70 62
American Airlines, Inc. , 7 .25% , 2/15/28 , Callable 4/12/26 @ 101.81 (a) ................ 50 50
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 445 442
Amsted Industries, Inc. , 6 .38% , 3/15/33 , Callable 3/15/28 @ 103.19 (a) ................ 344 346
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 25 26
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. 350 346
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .................. 167 170
Beacon Mobility Corp. , 7 .25% , 8/1/30 , Callable 8/1/27 @ 103.63 (a) .................. 20 21
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 5/2/26 @ 101.5 (a) ................. 64 62
Brundage-Bone Concrete Pumping Holdings, Inc. , 7 .50% , 2/1/32 , Callable 2/1/28 @ 103.75 (a) 291 294
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (a) ................. 473 469
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 4/17/26 @ 100 (a) .................. 150 144
Carpenter Technology Corp. , 5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (a) ............... 218 216
Columbus McKinnon Corp. , 7 .13% , 2/1/33 , Callable 2/1/29 @ 103.56 (a) (h) ............. 218 218
CompoSecure Holdings LLC , 5 .63% , 2/1/33 , Callable 2/1/29 @ 102.81 (a) .............. 11 11
Cornerstone Building Brands, Inc. , 9 .50% , 8/15/29 , Callable 8/15/26 @ 104.75 (a) ......... 988 589
Dcli Bidco LLC , 7 .75% , 11/15/29 , Callable 11/15/26 @ 103.88 (a) .................... 349 353
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) 482 496
Enpro, Inc. , 6 .13% , 6/1/33 , Callable 6/1/28 @ 103.06 (a) ........................... 125 126
EquipmentShare.com, Inc. , 8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (a) ................ 493 509
Esab Corp.
6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) .............................. 80 81
5 .63% , 4/1/31 , Callable 4/1/28 @ 102.81 (a) ................................ 162 163
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 307 310
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ...................... 277 280
Herc Holdings, Inc.
7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (a) (h) ............................ 633 650
6 .00% , 3/15/34 , Callable 3/15/29 @ 103 (a) (h) .............................. 329 318
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (a) ... 155 147
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 27 27
LSF12 Helix Parent LLC , 7 .13% , 2/1/33 , Callable 2/1/28 @ 103.56 (a) ................. 109 105
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) (h) ................... 350 343
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 164 169
QXO Building Products, Inc. , 6 .75% , 4/30/32 , Callable 4/30/28 @ 103.38 (a) ............ 233 238
RB Global Holdings, Inc. , 7 .75% , 3/15/31 , Callable 4/12/26 @ 103.88 (a) ............... 250 260
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 368 363
RXO, Inc. , 6 .38% , 5/15/31 , Callable 5/15/28 @ 103.19 (a) .......................... 490 471
Science Applications International Corp. , 5 .88% , 11/1/33 , Callable 11/1/28 @ 102.94 (a) .... 106 104
Sensata Technologies, Inc. , 6 .63% , 7/15/32 , Callable 7/15/27 @ 103.31 (a) .............. 175 179
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 214 211
Standard Building Solutions, Inc. , 5 .88% , 3/15/34 , Callable 3/15/29 @ 102.94 (a) ......... 495 479
Standard Industries, Inc. , 3 .38% , 1/15/31 , Callable 5/2/26 @ 101.69 (a) ................. 1,000 899
Star Leasing Co. LLC , 7 .63% , 2/15/30 , Callable 2/15/27 @ 103.81 (a) ................. 110 102
Synergy Infrastructure Holdings LLC , 7 .88% , 12/1/30 , Callable 12/1/27 @ 103.94 (a) ...... 109 111
The GEO Group, Inc.
8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 ................................ 89 92
10 .25% , 4/15/31 , Callable 4/15/27 @ 105.13 ............................... 41 44
TransDigm, Inc. , 6 .00% , 1/15/33 , Callable 9/15/27 @ 103 (a) ........................ 435 435
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 430 417
United Rentals North America, Inc. , 6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (a) ........ 582 590
Waste Pro USA, Inc. , 7 .00% , 2/1/33 , Callable 2/1/28 @ 103.5 (a) ..................... 268 272
WESCO Distribution, Inc.
7 .25% , 6/15/28 , Callable 5/2/26 @ 101.21 (a) ............................... 375 377
5 .50% , 4/15/34 , Callable 4/15/29 @ 102.75 (a) .............................. 108 106

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
XPO, Inc. , 7 .13% , 6/1/31 , Callable 6/1/26 @ 103.56 (a) ............................ $ 123 $ 127
13,846
Information Technology (4.7%):
Capstone Borrower, Inc. , 8 .00% , 6/15/30 , Callable 6/15/26 @ 104 (a) .................. 180 172
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
5/2/26 @ 104 (a) .................................................... 750 558
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 4/12/26 @ 103.25 (a) .............................. 651 633
9 .00% , 9/30/29 , Callable 5/2/26 @ 104.5 (a) ................................ 265 256
CoreWeave, Inc. , 9 .25% , 6/1/30 , Callable 6/1/27 @ 104.63 (a) ....................... 108 105
Diebold Nixdorf, Inc. , 7 .75% , 3/31/30 , Callable 12/18/26 @ 103.88 (a) ................. 36 37
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 238 232
Gen Digital, Inc.
7 .13% , 9/30/30 , Callable 4/12/26 @ 103.56 (a) .............................. 80 81
6 .25% , 4/1/33 , Callable 4/1/28 @ 103.13 (a) ................................ 111 108
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 4/12/26 @ 101.28 (a) .................... 325 311
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 395 337
Oracle Corp. , 4 .65% , 5/6/30 , Callable 3/6/30 @ 100 .............................. 503 492
Qnity Electronics, Inc. , 6 .25% , 8/15/33 , Callable 8/15/28 @ 103.13 (a) ................. 125 127
Rocket Software, Inc. , 9 .00% , 11/28/28 , Callable 4/12/26 @ 103 (a) ................... 608 607
Sabre Financial Borrower LLC , 11 .13% , 6/15/29 , Callable 6/15/27 @ 105.56 (a) .......... 274 281
Sabre GLBL, Inc. , 11 .13% , 7/15/30 , Callable 7/15/27 @ 105.56 (a) .................... 216 183
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 818 802
Zebra Technologies Corp. , 6 .50% , 6/1/32 , Callable 6/1/27 @ 103.25 (a) ................ 225 226
5,548
Materials (3.9%):
AmeriTex HoldCo Intermediate LLC , 7 .63% , 8/15/33 , Callable 8/15/28 @ 103.81 (a) ...... 285 294
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (a) .................. 875 912
Avient Corp. , 6 .25% , 11/1/31 , Callable 9/15/27 @ 103.13 (a) ........................ 80 81
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 5/2/26 @ 100 (a) ............... 300 284
Clydesdale Acquisition Holdings, Inc. , 6 .75% , 4/15/32 , Callable 4/15/28 @ 103.38 (a) ...... 100 95
Commercial Metals Co. , 6 .00% , 12/15/35 , Callable 12/15/30 @ 103 (a) ................ 191 188
Compass Minerals International, Inc. , 8 .00% , 7/1/30 , Callable 7/1/27 @ 104 (a) ........... 57 59
Knife River Corp. , 7 .75% , 5/1/31 , Callable 5/2/26 @ 103.88 (a) ...................... 475 492
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 5/2/26 @ 100 (a) ................... 150 144
Mativ Holdings, Inc. , 8 .00% , 10/1/29 , Callable 10/1/26 @ 104 (a) (h) .................. 150 140
Mauser Packaging Solutions Holding Co. , 7 .88% , 4/15/30 , Callable 6/1/27 @ 103.94 (a) .... 109 109
Novelis Corp.
6 .88% , 1/30/30 , Callable 1/30/27 @ 103.44 (a) (h) ............................ 181 183
6 .38% , 8/15/33 , Callable 8/15/28 @ 103.19 (a) .............................. 109 107
Olin Corp. , 6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ........................... 67 65
Quikrete Holdings, Inc. , 6 .38% , 3/1/32 , Callable 3/1/28 @ 103.19 (a) .................. 508 516
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (a) .................. 250 261
Sealed Air Corp. , 6 .50% , 7/15/32 (a) .......................................... 178 188
Solstice Advanced Materials, Inc. , 5 .63% , 9/30/33 , Callable 9/30/28 @ 102.81 (a) ......... 64 63
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 273 283
WR Grace Holdings LLC , 7 .00% , 8/1/33 , Callable 2/1/29 @ 103.5 (a) ................. 109 106
4,570
Real Estate (1.6%):
Cushman & Wakefield U.S. Borrower LLC , 8 .88% , 9/1/31 , Callable 9/1/26 @ 104.44 (a) .... 260 275
Forestar Group, Inc. , 6 .50% , 3/15/33 , Callable 3/15/28 @ 103.25 (a) ................... 258 255
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer , 4 .88% ,
5/15/29 , Callable 5/2/26 @ 101.22 (a) ..................................... 80 77
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 5/2/26 @ 100.75 (a) ............................... 162 157
5 .75% , 3/15/34 , Callable 3/15/29 @ 102.88 (a) .............................. 108 107
Service Properties Trust
8 .63% , 11/15/31 , Callable 11/15/26 @ 104.31 (a) ............................ 240 251
8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 ................................ 451 446

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Howard Hughes Corp.
4 .38% , 2/1/31 , Callable 4/17/26 @ 102.19 (a) ............................... $ 114 $ 105
6 .13% , 3/1/34 , Callable 3/1/29 @ 103.06 (a) ................................ 238 229
1,902
Utilities (1.3%):
Entergy Corp. , 7 .13% ( H15T5Y + 267 bps ) , 12/1/54 , Callable 9/1/29 @ 100 (e) ............ 558 571
NRG Energy, Inc. , 5 .75% , 7/15/29 , Callable 4/12/26 @ 101.44 (a) .................... 300 300
The Hertz Corp. , 12 .63% , 7/15/29 , Callable 7/15/27 @ 106.31 (a) (h) ................... 535 469
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............. 150 155
1,495
Total Corporate Bonds (Cost $81,433)
a
a
a
77,770
Yankee Dollars (16.7%)
Communication Services (1.3%):
Altice France SA , 9 .50% , 11/1/29 , Callable 10/1/26 @ 101 (a) ....................... 210 212
Bell Telephone Co. of Canada or Bell Canada , 6 .88% ( H15T5Y + 239 bps ) , 9/15/55 , Callable
6/15/30 @ 100 (e) ................................................... 61 62
Fibercop SpA , 7 .20% , 7/18/36 , Callable 4/18/36 @ 100 (a) ......................... 345 344
Iliad Holding SAS , 8 .50% , 4/15/31 , Callable 4/15/27 @ 104.25 (a) .................... 250 262
Rogers Communications, Inc. , 7 .00% ( H15T5Y + 265 bps ) , 4/15/55 , Callable 2/14/30 @ 100 (e) 111 111
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 125 135
TELUS Corp. , 6 .38% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (e) ............. 146 144
Virgin Media Finance PLC , 5 .00% , 7/15/30 , Callable 5/2/26 @ 102.5 (a) ................ 5 4
Virgin Media O2 Vendor Financing Notes VI DAC , 8 .50% , 3/15/33 , Callable 3/15/29 @
104.25 (a) ......................................................... 27 24
Vmed O2 UK Financing I PLC , 4 .75% , 7/15/31 , Callable 7/15/26 @ 102.38 (a) ........... 240 206
1,504
Consumer Discretionary (3.9%):
Belron UK Finance PLC , 5 .75% , 10/15/29 , Callable 10/15/26 @ 102.88 (a) .............. 175 176
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... 315 306
Carnival Corp. , 6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) (h) .................... 188 190
Global Auto Holdings Ltd./AAG FH UK Ltd.
11 .50% , 8/15/29 , Callable 11/15/26 @ 105.75 (a) ............................ 157 156
8 .75% , 1/15/32 , Callable 1/15/27 @ 104.38 (a) .............................. 408 348
Great Canadian Gaming Corp./Raptor LLC , 8 .75% , 11/15/29 , Callable 11/15/26 @ 104.38 (a) 147 143
Mattamy Group Corp.
4 .63% , 3/1/30 , Callable 5/2/26 @ 101.54 (a) ................................ 151 144
6 .00% , 12/15/33 , Callable 12/15/28 @ 103 (a) ............................... 110 104
Melco Resorts Finance Ltd. , 5 .38% , 12/4/29 , Callable 5/2/26 @ 101.79 (a) .............. 150 144
NCL Corp. Ltd.
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 716 710
6 .25% , 9/15/33 , Callable 9/15/28 @ 103.13 (a) .............................. 209 203
Nissan Motor Co. Ltd. , 7 .75% , 7/17/32 , Callable 5/17/32 @ 100 (a) ................... 203 206
Royal Caribbean Cruises Ltd. , 6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) ................ 1,105 1,118
Viking Cruises Ltd.
9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (a) .............................. 138 145
5 .88% , 10/15/33 , Callable 10/15/28 @ 102.94 (a) ............................ 134 133
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 5/2/26 @ 100 (a) ........... 400 399
4,625
Consumer Staples (0.5%):
Opal Bidco SAS , 6 .50% , 3/31/32 , Callable 3/31/28 @ 103.25 (a) ..................... 600 600
Energy (0.2%):
Breakwater Energy Holdings SARL , 9 .25% , 11/15/30 , Callable 11/15/27 @ 104.63 (a) ...... 97 102
Consolidated Energy Finance SA , 12 .00% , 2/15/31 , Callable 2/15/27 @ 106 (a) (h) ......... 116 114
Vermilion Energy, Inc. , 7 .25% , 2/15/33 , Callable 2/28/28 @ 103.63 (a) ................. 80 81
297
Financials (3.7%):
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 281 284

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... $ 754 $ 732
Azorra Finance Ltd. , 6 .25% , 2/15/34 , Callable 2/15/29 @ 103.13 (a) ................... 262 244
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 277 274
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 5/2/26 @ 103.44 (a) ............................... 25 26
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 197 197
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7 .25% , 2/15/31 , Callable 2/15/27 @ 103.63 (a) .............................. 41 41
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 846 793
IHO Verwaltungs GmbH , 8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (r) .............. 500 515
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 5/2/26 @ 104.25 (a) ............................... 412 420
6 .88% , 10/1/33 , Callable 10/1/28 @ 103.44 (a) (h) ............................ 385 352
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (a) (e) ....... 183 184
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 250 262
4,324
Health Care (1.0%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (a) ...................... 695 707
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 4/12/26 @ 104.19 (a) ................. 25 26
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 (h) ........... 464 424
1,157
Industrials (3.5%):
ATS Corp. , 4 .13% , 12/15/28 , Callable 5/2/26 @ 100 (a) ............................ 150 145
Avianca Midco 2 PLC
9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) .............................. 368 343
9 .50% , 1/28/31 , Callable 1/28/28 @ 104.75 (a) .............................. 427 393
Bombardier, Inc.
8 .75% , 11/15/30 , Callable 11/15/26 @ 104.38 (a) ............................ 875 932
6 .75% , 6/15/33 , Callable 6/15/28 @ 103.38 (a) .............................. 212 219
Cimpress PLC , 7 .38% , 9/15/32 , Callable 9/15/27 @ 103.69 (a) (h) ..................... 130 129
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 506 488
Latam Airlines Group SA , 7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) (h) ............ 264 266
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 5/4/26 @ 101.38 (a) ......................... 225 212
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9 .50% , 6/1/28 , Callable 5/2/26 @ 104.75 (a) (h) .............................. 469 458
6 .38% , 2/1/30 , Callable 5/2/26 @ 101.59 (a) (h) .............................. 611 527
4,112
Information Technology (0.9%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 792 812
Seagate Data Storage Technology Pte Ltd. , 8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) ... 243 255
1,067
Materials (1.7%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 50 52
Aris Mining Corp. , 8 .00% , 10/31/29 , Callable 10/31/26 @ 104 (a) .................... 90 93
Endeavour Mining PLC , 7 .00% , 5/28/30 , Callable 5/28/27 @ 103.5 (a) ................. 200 203
First Quantum Minerals Ltd. , 7 .25% , 2/15/34 , Callable 2/15/29 @ 103.63 (a) ............. 167 170
Ivanhoe Mines Ltd. , 7 .88% , 1/23/30 , Callable 1/23/27 @ 103.94 (a) ................... 143 145
NOVA Chemicals Corp.
9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (a) ............................... 1,150 1,214
7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (a) ............................... 85 90
1,967
Total Yankee Dollars (Cost $19,767)
a
a
a
19,653
Commercial Paper (8.3%)
Consumer Discretionary (0.9%):
Genuine Parts Co. , 4 .27% , 4/22/26 (a) (s) ....................................... 1,100 1,097
Consumer Staples (0.9%):
Keurig Dr. Pepper, Inc. , 4 .21% , 4/14/26 (a) (s) ................................... 1,100 1,098

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (1.0%):
Ovintiv, Inc. , 4 .22% , 4/9/26 (a) (s) ............................................ $ 1,100 $ 1,099
Financials (0.9%):
Stellantis Financial Services US Corp. , 4 .45% , 6/22/26 (a) (s) ........................ 1,100 1,089
Health Care (0.9%):
HCA, Inc.
4 .24% , 4/16/26 (a) (s) ................................................. 800 798
4 .38% , 5/6/26 (a) (s) ................................................. 300 299
1,097
Industrials (1.5%):
Air Lease Corp. , 4 .14% , 4/2/26 (a) (s) ......................................... 600 600
Sonoco Products Co. , 4 .15% , 4/1/26 (a) (s) ..................................... 1,100 1,100
1,700
Information Technology (0.4%):
Jabil, Inc. , 4 .49% , 4/8/26 (a) (s) .............................................. 500 500
Utilities (1.8%):
Evergy Missouri West, Inc.
3 .97% , 4/7/26 (a) (s) ................................................. 800 799
3 .98% , 4/8/26 (a) (s) ................................................. 300 300
The AES Corp. , 4 .18% , 4/17/26 (a) (s) ......................................... 1,000 998
2,097
Total Commercial Paper (Cost $9,777)
a
a
a
9,777
Shares
Exchange-Traded Funds (1.9%)
iShares BB Rated Corporate Bond ETF ....................................... 48,494 2,254
Total Exchange-Traded Funds (Cost $2,156)
a
a
a
2,254
Collateral for Securities Loaned (8.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (t) ........ 2,616,596 2,616
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (t) ............ 2,616,596 2,616
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (t) ................ 2,616,596 2,617
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (t) . 2,616,596 2,617
Total Collateral for Securities Loaned (Cost $10,466)
a
a
a
10,466
Total Investments (Cost $132,137) — 109.3% 128,628
Liabilities in excess of other assets —  (9.3)% (10,940)
NET ASSETS - 100.00% $ 117,688
At March 31, 2026, the Fund's investments in foreign securities were 17.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$99,692 (thousands) and amounted to 84.7% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(c) Security is interest only.
(d) Non-income producing security.
(e) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(h) All or a portion of this security is on loan.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Up to 6.75% of the coupon may be PIK.
(k) Up to 1.00% of the coupon may be PIK.
(l) Up to 6.63% of the coupon may be PIK.
(m) Up to 10.75% of the coupon may be PIK.
(n) Up to 5.75% of the coupon may be PIK.
(o) Up to 6.00% of the coupon may be PIK.

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
(p) Rounds to less than $1 thousand.
(q) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(r) Up to 8.75% of the coupon may be PIK.
(s) Rate represents the effective yield at March 31, 2026.
(t) Rate disclosed is the daily yield on March 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (0.7%)
Cash Flow CLO (0.7%):
CIFC Funding Ltd. , Series 2020-4A , Class DR , 6 .47% ( TSFR3M + 280 bps ) , 1/15/40 , Callable
1/15/27 @ 100 (a) (b) ................................................. $ 1,375 $ 1,361
Magnetite XXX Ltd. , Series 2021-30A , Class D2R , 7 .86% ( TSFR3M + 400 bps ) , 10/25/37 ,
Callable 10/25/26 @ 100 (a) (b) ......................................... 1,375 1,347
2,708
Total Collateralized Loan Obligations (Cost $2,806)
a
a
a
2,708
Shares
Common Stocks (3.2%)
Communication Services (0.1%):
Entercom Media Corp. (c) ................................................. 147,854 406
Consumer Discretionary (0.2%):
Men's Wearhouse, Inc. (c) ................................................. 32,607 465
Health Care (2.9%):
Air Methods Corp. (c) .................................................... 79,744 10,367
Rising Tide Holdings, Inc. (c) (d) ............................................ 241,726 —
10,367
Total Common Stocks (Cost $4,914)
a
a
a
11,238
Principal Amount
(000)
Senior Secured Loans (77.9%)
Communication Services (2.9%):
Audacy Capital LLC, Tranche A Term Loan , 10 .79% ( SOFR01M + 700 bps ) , 9/29/28 (a) ..... 461 456
Audacy Capital LLC, Tranche B Term Loan , 9 .79% ( SOFR01M + 600 bps ) , 9/28/29 (a) (e) .... 3,834 2,856
Cumulus Media New Holdings Inc., Initial Term Loan , 8 .66% ( SOFR03M + 500 bps ) ,
5/2/29 (a) (e) ....................................................... 7,906 1,129
Dotdash Meredith, Inc., Term B-2 Loan , 7 .17% ( SOFR01M + 350 bps ) , 6/16/32 (a) ......... 718 677
Gray Television, Inc., Term D Loan , 6 .78% ( SOFR01M + 300 bps ) , 12/1/28 (a) ............ 2,240 2,238
Nexstar Media Inc., Term B-7 Loan , 3/21/33 (f) .................................. 491 485
Red Ventures LLC, Term B-5 Loan, First Lien , 6 .42% ( SOFR01M + 275 bps ) , 3/4/30 (a) ..... 16 14
Windstream Services LLC, 2025 Term Loan, First Lien , 7 .67% ( SOFR01M + 400 bps ) ,
10/6/32 (a) ........................................................ 575 574
Ziggo Financing Partnership, Term Loan N Facility , 7 .03% ( SOFR06M + 325 bps ) , 1/14/33 (a) . 2,108 2,046
10,475
Consumer Discretionary (9.6%):
American Axle & Manufacturing, Inc., Tranche C Term Loan, First Lien , 6 .91%
( SOFR03M + 325 bps ) , 2/3/33 (a) ......................................... 1,238 1,231
Betclic Everest Group SAS , 12/9/31 (f) ........................................ 1,000 996
Entain PLC, Facility B5 , 5 .95% ( SOFR03M + 225 bps ) , 7/30/32 (a) .................... 1,906 1,902
Fitness International LLC, Term B Loan, First Lien , 8 .17% ( SOFR01M + 450 bps ) , 2/12/29 (a) . 4,410 4,415
Flutter Financing BV, 2024 Refinancing Term B Loan, First Lien , 5 .42% ( SOFR03M + 175 bps ) ,
11/29/30 (a) ....................................................... 2,893 2,856
Harbor Freight Tools USA, Inc., Replacement Term Loan , 5 .92% ( SOFR01M + 225 bps ) ,
6/11/31 (a) ........................................................ 992 981
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, First Lien , 5 .67%
( SOFR01M + 200 bps ) , 1/17/31 (a) ........................................ 1,437 1,432
Holley Inc., Initial Term Loan , 7 .54% ( SOFR01M + 375 bps ) , 11/20/28 (a) ............... 2,055 2,043
Houghton Mifflin Harcourt Co., Term B Loan, First Lien , 9 .02% ( SOFR01M + 525 bps ) ,
4/9/29 (a) ......................................................... 3,261 2,752
Light and Wonder International, Inc., Term Loan B-3, First Lien , 5 .67% ( SOFR01M + 200 bps ) ,
4/16/29 (a) ........................................................ 1,148 1,147
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien , 5 .92%
( SOFR01M + 225 bps ) , 4/1/31 (a) ......................................... 2,918 2,908
McGraw-Hill Education, Inc., 2025 Tranche B-2 Term Loan , 6 .42% ( SOFR01M + 275 bps ) ,
8/6/31 (a) ......................................................... 1,927 1,922
Petco Health and Wellness Co., Inc., 2026 Term Loan, First Lien , 7 .92% ( SOFR03M + 425 bps ) ,
2/3/31 (a) ......................................................... 2,282 2,226
PetSmart, Inc., Initial Term Loan, First Lien , 7 .67% ( SOFR01M + 400 bps ) , 8/18/32 (a) ...... 2,000 1,984

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
River Rock Entertainment Authority, Term Loan, Firsr Lien , 12 .67% ( SOFR01M + 900 bps ) ,
11/24/31 (a) ....................................................... $ 860 $ 838
Sunrise Financing Partnership, Facility AAA , 6 .10% ( SOFR06M + 247 bps ) , 2/17/32 (a) ...... 1,885 1,870
The Men's Wearhouse LLC, Initial Term Loan , 9 .42% ( SOFR03M + 575 bps ) , 1/28/31 (a) ..... 334 333
Travel + Leisure Co., 2024 Incremental Term Loan , 5 .67% ( SOFR01M + 200 bps ) , 12/14/29 (a) 2,156 2,149
33,985
Consumer Staples (0.6%):
American Auto Auction Group LLC, 2025 Refinancing Term Loan, First Lien , 8 .17%
( SOFR03M + 450 bps ) , 5/28/32 (a) ........................................ 550 546
Froneri US, Inc., Facility B6, First Lien , 5 .88% ( SOFR06M + 225 bps ) , 9/30/32 (a) ......... 1,441 1,412
Treehouse Foods, Inc., Initial Term Loan , 7 .91% ( SOFR01M + 425 bps ) , 2/4/33 (a) ......... 334 332
2,290
Energy (2.4%):
Delek U.S. Holdings, Inc., Initial Loan , 7 .27% ( SOFR01M + 350 bps ) , 11/19/29 (a) ......... 3,787 3,788
Meade Pipeline Co. LLC, Initial Loan , 5 .69% ( SOFR03M + 200 bps ) , 9/22/32 (a) .......... 610 609
Traverse Midstream Partners LLC, Advance , 6 .17% ( SOFR03M + 250 bps ) , 2/16/28 (a) ...... 4,014 4,011
8,408
Financials (30.7%):
19th Holdings Golf LLC, Initial Term Loan , 7 .02% ( SOFR01M + 325 bps ) , 2/7/29 (a) ....... 2,179 2,174
Acrisure LLC, 2025 Term B Loan, First Lien , 6 .92% ( SOFR01M + 325 bps ) , 6/21/32 (a) ..... 1,280 1,239
Ahlstrom Holding 3 Oy, Additional Facility B1 USD , 8 .18% ( SOFR03M + 425 bps ) , 5/24/30 (a) 1,913 1,891
AIP RD Buyer Corp., Term B Loan, First Lien , 7 .17% ( SOFR01M + 350 bps ) , 12/23/30 (a) ... 495 495
Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, First Lien , 6 .69%
( SOFR03M + 300 bps ) , 11/1/30 (a) ........................................ 970 970
ARC Falcon I Inc., Term Loan B , 3/4/33 (f) ..................................... 582 532
Arcline FM Holdings LLC, 2025-1 New Term Loan, First Lien , 6/24/30 (f) .............. 993 993
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan , 6 .42% ( SOFR01M + 275 bps ) ,
8/19/30 (a) ........................................................ 2,584 2,588
Asurion LLC, New B-12 Term Loan, First Lien , 7 .92% ( SOFR01M + 425 bps ) , 9/19/30 (a) .... 995 984
Asurion LLC, New Term B-13 Term Loan, First Lien , 7 .92% ( SOFR01M + 425 bps ) , 9/19/30 (a) 993 980
Bakelite US Holdco, Inc., Initial Loan , 7 .42% ( SOFR03M + 375 bps ) , 12/23/31 (a) ......... 1,950 1,879
BW NHHC Holdco Inc., Initial Term Loan, Second Lien , 5/15/26 (f) ................... 3,000 300
Carriage Purchaser, Inc., Term B Loan , 7 .17% ( SOFR01M + 350 bps ) , 9/29/28 (a) .......... 993 986
Champions Holdco, Inc., Initial Term Loan , 8 .42% ( SOFR03M + 475 bps ) , 2/23/29 (a) ....... 1,990 1,721
Chariot Buyer LLC, Refinancing Term Loan, First Lien , 6 .42% ( SOFR01M + 275 bps ) , 9/8/32 (a) 3,736 3,697
Clydesdale Acquisition Holdings, Inc., Term B Loan, First Lien , 6 .85% ( SOFR01M + 318 bps ) ,
4/13/29 (a) ........................................................ 2,397 2,281
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loans, First Lien , 5 .67%
( SOFR01M + 200 bps ) , 5/19/31 (a) ........................................ 249 247
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .18%
( SOFR03M + 525 bps ) , 8/2/29 (a) ......................................... 1,956 1,959
DS Parent, Inc., Term Loan B , 9 .17% ( SOFR03M + 550 bps ) , 1/31/31 (a) ................ 1,980 1,737
Evergreen Acqco 1 LP, Initial Term Loan , 6 .69% ( SOFR03M + 300 bps ) , 9/17/32 (a) ........ 651 652
Fiesta Purchaser, Inc., Second Refinancing Term Loan , 6 .42% ( SOFR01M + 275 bps ) , 2/12/31 (a) 1,990 1,938
First Advantage Holdings LLC, Term B-3 Loan, First Lien , 6 .42% ( SOFR03M + 275 bps ) ,
10/31/31 (a) ....................................................... 1,448 1,407
Fleet Midco I Limited, Facility B2 , 6 .42% ( SOFR03M + 275 bps ) , 2/10/31 (a) ............. 2,701 2,701
Fortress Intermediate 3, Inc., Tranche B Term Loan , 6 .67% ( SOFR01M + 300 bps ) , 6/27/31 (a) . 411 407
Galileo Parent, Inc., Initial Term Loan , 8 .12% ( SOFR06M + 450 bps ) , 2/25/33 (a) .......... 908 889
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan , 5 .65%
( SOFR03M + 200 bps ) , 10/4/30 (a) ........................................ 2,701 2,701
Gloves Buyer, Inc., Term Loan, First Lien , 7 .67% ( SOFR01M + 400 bps ) , 5/24/32 (a) ........ 1,863 1,855
Goat Holdco LLC, 2026 Term B Loan , 6 .17% ( SOFR01M + 250 bps ) , 1/27/32 (a) .......... 577 575
Hamilton Projects Acquiror LLC, 2025-2 Repricing Term Loan , 6 .17% ( SOFR01M + 250 bps ) ,
5/30/31 (a) ........................................................ 708 709
Hudson River Trading LLC, Term B-2 Loan , 6 .18% ( SOFR01M + 250 bps ) , 3/18/30 (a) ...... 1,840 1,831
IMC Financing LLC, Term Loan , 6 .67% ( SOFR01M + 300 bps ) , 6/21/32 (a) .............. 684 685
Ineos U.S. Finance LLC, 2030 Dollar Term Loan , 6 .92% ( SOFR01M + 325 bps ) , 2/19/30 (a) .. 3,856 3,348
Innio North America Holding, Inc. , 5 .66% ( SOFR03M + 200 bps ) , 11/28/31 (a) ............ 3,602 3,564
Inspired Finco Holdings Limited, Facility B7 , 6 .42% ( SOFR03M + 275 bps ) , 2/28/31 (a) ..... 905 902
ION Platform Finance US, Inc., Initial Dollar Term Loan, First Lien , 7 .42%
( SOFR03M + 375 bps ) , 9/30/32 (a) ........................................ 2,575 2,059

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Jefferies Finance LLC, Initial Term Loan, First Lien , 6 .43% ( SOFR01M + 275 bps ) , 10/21/31 (a) $ 995 $ 978
Knight Health Holdings LLC, Term B Loan, First Lien , 9 .04% ( SOFR01M + 525 bps ) ,
12/26/28 (a) ....................................................... 22,478 15,734
LBM Acquisition LLC, Amendment No. 4 Refinancing Term Loan, First Lien , 8 .67%
( SOFR01M + 500 bps ) , 6/6/31 (a) ......................................... 1,214 1,021
Long Ridge Energy LLC, Term B Advance Loan , 8 .17% ( SOFR03M + 450 bps ) , 2/19/32 (a) ... 1,786 1,764
LS Group OpCo. Acquisition LLC, Term B-1 Loan , 6 .17% ( SOFR03M + 250 bps ) , 4/23/31 (a) . 4,630 4,612
LSF12 Badger Bidco LLC, Initial Term Loan , 9 .17% ( SOFR01M + 550 bps ) , 7/10/30 (a) ..... 2,846 2,838
LSF12 Helix Parent LLC, Initial Term Loan , 7 .17% ( SOFR01M + 350 bps ) , 2/10/33 (a) ...... 310 305
Medline Borrower LP, 2030 Refinancing Term Loan, First Lien , 5 .42% ( SOFR01M + 175 bps ) ,
10/23/30 (a) ....................................................... 1,542 1,544
Mermaid Bidco Inc., Facility B , 6 .91% ( SOFR03M + 325 bps ) , 7/2/31 (a) ................ 610 596
Neptune BidCo US Inc., 2026 Dollar Term B Loan, First Lien , 8 .76% ( SOFR03M + 500 bps ) ,
2/3/33 (a) ......................................................... 2,225 2,120
NorthRiver Midstream Finance LP, Initial Term B Loan, First Lien , 5 .91%
( SOFR03M + 225 bps ) , 8/16/30 (a) ........................................ 3,002 3,003
OAK-Eagle Acquireco, Inc. , 3/24/33 (f) ....................................... 1,204 1,197
OEP Glass Purchaser LLC, Initial Term Loan , 7 .67% ( SOFR03M + 400 bps ) , 3/2/33 (a) ...... 655 644
Olympus Water US Holding Corp., Term B-6 Dollar Loan, First Lien , 6 .67%
( SOFR03M + 300 bps ) , 6/23/31 (a) ........................................ 995 954
Orion Midco Ltd., Initial Term Loan, First Lien , 7 .15% ( SOFR03M + 350 bps ) , 10/12/32 (a) ... 1,503 1,486
Oscar AcquisitionCo LLC, Term B Loan , 7 .92% ( SOFR03M + 425 bps ) , 4/30/29 (a) ......... 2,276 1,452
Osmosis Buyer Limited, 2026 Refinancing Term B Loan , 6 .41% ( SOFR03M + 275 bps ) ,
7/31/28 (a) ........................................................ 1,539 1,534
Park River Holdings, Inc., 2025 Refinancing Term Loan , 8 .16% ( SOFR03M + 450 bps ) ,
3/17/31 (a) ........................................................ 1,218 1,188
Sedgwick Claims Management Services, Inc., 2024 Term Loan, First Lien , 6 .17%
( SOFR01M + 250 bps ) , 7/31/31 (a) ........................................ 2,625 2,574
Stonepeak Nile Parent LLC, Amendment No. 1 Incremental Term Loan , 5 .92%
( SOFR03M + 225 bps ) , 4/9/32 (a) ......................................... 669 667
Tega MC Australia Holdings Pty Ltd., Term Loan B , 3/25/33 (f) ...................... 1,642 1,630
TRQ Sales LLC, Initial Term Loan , 6 .95% ( SOFR03M + 325 bps ) , 12/30/32 (a) ............ 680 657
Virgin Media Bristol LLC, Facility Y , 7 .05% ( SOFR06M + 318 bps ) , 3/31/31 (a) ........... 2,250 2,046
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien , 7 .91% ( SOFR03M + 425 bps ) ,
7/1/32 (a) ......................................................... 995 987
WestJet Loyalty LP, Initial Term Loan , 6 .42% ( SOFR03M + 275 bps ) , 2/14/31 (a) .......... 2,905 2,815
WH Borrower LLC, Add-on TLB , 2/20/32 (f) ................................... 510 510
108,732
Health Care (8.0%):
Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan , 6 .67% ( SOFR01M + 300 bps ) ,
8/2/32 (a) ......................................................... 2,078 2,083
Covis Finco SARL, Dollar Term B Loan, First Lien , 2/18/27 (d) (f) .................... 8,797 —
Embecta Corp., Initial Term Loan, First Lien , 6 .67% ( SOFR01M + 300 bps ) , 4/2/29 (a) ...... 3,440 3,438
Gainwell Acquisition Corp., Term B Loan, First Lien , 7 .77% ( SOFR03M + 400 bps ) , 10/1/27 (a) 3,982 3,859
Hologic, Inc. , 1/14/33 (f) .................................................. 1,128 1,114
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, First Lien , 7 .42%
( SOFR03M + 375 bps ) , 5/19/31 (a) ........................................ 4,882 4,881
LifePoint Health, Inc. , 2024-2 Refinancing Term Loan, First Lien , 5/19/31 (f) ............ 1,990 1,987
Organon & Co., 2024 Refinancing Dollar Term Loan Facility, First Lien , 5 .92%
( SOFR01M + 225 bps ) , 5/19/31 (a) ........................................ 1,973 1,876
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien , 5 .67%
( SOFR01M + 200 bps ) , 4/20/29 (a) ........................................ 2,974 2,953
Scil USA Holdings LLC , 7 .79% ( SOFR06M + 400 bps ) , 10/29/32 (a) ................... 1,375 1,367
Select Medical Corporation, Term Loan B , 12/3/31 (f) ............................. 749 746
Summit Behavioral Healthcare LLC, Second Out Term Loan, First Lien , 8 .18%
( SOFR03M + 425 bps ) , 10/15/30 (a) ....................................... 1,990 1,708
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan , 6 .17% ( SOFR01M + 250 bps ) ,
12/19/30 (a) ....................................................... 1,965 1,964
27,976
Industrials (17.4%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, First
Lien , 5 .92% ( SOFR03M + 225 bps ) , 4/20/28 (a) .............................. 3,267 3,232

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Arches Buyer Inc., Refinancing Term Loan , 7 .02% ( SOFR01M + 325 bps ) , 12/6/27 (a) ....... $ 1,954 $ 1,944
AZZ Inc., Initial Term Loan , 5 .42% ( SOFR01M + 175 bps ) , 5/14/29 (a) .................. 1,405 1,407
Cengage Learning, Inc., Existing Term Loan, First Lien , 6 .68% ( SOFR03M + 300 bps ) ,
3/24/31 (a) ........................................................ 3,930 3,842
Charlotte Buyer, Inc., Second Refinancing Term Loan, First Lien , 7 .92% ( SOFR01M + 425 bps ) ,
2/11/28 (a) ........................................................ 1,990 1,969
Chart Industries, Inc., Amendment No. 7 Term Loan , 6 .16% ( SOFR03M + 250 bps ) , 3/18/30 (a) 2,163 2,158
Columbus McKinnon Corporation, Initial Term Loan , 7 .16% ( SOFR03M + 350 bps ) , 2/3/33 (a) 810 806
Coors Tek, Inc., Initial Term B Loan, First Lien , 6 .67% ( SOFR03M + 300 bps ) , 10/28/32 (a) ... 713 716
Core & Main LP, Tranche E Term Loan , 5 .68% ( SOFR01M + 200 bps ) , 2/10/31 (a) ......... 4,165 4,165
Cornerstone Building Brands, Inc., Tranche B Term Loan , 7 .02% ( SOFR03M + 325 bps ) ,
4/12/28 (a) ........................................................ 731 412
Cyberswift US Finco LLC, Term Loan , 7 .65% ( SOFR03M + 400 bps ) , 10/8/32 (a) .......... 660 648
Gates Corporation, Initial B-5 Dollar Term Loan , 5 .42% ( SOFR01M + 175 bps ) , 6/4/31 (a) .... 2,913 2,907
Genesee & Wyoming Inc., Initial Term Loan , 5 .42% ( SOFR03M + 175 bps ) , 4/10/31 (a) ...... 995 989
Gibraltar Industries, Inc., Initial Tranche B Term Loan , 5 .93% ( SOFR01M + 225 bps ) , 1/28/33 (a) 617 613
Graham Packaging Company Inc., Initial Term Loan , 5 .92% ( SOFR01M + 225 bps ) , 1/14/33 (a) 500 494
Groupe Solmax Inc., Initial Term Loan , 8 .68% ( SOFR03M + 475 bps ) , 7/24/28 (a) .......... 1,995 1,606
Harsco Corporation, Term B-3 Loan , 6 .04% ( SOFR01M + 225 bps ) , 3/10/28 (a) ............ 3,833 3,817
Hertz Corporation, The, Initial Term B Loan , 7 .29% ( SOFR01M + 350 bps ) , 6/30/28 (a) ...... 1,016 749
Hertz Corporation, The, Initial Term C Loan , 7 .29% ( SOFR01M + 350 bps ) , 6/30/28 (a) ...... 203 150
Janus International Group LLC, 8th Amendment Term Loan, First Lien , 5 .66%
( SOFR03M + 200 bps ) , 8/5/30 (a) ......................................... 3,526 3,514
Karman Holdings Inc., Third Amendment Term Loan , 6 .46% ( SOFR03M + 275 bps ) , 4/1/32 (a) 1,271 1,271
Madison IAQ LLC, Initial Term Loan , 6 .13% ( SOFR06M + 250 bps ) , 6/21/28 (a) ........... 2,964 2,961
Novae LLC, Tranche B Term Loan , 8 .82% ( SOFR03M + 500 bps ) , 12/22/28 (a) ............ 2,725 2,409
OneSky Flight LLC, Initial Term Loans , 6 .43% ( SOFR01M + 275 bps ) , 2/17/33 (a) ......... 798 795
Prime Security Services Borrower LLC, 2025 Incremental Term B-2 Loan, First Lien , 5 .41%
( SOFR01M + 175 bps ) , 3/8/32 (a) ......................................... 410 404
Pro Mach Group, Inc., Amendment No. 6 Refinancing Term Loan, First Lien , 6 .42%
( SOFR01M + 275 bps ) , 10/18/32 (a) ....................................... 613 612
Rising Tide Holdings Inc., Tranche A Term Loan , 15 .00% ( SOFR03M + 1500 bps ) , 6/13/28 (a) . 1,577 1,517
Rising Tide Holdings Inc., Tranche B Term Loan , 12 .00% ( SOFR03M + 1200 bps ) , 6/13/28 (a) . 4,077 2,406
SGH2 LLC, Initial Term Loan, First Lien , 8 .17% ( SOFR03M + 450 bps ) , 8/18/32 (a) ........ 1,443 1,416
Shift4 Payments LLC, Amendment No. 3 Refinancing Term Loan, First Lien , 5 .65%
( SOFR03M + 200 bps ) , 7/6/32 (a) ......................................... 499 497
SkyMiles IP Ltd., 2025 Replacement Term Loan , 5 .17% ( SOFR03M + 150 bps ) , 10/20/28 (a) .. 3,063 3,073
Southern Veterinary Partners LLC, 2025 New Term Loan, First Lien , 6 .18%
( SOFR01M + 250 bps ) , 12/4/31 (a) ........................................ 995 985
Tidal Waste & Recycling Holdings LLC, Initial Term Loan , 6 .42% ( SOFR03M + 275 bps ) ,
10/24/31 (a) ....................................................... 497 497
TransDigm, Inc., New Tranche K Term Loan, First Lien , 5 .92% ( SOFR01M + 225 bps ) ,
3/22/30 (a) ........................................................ 1,214 1,214
Veritiv Operating Co., Initial Term Loan, First Lien , 7 .67% ( SOFR03M + 400 bps ) , 11/29/30 (a) 1,492 1,448
Vestis Corp., Term B-1 Loan, First Lien , 5 .92% ( SOFR03M + 225 bps ) , 2/24/31 (a) ......... 2,481 2,388
White Cap Supply Holdings LLC, Tranche C Term Loan , 6 .92% ( SOFR01M + 325 bps ) ,
10/29/29 (a) ....................................................... 1,295 1,243
61,274
Information Technology (3.2%):
Ahead DB Holdings LLC, Term B-5 Loan, First Lien , 6 .17% ( SOFR03M + 250 bps ) , 2/3/31 (a) 1,741 1,714
Cimpress PLC, 2024-2 Refinancing Tranche B-1 Term Loan , 6 .17% ( SOFR01M + 250 bps ) ,
5/17/28 (a) ........................................................ 992 990
ConnectWise LLC, Initial Term Loan , 7 .43% ( SOFR03M + 350 bps ) , 9/29/28 (a) ........... 1,990 1,832
Genesys Cloud Services Holdings I LLC, Initial 2025 Dollar Term Loan , 6 .17%
( SOFR01M + 250 bps ) , 1/30/32 (a) ........................................ 1,492 1,426
McAfee Corp., Second Amendment Tranche B-1 Term Loan , 6 .67% ( SOFR01M + 300 bps ) ,
3/1/29 (a) ......................................................... 2,938 2,615
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, First
Lien , 6 .92% ( SOFR03M + 325 bps ) , 10/28/30 (a) .............................. 990 746
Proofpoint, Inc., 2025-B Incremental Term Loan, First Lien , 6 .67% ( SOFR03M + 300 bps ) ,
8/31/28 (a) ........................................................ 2,199 2,126
11,449

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (1.3%):
Crown Finance US, Inc., First Amendment Term Loan , 8 .17% ( SOFR01M + 450 bps ) , 12/2/31 (a) $ 995 $ 984
Owens Brockway Glass Container, Inc., Tranche B-1 Term Loan B Facility, First Lien , 6 .67%
( SOFR01M + 300 bps ) , 9/30/32 (a) ........................................ 1,521 1,503
WireCo WorldGroup Inc., 2023 Refinancing Term Loan , 7 .42% ( SOFR03M + 375 bps ) ,
11/13/28 (a) ....................................................... 2,213 2,204
4,691
Real Estate (0.9%):
RealPage, Inc., Initial Term Loan, First Lien , 6 .93% ( SOFR03M + 300 bps ) , 4/24/28 (a) ...... 3,361 3,214
Utilities (0.9%):
Lackawanna Energy Center LLC, Replacement Term B Advance , 6 .42% ( SOFR01M + 275 bps ) ,
8/5/32 (a) ......................................................... 641 641
MH SUB I LLC, Term Loan, First Lien , 7 .92% ( SOFR01M + 425 bps ) , 12/31/31 (a) ........ 3,974 2,631
3,272
Total Senior Secured Loans (Cost $305,404)
a
a
a
275,766
Corporate Bonds (5.7%)
Communication Services (1.8%):
CCO Holdings LLC/CCO Holdings Capital Corp. , 4 .75% , 2/1/32 , Callable 2/1/27 @ 102.38 (b) 1,260 1,142
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (b) ....... 1,560 1,634
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 4/12/26 @ 105.88 (b) .................. 1,000 723
Gray Media, Inc. , 7 .25% , 8/15/33 , Callable 8/15/28 @ 103.63 (b) ..................... 925 932
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (b) ................................................ 1,700 1,781
6,212
Energy (0.7%):
Alpha Generation LLC , 6 .75% , 10/15/32 , Callable 10/15/27 @ 103.38 (b) ............... 1,000 1,015
CQP Holdco LP/BIP-V Chinook Holdco LLC , 7 .50% , 12/15/33 , Callable 12/15/28 @
103.75 (b) ........................................................ 1,500 1,577
2,592
Financials (0.4%):
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 5/2/26 @ 101.41 (b) ................... 1,500 1,430
Health Care (0.8%):
AdaptHealth LLC , 5 .13% , 3/1/30 , Callable 3/1/27 @ 101.28 (b) ...................... 1,000 959
CHS/Community Health Systems, Inc. , 6 .13% , 4/1/30 , Callable 5/2/26 @ 101.53 (b) ....... 1,000 868
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (b) .......... 1,140 1,107
2,934
Industrials (0.5%):
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (b) ........................................................ 1,500 1,476
TransDigm, Inc. , 6 .25% , 1/31/34 , Callable 8/31/28 @ 103.13 (b) ..................... 82 83
1,559
Information Technology (0.4%):
Amkor Technology, Inc. , 5 .88% , 10/1/33 , Callable 10/1/28 @ 102.94 (b) ................ 85 85
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 4/12/26 @ 103.25 (b) ............. 1,500 1,459
1,544
Materials (0.8%):
Allied Universal Holdco LLC , 7 .88% , 2/15/31 , Callable 2/15/27 @ 103.94 (b) ............ 1,000 1,032
Methanex US Operations, Inc. , 6 .25% , 3/15/32 , Callable 9/15/31 @ 100 (b) ............. 1,000 1,023
Novelis Corp. , 3 .88% , 8/15/31 , Callable 8/15/26 @ 101.94 (b) ....................... 1,000 890
2,945
Utilities (0.3%):
Clearway Energy Operating LLC , 3 .75% , 2/15/31 , Callable 4/12/26 @ 101.88 (b) ......... 1,000 928
Total Corporate Bonds (Cost $20,552)
a
a
a
20,144

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (1.1%)
Financials (0.8%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (b) ........................................................ $ 1,126 $ 1,188
GGAM Finance Ltd. , 8 .00% , 6/15/28 , Callable 12/15/27 @ 100 (b) ................... 1,500 1,556
2,744
Materials (0.3%):
First Quantum Minerals Ltd.
8 .63% , 6/1/31 , Callable 6/1/26 @ 104.31 (b) ................................ 1,000 1,033
7 .25% , 2/15/34 , Callable 2/15/29 @ 103.63 (b) .............................. 225 229
1,262
Total Yankee Dollars (Cost $3,903)
a
a
a
4,006
U.S. Treasury Obligations (1.3%)
U.S. Treasury Bills , 3 .46% , 4/21/26 (g) ........................................ 4,500 4,491
Total U.S. Treasury Obligations (Cost $4,491)
a
a
a
4,491
Commercial Paper (2.5%)
Industrials (0.6%):
Fiserv, Inc. , 3 .98% , 4/1/26 (b) (g) ............................................ 2,200 2,200
Information Technology (0.5%):
Jabil, Inc. , 4 .14% , 4/1/26 (b) (g) ............................................. 1,600 1,600
Real Estate (1.2%):
ERP Operating LP , 4 .14% , 4/1/26 (b) (g) ....................................... 2,200 2,199
Healthpeak OP LLC , 3 .97% , 4/1/26 (b) (g) ...................................... 2,200 2,200
4,399
Utilities (0.2%):
NGPL PipeCo LLC , 4 .18% , 4/1/26 (b) (g) ...................................... 800 800
Total Commercial Paper (Cost $9,000)
a
a
a
8,999
Shares
Exchange-Traded Funds (4.6%)
Invesco Senior Loan ETF ................................................. 400,000 8,164
State Street Blackstone Senior Loan ETF ...................................... 200,000 8,028
Total Exchange-Traded Funds (Cost $16,825)
a
a
a
16,192
Total Investments (Cost $367,895) — 97.0% 343,544
Other assets in excess of liabilities —  3.0% 10,510
NET ASSETS - 100.00% $ 354,054
At March 31, 2026, the Fund's investments in foreign securities were 7.6% of net assets.
(a) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$35,857 (thousands) and amounted to 10.1% of net assets.
(c) Non-income producing security.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Rate represents the effective yield at March 31, 2026.

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.